UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-22887

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos ETF Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., c/o Calamos Advisors LLC 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	July 31, 2026

DATE OF REPORTING PERIOD:	August 1, 2025 through July 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Calamos Antetokounmpo Global Sustainable Equities ETF SROI

Calamos Autocallable Income ETF CAIE

Calamos Nasdaq® Autocallable Income ETF CAIQ

Calamos Autocallable Growth ETF CAGE

Calamos CEF Income & Arbitrage ETF CCEF

Calamos Convertible Equity Alternative ETF CVRT

Calamos Nasdaq® Equity & Income ETF CANQ

Calamos Bitcoin Structured Alt Protection ETF® - January CBOJ

Calamos Bitcoin Structured Alt Protection ETF® - April CBOA

Calamos Bitcoin Structured Alt Protection ETF® - July CBOY

Calamos Bitcoin Structured Alt Protection ETF® - October CBOO

Calamos Tax-Aware Collateral ETF CBOX

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January CBTJ

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April CBTA

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July CBTY

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October CBTO

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January CBXJ

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April CBXA

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July CBXY

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October CBXO

Calamos Laddered S&P 500® Structured Alt Protection ETF® CPSL

Calamos Laddered Bitcoin Structured Alt Protection ETF® CBOL

Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® CBTL

Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® CBXL

Calamos S&P 500® Structured Alt Protection ETF® - January CPSY

Calamos S&P 500® Structured Alt Protection ETF® - February CPSF

Calamos S&P 500® Structured Alt Protection ETF® - March CPSR

Calamos S&P 500® Structured Alt Protection ETF® - April CPSP

Calamos S&P 500® Structured Alt Protection ETF® - May CPSM

Calamos S&P 500® Structured Alt Protection ETF® - June CPSU

Calamos S&P 500® Structured Alt Protection ETF® - July CPSJ

Calamos S&P 500® Structured Alt Protection ETF® - August CPSA

Calamos S&P 500® Structured Alt Protection ETF® - September CPST

Calamos S&P 500® Structured Alt Protection ETF® - October CPSO

Calamos S&P 500® Structured Alt Protection ETF® - November CPSN

Calamos S&P 500® Structured Alt Protection ETF® - December CPSD

Calamos Nasdaq-100® Structured Alt Protection ETF® - March CPNM

Calamos Nasdaq-100® Structured Alt Protection ETF® - June CPNJ

Calamos Nasdaq-100® Structured Alt Protection ETF® - September CPNS

Calamos Nasdaq-100® Structured Alt Protection ETF® - December CPNQ

Calamos Russell 2000® Structured Alt Protection ETF® - January CPRY

Calamos Russell 2000® Structured Alt Protection ETF® - April CPRA

Calamos Russell 2000® Structured Alt Protection ETF® - July CPRJ

Calamos Russell 2000® Structured Alt Protection ETF® - October CPRO

Calamos Antetokounmpo Global Sustainable Equities ETF

SROI: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Antetokounmpo Global Sustainable Equities ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219. This report describes changes to the Fund that occurred during or after the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SROI	$104	0.95%

HOW THE FUND PERFORMED

For the 12 months ended July 31, 2026, the Fund returned 18.55% (NAV), while the MSCI ACWI Net Index returned 22.11% and the broad-based benchmark MSCI ACWI Index returned 22.59%. After years of Magnificent 7 dominance, a durable trend of market rotation and broadening began in 2026. Investors finally recognized the importance of diversifying beyond high-priced momentum stocks, playing to the Fund's strength in idiosyncratic, well-priced quality growth stocks. We believe this positioning and our valuation discipline will continue to serve the Fund well in this risk-aware environment. Security selection accounted for most of the performance shortfall. The financials sector was the largest drag, attributable to an underweight position and negative stock selection. Industrials compounded underperformance, driven by an overweight in a lagging sector and weak stock selection within it. Information technology, the portfolio's largest sector exposure, was neutral to attribution, as gains from Alphabet and SK Hynix offset losses in SAP and Bentley Systems. Both reflected distinct headwinds: AI-driven business model disruption for SAP and valuation pressure for Bentley despite solid fundamentals.

GROWTH OF $10,000

Table Summary
	NAV	MSCI ACWI Gross Total Return Index
2/3/23	$10,000	$9,999
2/28/23	$9,596	$9,511
3/31/23	$9,872	$9,811
4/30/23	$10,036	$9,957
5/31/23	$9,892	$9,857
6/30/23	$10,396	$10,434
7/31/23	$10,668	$10,819
8/31/23	$10,244	$10,521
9/30/23	$9,624	$10,089
10/31/23	$9,340	$9,788
11/30/23	$10,180	$10,696
12/31/23	$10,769	$11,214
1/31/24	$10,664	$11,282
2/29/24	$11,112	$11,770
3/31/24	$11,375	$12,140
4/30/24	$10,987	$11,751
5/31/24	$11,508	$12,236
6/30/24	$11,686	$12,513
7/31/24	$11,819	$12,718
8/31/24	$12,162	$13,045
9/30/24	$12,348	$13,353
10/31/24	$11,960	$13,058
11/30/24	$12,126	$13,550
12/31/24	$11,788	$13,234
1/31/25	$12,114	$13,681
2/28/25	$12,061	$13,603
3/31/25	$11,654	$13,073
4/30/25	$11,882	$13,201
5/31/25	$12,561	$13,968
6/30/25	$12,975	$14,601
7/31/25	$12,870	$14,803
8/31/25	$13,049	$15,175
9/30/25	$13,431	$15,731
10/31/25	$13,683	$16,085
11/30/25	$13,699	$16,088
12/31/25	$13,717	$16,261
1/31/26	$14,101	$16,746
2/28/26	$14,383	$16,966
3/31/26	$13,373	$15,756
4/30/26	$14,719	$17,365
5/31/26	$15,271	$18,270
6/30/26	$15,307	$18,129
7/31/26	$15,242	$18,147

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 2/3/23
NAV	18.55	12.83
MSCI ACWI Gross Total Return Index	22.59	18.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/SROI for the most recent performance information.

Calamos Antetokounmpo Global Sustainable Equities ETF

SROI: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$18,781,446	120	22%	$167,507

WHAT DID THE FUND INVEST IN?

The multi-cap equity Fund employs an integrated, fundamental, and proprietary sustainable process to evaluate and select what we deem to be high-quality growth companies around the globe that have strong financial metrics and address nonfinancial risks related to governance, ecological impact, and human development. Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.0
Industrials	16.7
Financials	14.0
Consumer Discretionary	10.1
Health Care	9.1
Communication Services	7.5
Consumer Staples	4.4
Materials	4.1
Utilities	2.3
Real Estate	1.4

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc. - Class A	6.3
NVIDIA Corp.	4.4
Microsoft Corp.	3.8
Apple, Inc.	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3.3
Amazon.com, Inc.	2.8
SK Hynix, Inc.	2.0
Broadcom, Inc.	1.9
Applied Materials, Inc.	1.7
Visa, Inc. - Class A	1.6

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since July 31, 2026. For more complete information, you may review the Fund's current prospectus and the supplement to the prospectus dated September 11, 2026, which is available on our website at www.calamos.com/resources or upon request by email at caminfo@calamos.com or calling 866-363-9219.

On September 10, 2026, the Board of the Trust determined it advisable and in the best interests of the shareholders of Calamos Antetokounmpo Global Sustainable Equities ETF, a series of the Trust, that the Fund be dissolved, terminated and liquidated on or about November 23, 2026, in accordance with the terms of a Plan of Liquidation. Effective November 19, 2026, the Fund will stop accepting orders of Creation Units from authorized participants. It is expected that November 20, 2026 will be the Fund's last full day of trading on NYSE Arca, Inc., the exchange on which the Fund's shares are listed and principally trade.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | SROITSRA  26

Calamos Autocallable Income ETF

CAIE: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Autocallable Income ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAIE	$75	0.69%

HOW THE FUND PERFORMED

The Fund seeks to deliver high, stable income tied to equity market performance, rather than traditional fixed-income credit or duration, through exposure to a portfolio of 52 or more autocallables in the MerQube US Large-Cap Vol Advantage Autocallable Index, an income-oriented index that references US equities. For the 12 months ended July 31, 2026, the Fund generated a strong return of 17.05% (NAV), compared with the MerQube US Large-Cap Vol Advantage Autocallable Index’s 17.56% return and broad-based S&P 500 Total Return Index's 22.06% return. The MerQube Index's weighted-average coupon rate was 13.97% as of July 31, 2026, significantly higher than that of investment-grade bonds. Autocallable structured notes fared well in the period, benefiting from the broad equity market resilience that drove the S&P 500 Index higher. These notes call early when the index meets or exceeds a barrier on an observation date. The positive equity environment supported this call activity and income generation. As notes were called, the Fund received principal plus accrued income before maturity and reinvested the proceeds in new notes.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
6/25/25	$10,000	$10,002
6/30/25	$10,268	$10,189
7/31/25	$10,636	$10,417
8/31/25	$10,869	$10,628
9/30/25	$11,284	$11,016
10/31/25	$11,473	$11,274
11/30/25	$11,501	$11,302
12/31/25	$11,521	$11,309
1/31/26	$11,668	$11,473
2/28/26	$11,600	$11,386
3/31/26	$11,097	$10,819
4/30/26	$12,168	$11,954
5/31/26	$12,579	$12,583
6/30/26	$12,450	$12,463
7/31/26	$12,435	$12,455

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 6/25/25
NAV	17.05	21.63
S&P 500 Total Return Index	19.52	22.06

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CAIE for the most recent performance information.

Calamos Autocallable Income ETF

CAIE: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,184,371,236	3	0%	$4,567,984

WHAT DID THE FUND INVEST IN?

The Fund seeks to generate high monthly income while reducing downside risk through diversified exposure to a portfolio of synthetic autocallable notes comprising the MerQube US Large-Cap Vol Advantage Autocallable Index, a benchmark optimized specifically for this strategy. An autocallable note is a market-linked investment whose coupon and principal payments depend on equity market performance. Think of it as a bond whose income depends on the stock market not falling too far. Because exposure is spread across multiple notes rather than concentrated in a single note, the Fund significantly reduces timing and maturity-barrier risks.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	79.3
U.S. Government and Agency Security	13.6
Total Return Swap	5.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CAIETSRA  26

Calamos Nasdaq® Autocallable Income ETF

CAIQ: Nasdaq

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Nasdaq® Autocallable Income ETF for the period of November 20, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAIQ	$49Footnote Reference(1)	0.67%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund seeks to deliver high, stable income tied to equity market performance, rather than traditional fixed-income credit or duration, through exposure to a portfolio of 52 or more autocallables in the MerQube Nasdaq 100® Vol Advantage Autocallable Index, an income-oriented index that references Nasdaq 100® equities. For the period ending July 31, 2026, the Fund returned 12.90% (NAV) since its November 20, 2025, inception, compared with the MerQube Nasdaq 100 Vol Advantage Autocallable Index’s 13.13% return and broad-based S&P 500 Total Return Index's 13.66% return. The MerQube Index's weighted-average coupon rate was 18.00% as of July 31, 2026, significantly higher than that of investment-grade bonds. Autocallable structured notes fared well in the period, benefiting from the broad equity market resilience that drove the Nasdaq-100 Index higher. These notes call early when the index meets or exceeds a barrier on an observation date. The positive equity environment supported this call activity and income generation. As notes were called, the Fund received principal plus accrued income before maturity and reinvested the proceeds in new notes.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
11/20/25	$10,000	$9,998
11/30/25	$10,372	$10,313
12/31/25	$10,408	$10,319
1/31/26	$10,489	$10,469
2/28/26	$10,388	$10,390
3/31/26	$9,974	$9,872
4/30/26	$11,349	$10,908
5/31/26	$11,800	$11,482
6/30/26	$11,738	$11,373
7/31/26	$11,339	$11,366

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 11/20/25
NAV	12.90
S&P 500 Total Return Index	13.66

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CAIQ for the most recent performance information.

Calamos Nasdaq® Autocallable Income ETF

CAIQ: Nasdaq

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$286,386,738	3	0%	$710,429

WHAT DID THE FUND INVEST IN?

The Fund seeks to generate high monthly income while reducing downside risk through diversified exposure to a portfolio of synthetic autocallable notes comprising the MerQube Nasdaq 100 Vol Advantage Autocallable Index, a benchmark optimized specifically for this strategy. An autocallable note is a market-linked investment whose coupon and principal payments depend on equity market performance. Think of it as a bond whose income depends on the stock market not falling too far. Because exposure is spread across multiple notes rather than concentrated in a single note, the Fund significantly reduces timing and maturity-barrier risks.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	81.1
U.S. Government and Agency Security	14.8
Total Return Swap	2.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CAIQTSRA  26

Calamos Autocallable Growth ETF

CAGE: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Autocallable Growth ETF for the period of April 16, 2026 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAGE	$19Footnote Reference(1)	0.63%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

CAGE is designed to grow wealth at a greater rate than the S&P 500 over time. The Fund’s exposure to autocallable growth notes with memory is a unique feature that stores coupons in down markets and pays them all at once as accrued returns (not distributions) when markets recover. In addition, all coupons are reinvested and compounded tax-deferred. For the period ending July 31, 2026, the Fund returned 9.92% (NAV) since its April 16, 2026, inception, compared with the MerQube US Large-Cap Vol Advantage Autocallable Growth Index’s 9.88% return and broad-based S&P 500 Total Return Index's 6.95% return. Over its first 3.5 months, CAGE outperformed the S&P 500 through volatility-targeting leverage in its underlying MerQube Index. In other words, the index is able to ramp up leveraged exposure to the S&P 500 when volatility is low via E-mini S&P 500 futures. Because the equity market rose steadily with low realized volatility over this period, that leverage amplified the Fund's return.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
4/16/26	$10,000	$9,998
4/30/26	$10,480	$10,265
5/31/26	$11,348	$10,805
6/30/26	$11,084	$10,702
7/31/26	$11,052	$10,695

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 4/16/26
NAV	9.92
S&P 500 Total Return Index	6.95

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CAGE for the most recent performance information.

Calamos Autocallable Growth ETF

CAGE: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$105,799,216	3	4%	$108,855

WHAT DID THE FUND INVEST IN?

The Fund seeks to generate amplified long-term capital appreciation through exposure to a laddered portfolio of long-dated autocallable growth notes in the MerQube US Large-Cap Vol Advantage Autocallable Growth Index (MQAUTOCG). Instead of distributing yield, the Fund retains and compounds coupons within the portfolio.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	81.0
U.S. Government and Agency Security	17.3
Total Return Swap	0.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CAGETSRA  26

Calamos CEF Income & Arbitrage ETF

CCEF: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos CEF Income & Arbitrage ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CCEF	$78	0.74%

HOW THE FUND PERFORMED

For the 12 months ended July 31, 2026, the Fund returned 12.11% (NAV), compared with 12.51% for the S-Network Composite Closed- End Fund Index (SNCEFCT) and 20.80% for the broad-based benchmark MSCI World Index. The Fund also paid a monthly distribution of $0.1948 per share as of period end. Performance was driven by the team's selection of underlying closed-end funds, which appreciated and saw their discounts narrow. The portfolio's diversification across asset classes, regions, sectors, and industries --including information technology, health care, and municipal bonds --benefited from a rotation away from high-priced momentum stocks. Energy exposure was a standout contributor following the outbreak of the war in Iran, while senior loans detracted on an absolute basis. Relative to the SNCEFCT Index, the Fund's lack of exposure to commodities detracted; the Fund excludes physical commodities, which do not pay monthly distributions and generally trade at a flat discount. The MSCI World Index is a pure global equity benchmark, heavily weighted toward the mega-cap growth and AI-related names that drove much of the period's equity gains. The Fund's return was diluted by its bond and income-oriented constituents, which didn't fully benefit from the equity rally.

GROWTH OF $10,000

Table Summary
	NAV	MSCI World Gross Total Return Index
1/16/24	$10,000	$9,993
1/31/24	$9,956	$10,124
2/29/24	$10,264	$10,557
3/31/24	$10,639	$10,899
4/30/24	$10,342	$10,502
5/31/24	$10,721	$10,978
6/30/24	$10,988	$11,205
7/31/24	$11,340	$11,405
8/31/24	$11,633	$11,710
9/30/24	$12,004	$11,929
10/31/24	$11,728	$11,695
11/30/24	$12,301	$12,236
12/31/24	$11,769	$11,921
1/31/25	$12,230	$12,344
2/28/25	$12,163	$12,259
3/31/25	$12,034	$11,720
4/30/25	$11,717	$11,830
5/31/25	$12,149	$12,538
6/30/25	$12,578	$13,083
7/31/25	$12,675	$13,254
8/31/25	$12,913	$13,604
9/30/25	$13,112	$14,046
10/31/25	$13,122	$14,330
11/30/25	$13,269	$14,375
12/31/25	$13,352	$14,496
1/31/26	$13,769	$14,823
2/28/26	$13,969	$14,936
3/31/26	$13,234	$13,992
4/30/26	$13,986	$15,340
5/31/26	$14,165	$16,047
6/30/26	$14,341	$15,937
7/31/26	$14,225	$16,021

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 1/16/24
NAV	12.11	14.82
MSCI World Gross Total Return Index	20.80	20.37

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CCEF for the most recent performance information.

Calamos CEF Income & Arbitrage ETF

CCEF: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$33,878,285	52	99%	$196,521

WHAT DID THE FUND INVEST IN?

The Fund seeks to deliver high current income and long-term capital appreciation by investing in income-producing closed-end funds trading at attractive discounts, which commonly offer attractive yields. The Fund also may invest in ETFs and business development companies. In addition, the Fund can utilize derivative instruments. Fund categories and top 10 holdings exclude, if any, cash or cash equivalents.

Table Summary
FUND CATEGORIES	% OF NET ASSETS
Equity-Sector	14.2
Covered Call	13.8
Global Allocation	8.1
U.S. Allocation	7.5
Master Limited Partnership	7.0
World Stock	6.2
High Yield Bond	6.0
Preferred	5.9
World Bond	5.1
U.S. Stock	4.8
Senior Loan	3.0
Real Estate Investment Trust	2.5
U.S. Investment Grade	2.2
Municipal Bond	1.8
Convertible	1.4

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	4.1
Virtus Equity & Convertible Income Fund	4.0
Bexil Investment Trust	3.5
Adams Natural Resources Fund, Inc.	3.5
BlackRock Health Sciences Term Trust	3.0
Virtus Artificial Intelligence & Technology Opportunities Fund	2.7
ClearBridge Energy Midstream Opportunity Fund, Inc.	2.7
Nuveen Multi-Asset Income Fund	2.6
LMP Capital & Income Fund, Inc.	2.6
Templeton Emerging Markets Fund	2.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CCEFTSRA  26

Calamos Convertible Equity Alternative ETF

CVRT: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Convertible Equity Alternative ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CVRT	$84	0.69%

HOW THE FUND PERFORMED

For the 12 months ended July 31, 2026, the Fund returned 43.95% (NAV), strongly outperforming the ICE BofA All U.S. Convertible Index's 23.61% return and the broad-based Bloomberg U.S. Aggregate Bond Index's 2.70% return. The Fund's highly equity-sensitive convertibles benefited from the robust performance of a concentrated growth rally in equities, a real bond floor from higher rates, and tailwinds from spreads and issuance, while the Agg Index's traditional fixed-income market was challenged by rising yields tied to inflation fears. Security selection and an average overweight in information technology boosted the Fund's performance. Specifically, holdings in technology hardware, storage & peripherals notably helped, as did communications equipment. Security selection within financials dampened relative results, with positions in asset management & custody banks and diversified financial services losing ground.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/4/23	$10,000	$10,000
10/31/23	$9,497	$9,990
11/30/23	$10,442	$10,443
12/31/23	$11,150	$10,842
1/31/24	$10,918	$10,813
2/29/24	$11,266	$10,660
3/31/24	$11,540	$10,758
4/30/24	$10,897	$10,487
5/31/24	$11,262	$10,664
6/30/24	$11,289	$10,765
7/31/24	$11,478	$11,017
8/31/24	$11,698	$11,175
9/30/24	$11,957	$11,325
10/31/24	$12,015	$11,044
11/30/24	$13,697	$11,161
12/31/24	$12,627	$10,978
1/31/25	$13,271	$11,036
2/28/25	$12,602	$11,279
3/31/25	$12,060	$11,283
4/30/25	$12,315	$11,328
5/31/25	$12,956	$11,247
6/30/25	$13,543	$11,419
7/31/25	$14,193	$11,389
8/31/25	$14,555	$11,526
9/30/25	$15,432	$11,651
10/31/25	$16,358	$11,724
11/30/25	$16,463	$11,797
12/31/25	$16,334	$11,779
1/31/26	$17,581	$11,792
2/28/26	$18,404	$11,985
3/31/26	$17,848	$11,774
4/30/26	$20,833	$11,787
5/31/26	$22,457	$11,824
6/30/26	$22,157	$11,852
7/31/26	$20,440	$11,698

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 10/4/23
NAV	43.95	28.65
Bloomberg U.S. Aggregate Bond Index	2.70	5.70

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CVRT for the most recent performance information.

Calamos Convertible Equity Alternative ETF

CVRT: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$30,732,662	94	162%	$129,856

WHAT DID THE FUND INVEST IN?

The Fund seeks to deliver total returns through capital appreciation and current income by investing primarily in US convertible securities exhibiting high equity sensitivity. The Fund may also invest in derivative instruments. The Sector weightings and top 10 holdings exclude cash or cash equivalents, and derivative instruments, if any.

Table Summary
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	39.9
Utilities	14.6
Communication Services	12.3
Health Care	8.1
Industrials	7.6
Financials	4.6
Consumer Discretionary	3.9
Materials	3.0
Real Estate	2.8
Energy	1.0
Consumer Staples	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Alphabet, Inc., 6.250%, 05/15/29	10.0
Western Digital Corp., 3.000%, 11/15/28	7.0
Boeing Co., 6.000%, 10/15/27	5.3
Lumentum Holdings, Inc., 0.375%, 03/15/32	3.4
Super Micro Computer, Inc., 7.000%, 06/01/29	2.6
Hewlett Packard Enterprise Co., 7.625%, 09/01/27	2.6
Oracle Corp.	2.2
MKS, Inc., 1.250%, 06/01/30	2.0
Akamai Technologies, Inc., 0.250%, 05/15/33	1.7
Snowflake, Inc., 0.000%, 10/01/29	1.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CVRTTSRA  26

Calamos Nasdaq® Equity & Income ETF

CANQ: Nasdaq

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Nasdaq® Equity & Income ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CANQ	$77	0.74%

HOW THE FUND PERFORMED

For the 12 months ended July 31, 2026, the Fund returned 7.97% (NAV), outperforming the broad-based Bloomberg U.S. Aggregate Bond Index's 2.70% return while participating in the upside of the Nasdaq-100 Total Return Index®, which gained 22.58%. In addition, CANQ posted a 30-day SEC yield of 4.03% in July. The Fund's hybrid approach combines a fixed-income portfolio that generates income with equity exposure designed to be less volatile than a direct investment in the Nasdaq-100 Index. The Fund's exposure to the Nasdaq-100 Total Return Index, spurred on by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech, enabled it to outpace the Agg Index, which faced headwinds from higher yields and lower bond prices.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
2/13/24	$10,000	$10,001
2/29/24	$10,056	$9,973
3/31/24	$10,177	$10,065
4/30/24	$9,811	$9,811
5/31/24	$10,219	$9,977
6/30/24	$10,716	$10,072
7/31/24	$10,688	$10,307
8/31/24	$10,924	$10,455
9/30/24	$11,141	$10,595
10/31/24	$11,013	$10,333
11/30/24	$11,501	$10,442
12/31/24	$11,811	$10,271
1/31/25	$12,063	$10,325
2/28/25	$12,013	$10,553
3/31/25	$11,363	$10,557
4/30/25	$11,478	$10,598
5/31/25	$11,900	$10,522
6/30/25	$12,440	$10,684
7/31/25	$12,584	$10,656
8/31/25	$12,694	$10,783
9/30/25	$13,140	$10,901
10/31/25	$13,631	$10,969
11/30/25	$13,473	$11,037
12/31/25	$13,190	$11,021
1/31/26	$13,194	$11,033
2/28/26	$13,061	$11,213
3/31/26	$12,436	$11,016
4/30/26	$13,464	$11,028
5/31/26	$14,162	$11,062
6/30/26	$13,809	$11,089
7/31/26	$13,566	$10,945

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 2/13/24
NAV	7.97	13.35
Bloomberg U.S. Aggregate Bond Index	2.70	3.73

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CANQ for the most recent performance information.

Calamos Nasdaq® Equity & Income ETF

CANQ: Nasdaq

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$21,046,637	28	13%	$192,979

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of fixed-income securities and Nasdaq-100-oriented options with the intent to participate in the upside performance of Nasdaq-100 securities while potentially offering better downside protection. Asset allocation and top 10 holdings exclude, if any, cash and equivalents.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	85.2
Long Call Option	14.1

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Simplify MBS ETF	24.0
Vanguard Emerging Markets Government Bond ETF	21.3
State Street SPDR Portfolio High Yield Bond ETF	14.9
Janus Henderson AAA CLO ETF	11.4
Schwab 1-5 Year Corporate Bond ETF	4.4
iShares® Broad USD Investment Grade Corporate Bond ETF	3.9
iShares® 5-10 Year Investment Grade Corporate Bond ETF	2.8
Franklin Senior Loan ETF	2.5
Direxion Nasdaq-100® Equal Weighted Index ETF, Call, Strike Price $101, 03/19/27	2.3
Apple, Inc., Call, Strike Price $245, 09/18/26	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CANQTSRA  26

Calamos Bitcoin Structured Alt Protection ETF® - January

CBOJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - January for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOJ	$67	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match bitcoin’s positive price return up to a defined cap while providing 100% downside protection over a one-year outcome period (before fees and expenses). When bitcoin declines, the protection prevents losses, allowing the Fund to outperform the BRRNY (spot bitcoin). When bitcoin rises, the cap may limit upside. Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -5.54% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 100% downside protection sharply cushioned bitcoin's plunge, though fees/expenses resulted in a modest residual loss compared to the Agg Index's small increase over the period.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
1/22/25	$10,000	$10,000
1/31/25	$10,020	$10,022
2/28/25	$9,892	$10,242
3/31/25	$9,904	$10,246
4/30/25	$10,024	$10,286
5/31/25	$10,172	$10,213
6/30/25	$10,232	$10,370
7/31/25	$10,388	$10,342
8/31/25	$10,324	$10,466
9/30/25	$10,456	$10,580
10/31/25	$10,416	$10,646
11/30/25	$10,020	$10,713
12/31/25	$9,921	$10,697
1/31/26	$9,905	$10,708
2/28/26	$9,773	$10,883
3/31/26	$9,798	$10,692
4/30/26	$9,901	$10,704
5/31/26	$9,872	$10,737
6/30/26	$9,707	$10,763
7/31/26	$9,748	$10,623

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 1/22/25
NAV	-5.54	-1.33
Bloomberg U.S. Aggregate Bond Index	2.70	4.04

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOJ for the most recent performance information.

Calamos Bitcoin Structured Alt Protection ETF® - January

CBOJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$17,815,408	5	0%	$210,407

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 8%, while protecting 100% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin Indexes. Long at-the-money options provide the 100% downside protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	151.7
Long Put Option	0.5
Short Call Option	(52.7)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOJTSRA  26

Calamos Bitcoin Structured Alt Protection ETF® - April

CBOA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - April for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOA	$67	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match bitcoin’s positive price return up to a defined cap while providing 100% downside protection over a one-year outcome period (before fees and expenses). When bitcoin declines, the protection prevents losses, allowing the Fund to outperform the BRRNY (spot bitcoin). When bitcoin rises, the cap may limit upside. Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -5.80% (NAV) for the annual period ended July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 100% downside protection sharply cushioned bitcoin's plunge, though fees/expenses resulted in a modest residual loss compared to the Agg Index's small increase over the period.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$10,248	$9,952
5/31/25	$10,404	$9,881
6/30/25	$10,480	$10,033
7/31/25	$10,580	$10,006
8/31/25	$10,600	$10,126
9/30/25	$10,672	$10,236
10/31/25	$10,688	$10,300
11/30/25	$10,520	$10,364
12/31/25	$10,530	$10,349
1/31/26	$10,477	$10,360
2/28/26	$9,933	$10,530
3/31/26	$9,909	$10,344
4/30/26	$10,023	$10,356
5/31/26	$10,011	$10,388
6/30/26	$9,782	$10,413
7/31/26	$9,892	$10,277

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 4/7/25
NAV	-5.80	-0.57
Bloomberg U.S. Aggregate Bond Index	2.70	2.10

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOA for the most recent performance information.

Calamos Bitcoin Structured Alt Protection ETF® - April

CBOA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$4,853,843	5	0%	$35,137

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 10%, while protecting 100% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin Indexes. Long at-the-money options provide the 100% downside protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	158.2
Long Put Option	0.9
Short Call Option	(60.0)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOATSRA  26

Calamos Bitcoin Structured Alt Protection ETF® - July

CBOY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - July for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOY	$69	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match bitcoin’s positive price return up to a defined cap while providing 100% downside protection over a one-year outcome period (before fees and expenses). When bitcoin declines, the protection prevents losses, allowing the Fund to outperform the BRRNY (spot bitcoin). When bitcoin rises, the cap may limit upside. Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -1.44% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 through June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 100% downside protection sharply cushioned bitcoin's plunge, though fees/expenses resulted in a modest residual loss compared to the Agg Index's small increase over the period.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,116	$10,045
8/31/25	$10,092	$10,165
9/30/25	$10,172	$10,276
10/31/25	$10,148	$10,340
11/30/25	$9,992	$10,404
12/31/25	$9,966	$10,389
1/31/26	$9,938	$10,400
2/28/26	$9,857	$10,570
3/31/26	$9,869	$10,384
4/30/26	$9,889	$10,396
5/31/26	$9,897	$10,428
6/30/26	$9,930	$10,453
7/31/26	$9,930	$10,317

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 7/8/25
NAV	-1.44	-0.43
Bloomberg U.S. Aggregate Bond Index	2.70	2.97

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOY for the most recent performance information.

Calamos Bitcoin Structured Alt Protection ETF® - July

CBOY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$4,910,797	5	0%	$36,884

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 10%, while protecting 100% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin Indexes. Long at-the-money options provide the 100% downside protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	165.8
Long Put Option	1.3
Short Call Option	(68.1)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOYTSRA  26

Calamos Bitcoin Structured Alt Protection ETF® - October

CBOO: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® - October for the period of October 7, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOO	$56Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund seeks to match bitcoin's positive price return up to a defined cap while providing 100% downside protection over a one-year outcome period (before fees and expenses). When bitcoin declines, the protection prevents losses, allowing the Fund to outperform the BRRNY (spot bitcoin). When bitcoin increases, the cap may limit upside. Both the cap and downside protection cause the Fund's returns to differ from the BRRNY. For the period ending July 31, 2026, the Fund returned  -1.16% (NAV) since its October 7, 2025, inception, versus  -48.19% for the BRRNY (spot bitcoin) and 0.35% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026 driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 100% downside protection sharply cushioned bitcoin's plunge, though fees/expenses resulted in a modest residual loss compared to the Agg Index's small increase over the period.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/7/25	$10,000	$10,000
10/31/25	$9,948	$10,057
11/30/25	$9,852	$10,120
12/31/25	$9,844	$10,105
1/31/26	$9,840	$10,116
2/28/26	$9,792	$10,281
3/31/26	$9,804	$10,100
4/30/26	$9,820	$10,111
5/31/26	$9,840	$10,143
6/30/26	$9,852	$10,167
7/31/26	$9,876	$10,035

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/7/25
NAV	-1.16
Bloomberg U.S. Aggregate Bond Index	0.35

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOO for the most recent performance information.

Calamos Bitcoin Structured Alt Protection ETF® - October

CBOO: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$6,141,659	3	0%	$34,946

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 8%, while protecting 100% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin Indexes. Long at-the-money options provide the 100% downside protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	99.7
Long Call Option	0.0
Short Call Option	0.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOOTSRA  26

Calamos Tax-Aware Collateral ETF

CBOX: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Tax-Aware Collateral ETF for the period of April 17, 2026 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOX	$4Footnote Reference(1)	0.14%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund seeks to generate returns above Treasury bills with limited incremental risk by using SPY box spreads to replicate a cash/T-bill-like return rather than holding actual bonds. Since the Fund's inception on April 17, 2026, through July 31, 2026, the Fund returned 1.14% (NAV), compared with the 1.06% return of the Bloomberg Short Treasury 1-3 Month Index and  -1.52% return of the broad-based Bloomberg U.S. Aggregate Bond Index. The Agg Index has meaningful duration (~6 years) across Treasuries, MBS, and corporates, so its price tends to fall when yields rise. The Fund is built from short-dated, continuously rolled FLEX spreads with near-zero duration —it accrues the implied short-term financing rate regardless of rate moves. Over this period, Treasury yields moved higher (with the 10-year yield rising from the low 4%s toward the high 4%s), which was a price headwind for the Agg but inconsequential for the Fund.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
4/17/26	$10,000	$10,000
4/30/26	$10,017	$9,923
5/31/26	$10,048	$9,954
6/30/26	$10,080	$9,978
7/31/26	$10,115	$9,848

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 4/17/26
NAV	1.14
Bloomberg U.S. Aggregate Bond Index	-1.52

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOX for the most recent performance information.

Calamos Tax-Aware Collateral ETF

CBOX: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,281,430,166	2	0%	$393,416

WHAT DID THE FUND INVEST IN?

The Fund seeks stable, tax-efficient returns by investing in FLEX (Flexible Exchange) options box spreads, primarily on the SPDR S&P 500 ETF ("SPY"). This strategy, long employed by institutional investors, uses box spreads on SPY to create a synthetic loan or cash position through options—rather than holding cash, short-term bonds, or money market instruments. A box spread combines an offsetting synthetic long and short position in the same underlying asset—SPY—using options contracts with the same expiration date. The Fund may structure these spreads using two, three, or four options contracts. Unlike standard options, FLEX Options let investors customize terms such as strike price and expiration date and are guaranteed settlement by the OCC. Box spreads may qualify for favorable tax treatment, and shareholders may be able to use their Fund shares as collateral to meet margin requirements.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Put Option	92.3
Long Call Option	7.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOXTSRA  26

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January

CBTJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTJ	$56	0.69%

HOW THE FUND PERFORMED

The Calamos Bitcoin 80 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 20% (i.e., 80% protection from -20% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -36.96% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 80% downside protection cushioned against bitcoin's plunge, though it absorbed an initial double-digit loss in early 2026 and was down further following its outcome period reset in February. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
2/4/25	$10,000	$10,001
2/28/25	$9,364	$10,213
3/31/25	$9,288	$10,217
4/30/25	$9,856	$10,257
5/31/25	$10,576	$10,184
6/30/25	$10,820	$10,340
7/31/25	$11,484	$10,313
8/31/25	$10,980	$10,436
9/30/25	$11,440	$10,550
10/31/25	$11,068	$10,616
11/30/25	$9,388	$10,682
12/31/25	$8,873	$10,666
1/31/26	$8,387	$10,678
2/28/26	$7,555	$10,852
3/31/26	$7,653	$10,661
4/30/26	$8,079	$10,673
5/31/26	$7,831	$10,706
6/30/26	$7,000	$10,732
7/31/26	$7,130	$10,592

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 2/4/25
NAV	-36.96	-20.16
Bloomberg U.S. Aggregate Bond Index	2.70	3.94

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTJ for the most recent performance information.

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January

CBTJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$23,813,201	5	0%	$224,010

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 37%, while protecting 80% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin indexes. Long in-the-money call options establish 80% protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	146.3
Long Put Option	0.4
Short Call Option	(47.4)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTJTSRA  26

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April

CBTA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTA	$57	0.69%

HOW THE FUND PERFORMED

The Calamos Bitcoin 80 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 20% (i.e., 80% protection from -20% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -33.76% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 90% downside protection cushioned against bitcoin's plunge, though it absorbed a double-digit loss in early 2026 and was down to a lesser extent following its outcome period reset in April. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$11,148	$9,952
5/31/25	$12,000	$9,881
6/30/25	$12,268	$10,033
7/31/25	$12,460	$10,006
8/31/25	$12,636	$10,126
9/30/25	$12,992	$10,236
10/31/25	$12,812	$10,300
11/30/25	$11,424	$10,364
12/31/25	$11,185	$10,349
1/31/26	$10,749	$10,360
2/28/26	$8,667	$10,530
3/31/26	$8,623	$10,344
4/30/26	$9,216	$10,356
5/31/26	$9,058	$10,388
6/30/26	$8,062	$10,413
7/31/26	$8,380	$10,277

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 4/7/25
NAV	-33.76	-12.55
Bloomberg U.S. Aggregate Bond Index	2.70	2.10

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTA for the most recent performance information.

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April

CBTA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,193,554	5	0%	$25,461

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 38%, while protecting 80% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin indexes. Long in-the-money call options establish 80% protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	143.3
Long Put Option	0.7
Short Call Option	(45.5)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTATSRA  26

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July

CBTY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTY	$61	0.69%

HOW THE FUND PERFORMED

The Calamos Bitcoin 80 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 20% (i.e., 80% protection from -20% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -23.50% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 80% downside protection cushioned against bitcoin's plunge, though it absorbed the initial 20% loss in early 2026. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,348	$10,045
8/31/25	$10,024	$10,165
9/30/25	$10,344	$10,276
10/31/25	$10,104	$10,340
11/30/25	$9,148	$10,404
12/31/25	$8,914	$10,389
1/31/26	$8,651	$10,400
2/28/26	$8,014	$10,570
3/31/26	$8,006	$10,384
4/30/26	$8,042	$10,396
5/31/26	$7,941	$10,428
6/30/26	$7,937	$10,453
7/31/26	$7,937	$10,317

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 7/8/25
NAV	-23.50	-19.69
Bloomberg U.S. Aggregate Bond Index	2.70	2.97

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTY for the most recent performance information.

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July

CBTY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$4,877,397	5	0%	$70,868

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 38%, while protecting 80% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin indexes. Long in-the-money call options establish 80% protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	147.1
Long Put Option	1.0
Short Call Option	(49.4)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTYTSRA  26

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October

CBTO: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October for the period of October 7, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTO	$50Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Calamos Bitcoin 80 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 20% (i.e., 80% protection from -20% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. For the period ending July 31, 2026, the Fund returned  -20.83% (NAV) since its October 7, 2025, inception, versus  -48.19% for the BRRNY (spot bitcoin) and 0.35% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by a hawkish shift in Fed policy expectations, heavy investor outflows, and leverage liquidation. While the Fund's 80% downside protection cushioned against bitcoin's plunge, the fund absorbed that initial 20% loss outright, and fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/7/25	$10,000	$10,000
10/31/25	$9,532	$10,057
11/30/25	$8,816	$10,120
12/31/25	$9,176	$10,105
1/31/26	$8,490	$10,116
2/28/26	$8,013	$10,281
3/31/26	$8,037	$10,100
4/30/26	$8,061	$10,111
5/31/26	$7,977	$10,143
6/30/26	$7,897	$10,167
7/31/26	$7,913	$10,035

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/7/25
NAV	-20.83
Bloomberg U.S. Aggregate Bond Index	0.35

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTO for the most recent performance information.

Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October

CBTO: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$27,651,266	3	0%	$140,489

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 42%, while protecting 80% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin indexes. Long in-the-money call options establish 80% protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	99.6
Short Call Option	0.0
Long Call Option	0.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTOTSRA  26

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January

CBXJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXJ	$60	0.69%

HOW THE FUND PERFORMED

The Calamos Bitcoin 90 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 10% (i.e., 90% protection from -10% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -25.31% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 90% downside protection cushioned against bitcoin's plunge, though it absorbed the initial 10% loss in early 2026 and was down further following its outcome period reset in February. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
2/4/25	$10,000	$10,001
2/28/25	$9,656	$10,213
3/31/25	$9,604	$10,217
4/30/25	$9,960	$10,257
5/31/25	$10,428	$10,184
6/30/25	$10,596	$10,340
7/31/25	$11,048	$10,313
8/31/25	$10,760	$10,436
9/30/25	$11,092	$10,550
10/31/25	$10,912	$10,616
11/30/25	$9,664	$10,682
12/31/25	$9,241	$10,666
1/31/26	$8,906	$10,678
2/28/26	$8,401	$10,852
3/31/26	$8,462	$10,661
4/30/26	$8,756	$10,673
5/31/26	$8,584	$10,706
6/30/26	$8,059	$10,732
7/31/26	$8,120	$10,592

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 2/4/25
NAV	-25.31	-12.65
Bloomberg U.S. Aggregate Bond Index	2.70	3.94

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXJ for the most recent performance information.

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January

CBXJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$17,049,383	5	0%	$141,331

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 22%, while protecting 90% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin indexes. Long in-the-money call options establish 90% protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	149.2
Long Put Option	0.5
Short Call Option	(50.2)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXJTSRA  26

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April

CBXA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXA	$60	0.69%

HOW THE FUND PERFORMED

The Calamos Bitcoin 90 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 10% (i.e., 90% protection from -10% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -24.97% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 90% downside protection cushioned against bitcoin's plunge, though it absorbed the initial 10% loss in early 2026 and was down to a lesser extent following its outcome period reset in April. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$10,720	$9,952
5/31/25	$11,180	$9,881
6/30/25	$11,412	$10,033
7/31/25	$11,740	$10,006
8/31/25	$11,680	$10,126
9/30/25	$11,880	$10,236
10/31/25	$11,824	$10,300
11/30/25	$11,072	$10,364
12/31/25	$10,978	$10,349
1/31/26	$10,717	$10,360
2/28/26	$9,134	$10,530
3/31/26	$8,959	$10,344
4/30/26	$9,187	$10,356
5/31/26	$9,110	$10,388
6/30/26	$8,478	$10,413
7/31/26	$8,690	$10,277

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 4/7/25
NAV	-24.97	-9.98
Bloomberg U.S. Aggregate Bond Index	2.70	2.10

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXA for the most recent performance information.

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April

CBXA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$4,269,486	5	0%	$35,717

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 23%, while protecting 90% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin indexes. Long in-the-money call options establish 90% protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	149.8
Long Put Option	0.8
Short Call Option	(52.2)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXATSRA  26

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July

CBXY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXY	$65	0.69%

HOW THE FUND PERFORMED

The Calamos Bitcoin 90 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 10% (i.e., 90% protection from -10% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. The Fund returned  -12.30% (NAV) for the annual period ending July 31, 2026, versus  -46.25% for the BRRNY (spot bitcoin) and 2.70% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. The Fund's 90% downside protection cushioned against bitcoin's plunge, though the fund absorbed that initial 10% loss outright, and fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,272	$10,045
8/31/25	$10,064	$10,165
9/30/25	$10,268	$10,276
10/31/25	$10,012	$10,340
11/30/25	$9,536	$10,404
12/31/25	$9,386	$10,389
1/31/26	$9,248	$10,400
2/28/26	$8,904	$10,570
3/31/26	$8,904	$10,384
4/30/26	$8,920	$10,396
5/31/26	$8,916	$10,428
6/30/26	$8,928	$10,453
7/31/26	$8,932	$10,317

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 7/8/25
NAV	-12.30	-10.09
Bloomberg U.S. Aggregate Bond Index	2.70	2.97

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXY for the most recent performance information.

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July

CBXY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,504,531	5	0%	$57,089

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 23%, while protecting 90% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin indexes. Long in-the-money call options establish 90% protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	156.3
Long Put Option	1.1
Short Call Option	(58.5)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXYTSRA  26

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October

CBXO: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October for the period of October 7, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXO	$53Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Calamos Bitcoin 90 Series Structured Alt Protection ETF is designed to match the positive price return of bitcoin (represented by BRRNY or spot bitcoin) up to a defined cap, while limiting the maximum loss to 10% (i.e., 90% protection from -10% to -100%) over a one-year outcome period (before fees and expenses). Both the cap and downside protection cause the Fund’s returns to differ from the BRRNY. For the period ending July 31, 2026, the Fund returned  -11.03% (NAV) since its October 7, 2025, inception, versus  -48.19% for the BRRNY (spot bitcoin) and 0.35% for the broad-based benchmark Bloomberg U.S. Aggregate Bond Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026, driven by a hawkish shift in Fed policy expectations, heavy investor outflows, and leverage liquidation. While the Fund's 90% downside protection cushioned against bitcoin's plunge, the Fund absorbed that initial 10% loss outright, and fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's small increase.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/7/25	$10,000	$10,000
10/31/25	$9,720	$10,057
11/30/25	$9,288	$10,120
12/31/25	$8,647	$10,105
1/31/26	$9,138	$10,116
2/28/26	$8,880	$10,281
3/31/26	$8,893	$10,100
4/30/26	$8,901	$10,111
5/31/26	$8,880	$10,143
6/30/26	$8,860	$10,167
7/31/26	$8,893	$10,035

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/7/25
NAV	-11.03
Bloomberg U.S. Aggregate Bond Index	0.35

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXO for the most recent performance information.

Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October

CBXO: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$9,958,350	3	0%	$50,360

WHAT DID THE FUND INVEST IN?

The Fund seeks to match the positive price return of bitcoin, up to an approximate cap of 23%, while protecting 90% of principal against losses over a one-year outcome period (before fees and expenses). It pursues this by combining zero-coupon US Treasury bonds—which return par at maturity to establish the protection floor—with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin indexes. Long in-the-money call options establish 90% protection, while short out-of-the-money call options fund that protection but cap the Fund’s maximum gain.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	99.7
Short Call Option	0.0
Long Call Option	0.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXOTSRA  26

Calamos Laddered S&P 500® Structured Alt Protection ETF®

CPSL: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Laddered S&P 500® Structured Alt Protection ETF® for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSL	$10	0.10%

HOW THE FUND PERFORMED

CPSL offers single-ticker access to the 12 Calamos S&P 500 Structured Alt Protection ETFs, allocating equally across them. Each fund begins its annual outcome period in a different month, creating laddered exposure that mitigates timing risk. Each underlying ETF seeks to match S&P 500 positive price returns up to a cap while protecting against 100% of losses (before fees and expenses) over a one-year outcome period. Protection guards against declines; the cap limits gains. As a fund of funds, CPSL itself does not provide a floor against losses. CPSL's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, as well as unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the CPSL underlying funds' outcome period caps) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.01% (NAV) for the period ending July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
9/9/24	$10,000	$10,003
9/30/24	$10,169	$10,666
10/31/24	$10,148	$10,570
11/30/24	$10,269	$11,190
12/31/24	$10,257	$10,923
1/31/25	$10,341	$11,228
2/28/25	$10,333	$11,081
3/31/25	$10,205	$10,457
4/30/25	$10,237	$10,386
5/31/25	$10,409	$11,040
6/30/25	$10,558	$11,601
7/31/25	$10,622	$11,861
8/31/25	$10,718	$12,102
9/30/25	$10,774	$12,543
10/31/25	$10,835	$12,837
11/30/25	$10,883	$12,869
12/31/25	$10,915	$12,877
1/31/26	$10,967	$13,063
2/28/26	$10,995	$12,964
3/31/26	$10,927	$12,318
4/30/26	$11,116	$13,611
5/31/26	$11,204	$14,327
6/30/26	$11,204	$14,191
7/31/26	$11,272	$14,182

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 9/9/24
NAV	6.01	6.47
S&P 500 Total Return Index	19.52	20.27

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSL for the most recent performance information.

Calamos Laddered S&P 500® Structured Alt Protection ETF®

CPSL: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$125,580,500	12	0%	$97,485

WHAT DID THE FUND INVEST IN?

See “How the Fund Performed” above for the laddering mechanism; each underlying ETF seeks to match the S&P 500’s price return up to a cap while protecting against 100% of losses over its one-year outcome period. CPSL's 12 underlying funds invest in a combination of FLEX Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over their one-year outcome periods. The package combines a long call, a long at-the-money put, and a short out-of-the-money call --all sharing the same underlying ETF (SPY), expiration date, and European style -- to establish the long position, downside protection, and upside cap. At the end of an outcome period, each underlying fund will reset its positions for another year.

TOP 10 HOLDINGS

% OF NET ASSETS

Table Summary
Calamos S&P 500® Structured Alt Protection ETF® - September	8.3
Calamos S&P 500® Structured Alt Protection ETF® - August	8.3
Calamos S&P 500® Structured Alt Protection ETF® - October	8.3
Calamos S&P 500® Structured Alt Protection ETF® - December	8.3
Calamos S&P 500® Structured Alt Protection ETF® - July	8.3
Calamos S&P 500® Structured Alt Protection ETF® - January	8.3
Calamos S&P 500® Structured Alt Protection ETF® - November	8.3
Calamos S&P 500® Structured Alt Protection ETF® - March	8.3
Calamos S&P 500® Structured Alt Protection ETF® - April	8.3
Calamos S&P 500® Structured Alt Protection ETF® - February	8.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSLTSRA  26

Calamos Laddered Bitcoin Structured Alt Protection ETF®

CBOL: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Laddered Bitcoin Structured Alt Protection ETF® for the period of October 14, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOL	$8Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

CBOL offers single-ticker access to the four Calamos Bitcoin Structured Alt Protection ETFs, allocating equally across them. Each fund begins its annual outcome period in a different quarter, creating continuous laddered exposure that mitigates timing risk. Each underlying ETF seeks to match bitcoin price returns up to a stated cap while protecting against 100% of losses (before fees and expenses) over a one-year outcome period. Protection guards against declines; the cap limits gains. As a fund of funds, CBOL itself does not provide a floor against losses. For the period ending July 31, 2026, the Fund returned -4.60% (NAV) since its October 14, 2025, inception, compared with  -44.29% for the BRRNY (spot bitcoin) and  -0.17% for the broad-based Bloomberg U.S. Aggregate Bond Index. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026 driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. While CBOL's underlying ETFs' 100% downside protection sharply cushioned bitcoin's plunge, several funds' protection floors reset to lower outcome-period starting prices as the ladder rolled forward, and fees/expenses also curbed performance resulting in a modest loss that exceeded the Agg Index's comparatively small decline.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/14/25	$10,000	$10,001
10/31/25	$9,956	$10,006
11/30/25	$9,764	$10,068
12/31/25	$9,739	$10,053
1/31/26	$9,715	$10,064
2/28/26	$9,528	$10,229
3/31/26	$9,532	$10,048
4/30/26	$9,593	$10,060
5/31/26	$9,589	$10,091
6/30/26	$9,503	$10,115
7/31/26	$9,548	$9,983

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/14/25
NAV	-4.60
Bloomberg U.S. Aggregate Bond Index	-0.17

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOL for the most recent performance information.

Calamos Laddered Bitcoin Structured Alt Protection ETF®

CBOL: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,343,292	4	2%	$1,662

WHAT DID THE FUND INVEST IN?

See “How the Fund Performed” above for the laddering mechanism; each underlying ETF seeks to match spot bitcoin’s price return up to a cap while protecting against 100% of losses over its one-year outcome period (before fees and expenses) by combining zero-coupon US Treasury bonds --which return par at maturity to establish the protection floor --with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin Indexes. Long at-the-money options provide the 100% downside protection, while short out-of-the-money call options fund that protection but cap the maximum gain.

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin Structured Alt Protection ETF® - April	25.0
Calamos Bitcoin Structured Alt Protection ETF® - October	25.0
Calamos Bitcoin Structured Alt Protection ETF® - July	25.0
Calamos Bitcoin Structured Alt Protection ETF® - January	24.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOLTSRA  26

Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF®

CBTL: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® for the period of October 14, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTL	$7Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

CBTL offers single-ticker access to the four Calamos Bitcoin 80 Series Structured Alt Protection ETFs, allocating equally across them. Each fund begins its annual outcome period in a different quarter, creating continuous laddered exposure that mitigates timing risk. Each underlying ETF seeks to match bitcoin price returns up to a stated cap, while limiting the maximum loss to 20% (80% protection from -20% to -100%) over its one-year outcome period (before fees and expenses). As a fund of funds, CBTL itself does not provide a floor against losses. For the period ending July 31, 2026, the Fund returned  -29.00% (NAV) since its October 14, 2025, inception, compared with  -44.29% for the BRRNY (spot bitcoin) and  -0.17% for the broad-based Bloomberg U.S. Aggregate Bond Index. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026 driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. While CBTL's underlying ETFs' 80% downside protection cushioned bitcoin's plunge, each fund absorbed double-digit losses outright, and several funds' protection floors reset to lower outcome-period starting prices as the ladder rolled forward. Fees and expenses also curbed performance, resulting in losses that exceeded the Agg Index's small decline.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/14/25	$10,000	$10,001
10/31/25	$9,704	$10,006
11/30/25	$8,664	$10,068
12/31/25	$8,421	$10,053
1/31/26	$8,130	$10,064
2/28/26	$7,278	$10,229
3/31/26	$7,294	$10,048
4/30/26	$7,521	$10,060
5/31/26	$7,395	$10,091
6/30/26	$6,987	$10,115
7/31/26	$7,100	$9,983

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/14/25
NAV	-29.00
Bloomberg U.S. Aggregate Bond Index	-0.17

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTL for the most recent performance information.

Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF®

CBTL: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,636,330	4	164%	$2,434

WHAT DID THE FUND INVEST IN?

See “How the Fund Performed” above for the laddering mechanism; each underlying ETF seeks to match spot bitcoin’s price return up to a cap while protecting against 80% of losses over its one-year outcome period (before fees and expenses) by combining zero-coupon US Treasury bonds --which return par at maturity to establish the protection floor --with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin Indexes. Long at-the-money options provide the 80% downside protection, while short out-of-the-money call options fund that protection but cap the maximum gain.

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April	25.1
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July	25.1
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October	25.0
Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January	24.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTLTSRA  26

Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF®

CBXL: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® for the period of October 14, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXL	$7Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

CBXL offers single-ticker access to the four Calamos Bitcoin 90 Series Structured Alt Protection ETFs, allocating equally across them. Each fund begins its annual outcome period in a different quarter, creating continuous laddered exposure that mitigates timing risk. Each underlying ETF seeks to match bitcoin price returns up to a stated cap, while limiting the maximum loss to 10% (90% protection from -10% to -100%) over its one-year outcome period (before fees and expenses). As a fund of funds, CBXL does not provide a floor against losses. For the period ending July 31, 2026, the Fund returned  -19.43% (NAV) since its October 14, 2025, inception, compared with  -44.29% for the BRRNY (spot bitcoin) and  -0.17% for the broad-based Bloomberg U.S. Aggregate Bond Index. Although the Agg Index's traditional fixed-income market faced its own headaches from rising yields tied to inflation fears, it was not nearly as volatile as bitcoin, which suffered a severe price drop between October 2025 and June 2026 driven by hawkish Fed policy expectations, heavy outflows, and leverage liquidations. While CBXL's underlying ETFs' 90% downside protection cushioned against bitcoin's plunge, each fund absorbed that initial 10% loss, and several funds' protection floors reset to lower outcome-period starting prices as the ladder rolled forward. Fees and expenses also curbed performance, resulting in a loss that exceeded the Agg Index's decline.

GROWTH OF $10,000

Table Summary
	NAV	Bloomberg U.S. Aggregate Bond Index
10/14/25	$10,000	$10,001
10/31/25	$9,832	$10,006
11/30/25	$9,152	$10,068
12/31/25	$8,986	$10,053
1/31/26	$8,803	$10,064
2/28/26	$8,211	$10,229
3/31/26	$8,191	$10,048
4/30/26	$8,308	$10,060
5/31/26	$8,243	$10,091
6/30/26	$7,980	$10,115
7/31/26	$8,057	$9,983

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	SINCE INCEPTION 10/14/25
NAV	-19.43
Bloomberg U.S. Aggregate Bond Index	-0.17

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXL for the most recent performance information.

Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF®

CBXL: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,489,441	4	5%	$1,225

WHAT DID THE FUND INVEST IN?

See “How the Fund Performed” above for the laddering mechanism; each underlying ETF seeks to match spot bitcoin’s price return up to a cap while protecting against 90% of losses over its one-year outcome period (before fees and expenses) by combining zero-coupon US Treasury bonds --which return par at maturity to establish the protection floor --with options referencing the price performance of one or more Underlying ETPs that own bitcoin, or one or more Bitcoin Indexes. Long at-the-money options provide the 90% downside protection, while short out-of-the-money call options fund that protection but cap the maximum gain.

TOP HOLDINGS

% OF NET ASSETS

Table Summary
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October	25.1
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April	25.0
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July	25.0
Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January	24.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXLTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - January

CPSY: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - January for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSY	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.33% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
1/2/25	$10,000	$9,994
1/31/25	$10,077	$10,272
2/28/25	$10,085	$10,138
3/31/25	$9,970	$9,567
4/30/25	$10,068	$9,502
5/31/25	$10,158	$10,100
6/30/25	$10,294	$10,614
7/31/25	$10,367	$10,852
8/31/25	$10,439	$11,072
9/30/25	$10,520	$11,476
10/31/25	$10,571	$11,745
11/30/25	$10,631	$11,773
12/31/25	$10,691	$11,781
1/31/26	$10,733	$11,951
2/28/26	$10,746	$11,861
3/31/26	$10,665	$11,270
4/30/26	$10,861	$12,453
5/31/26	$10,942	$13,108
6/30/26	$10,955	$12,983
7/31/26	$11,010	$12,975

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 1/2/25
NAV	6.33	6.42
S&P 500 Total Return Index	19.52	17.94

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSY for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - January

CPSY: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,526,129	3	0%	$165,294

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.2
Long Put Option	1.6
Short Call Option	(7.2)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSYTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - February

CPSF: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - February for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSF	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.58% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
2/3/25	$10,000	$10,007
2/28/25	$10,008	$9,876
3/31/25	$9,900	$9,320
4/30/25	$9,971	$9,256
5/31/25	$10,062	$9,839
6/30/25	$10,208	$10,339
7/31/25	$10,274	$10,571
8/31/25	$10,357	$10,786
9/30/25	$10,444	$11,179
10/31/25	$10,494	$11,441
11/30/25	$10,540	$11,469
12/31/25	$10,623	$11,476
1/31/26	$10,685	$11,643
2/28/26	$10,702	$11,554
3/31/26	$10,623	$10,979
4/30/26	$10,805	$12,131
5/31/26	$10,868	$12,769
6/30/26	$10,880	$12,648
7/31/26	$10,938	$12,640

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 2/3/25
NAV	6.58	6.39
S&P 500 Total Return Index	19.52	17.02

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSF for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - February

CPSF: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$33,679,990	3	0%	$194,887

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.2
Long Put Option	2.1
Short Call Option	(6.8)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSFTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - March

CPSR: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - March for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSR	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.33% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
3/3/25	$10,000	$9,994
3/31/25	$9,920	$9,431
4/30/25	$10,021	$9,367
5/31/25	$10,097	$9,956
6/30/25	$10,214	$10,463
7/31/25	$10,282	$10,698
8/31/25	$10,357	$10,914
9/30/25	$10,437	$11,313
10/31/25	$10,479	$11,578
11/30/25	$10,526	$11,606
12/31/25	$10,597	$11,613
1/31/26	$10,652	$11,782
2/28/26	$10,715	$11,692
3/31/26	$10,627	$11,110
4/30/26	$10,791	$12,276
5/31/26	$10,854	$12,922
6/30/26	$10,866	$12,799
7/31/26	$10,917	$12,790

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 3/3/25
NAV	6.33	6.60
S&P 500 Total Return Index	19.52	19.02

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSR for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - March

CPSR: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$31,236,589	3	0%	$177,944

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.5
Long Put Option	2.3
Short Call Option	(8.3)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSRTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - April

CPSP: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - April for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSP	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.48% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
4/1/25	$10,000	$9,999
4/30/25	$10,065	$9,932
5/31/25	$10,166	$10,557
6/30/25	$10,280	$11,094
7/31/25	$10,312	$11,343
8/31/25	$10,377	$11,572
9/30/25	$10,446	$11,995
10/31/25	$10,471	$12,276
11/30/25	$10,515	$12,306
12/31/25	$10,580	$12,313
1/31/26	$10,621	$12,492
2/28/26	$10,666	$12,397
3/31/26	$10,718	$11,780
4/30/26	$10,856	$13,016
5/31/26	$10,917	$13,701
6/30/26	$10,921	$13,570
7/31/26	$10,970	$13,562

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 4/1/25
NAV	6.48	7.42
S&P 500 Total Return Index	19.52	25.65

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSP for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - April

CPSP: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$21,011,721	3	0%	$115,262

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	110.6
Long Put Option	2.0
Short Call Option	(13.2)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSPTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - May

CPSM: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - May for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSM	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. CPSM returned 5.00% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
5/1/24	$10,000	$9,999
5/31/24	$10,172	$10,495
6/30/24	$10,276	$10,871
7/31/24	$10,368	$11,004
8/31/24	$10,476	$11,270
9/30/24	$10,544	$11,511
10/31/24	$10,568	$11,407
11/30/24	$10,680	$12,076
12/31/24	$10,680	$11,788
1/31/25	$10,780	$12,117
2/28/25	$10,824	$11,959
3/31/25	$10,752	$11,285
4/30/25	$10,948	$11,208
5/31/25	$11,040	$11,914
6/30/25	$11,148	$12,520
7/31/25	$11,184	$12,801
8/31/25	$11,256	$13,060
9/30/25	$11,316	$13,537
10/31/25	$11,352	$13,854
11/30/25	$11,396	$13,888
12/31/25	$11,452	$13,896
1/31/26	$11,496	$14,098
2/28/26	$11,532	$13,991
3/31/26	$11,544	$13,294
4/30/26	$11,628	$14,689
5/31/26	$11,716	$15,462
6/30/26	$11,704	$15,315
7/31/26	$11,740	$15,305

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 5/1/24
NAV	5.00	7.48
S&P 500 Total Return Index	19.52	20.80

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSM for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - May

CPSM: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$56,624,539	3	0%	$392,213

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	101.6
Long Put Option	3.7
Short Call Option	(5.9)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSMTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - June

CPSU: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - June for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSU	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 5.18% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
6/2/25	$10,000	$9,996
6/30/25	$10,135	$10,504
7/31/25	$10,170	$10,740
8/31/25	$10,239	$10,957
9/30/25	$10,301	$11,357
10/31/25	$10,343	$11,623
11/30/25	$10,378	$11,652
12/31/25	$10,439	$11,659
1/31/26	$10,478	$11,828
2/28/26	$10,509	$11,738
3/31/26	$10,474	$11,154
4/30/26	$10,625	$12,324
5/31/26	$10,671	$12,972
6/30/26	$10,655	$12,849
7/31/26	$10,682	$12,841

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 6/2/25
NAV	5.18	6.13
S&P 500 Total Return Index	19.52	23.95

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSU for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - June

CPSU: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,414,928	3	0%	$95,271

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	97.1
Long Put Option	5.3
Short Call Option	(3.2)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSUTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - July

CPSJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - July for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSJ	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.25% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
7/1/24	$10,000	$10,002
7/31/24	$10,096	$10,124
8/31/24	$10,238	$10,369
9/30/24	$10,317	$10,591
10/31/24	$10,326	$10,495
11/30/24	$10,463	$11,111
12/31/24	$10,447	$10,846
1/31/25	$10,547	$11,148
2/28/25	$10,538	$11,003
3/31/25	$10,355	$10,383
4/30/25	$10,346	$10,312
5/31/25	$10,659	$10,961
6/30/25	$10,881	$11,519
7/31/25	$10,935	$11,777
8/31/25	$10,997	$12,016
9/30/25	$11,093	$12,455
10/31/25	$11,152	$12,746
11/30/25	$11,169	$12,777
12/31/25	$11,223	$12,785
1/31/26	$11,281	$12,971
2/28/26	$11,302	$12,872
3/31/26	$11,215	$12,231
4/30/26	$11,436	$13,514
5/31/26	$11,498	$14,226
6/30/26	$11,548	$14,090
7/31/26	$11,594	$14,081

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 7/1/24
NAV	6.25	7.52
S&P 500 Total Return Index	19.52	17.84

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSJ for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - July

CPSJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$46,681,295	3	0%	$289,698

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.1
Long Put Option	5.3
Short Call Option	(4.1)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSJTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - August

CPSA: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - August for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSA	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.45% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
8/1/24	$10,000	$10,003
8/31/24	$10,136	$10,246
9/30/24	$10,239	$10,465
10/31/24	$10,223	$10,370
11/30/24	$10,346	$10,979
12/31/24	$10,342	$10,717
1/31/25	$10,441	$11,015
2/28/25	$10,425	$10,872
3/31/25	$10,272	$10,259
4/30/25	$10,285	$10,189
5/31/25	$10,528	$10,831
6/30/25	$10,713	$11,382
7/31/25	$10,804	$11,637
8/31/25	$10,899	$11,873
9/30/25	$10,986	$12,306
10/31/25	$11,031	$12,594
11/30/25	$11,052	$12,625
12/31/25	$11,105	$12,633
1/31/26	$11,163	$12,816
2/28/26	$11,184	$12,719
3/31/26	$11,089	$12,085
4/30/26	$11,320	$13,354
5/31/26	$11,414	$14,056
6/30/26	$11,447	$13,922
7/31/26	$11,513	$13,914

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 8/1/24
NAV	6.45	7.28
S&P 500 Total Return Index	19.52	17.96

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSA for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - August

CPSA: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$42,563,382	3	0%	$303,421

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.4
Long Put Option	5.4
Short Call Option	(4.6)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSATSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - September

CPST: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - September for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPST	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.26% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
9/3/24	$10,000	$9,999
9/30/24	$10,105	$10,213
10/31/24	$10,097	$10,120
11/30/24	$10,202	$10,714
12/31/24	$10,206	$10,459
1/31/25	$10,286	$10,750
2/28/25	$10,282	$10,610
3/31/25	$10,149	$10,012
4/30/25	$10,181	$9,944
5/31/25	$10,363	$10,570
6/30/25	$10,524	$11,107
7/31/25	$10,613	$11,357
8/31/25	$10,705	$11,587
9/30/25	$10,766	$12,010
10/31/25	$10,826	$12,291
11/30/25	$10,838	$12,321
12/31/25	$10,891	$12,329
1/31/26	$10,943	$12,507
2/28/26	$10,959	$12,412
3/31/26	$10,875	$11,794
4/30/26	$11,088	$13,032
5/31/26	$11,173	$13,718
6/30/26	$11,209	$13,587
7/31/26	$11,278	$13,578

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 9/3/24
NAV	6.26	6.52
S&P 500 Total Return Index	19.52	17.37

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPST for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - September

CPST: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$32,183,293	3	0%	$215,211

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	108.9
Long Put Option	0.1
Short Call Option	(9.3)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSTTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - October

CPSO: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - October for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSO	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.05% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
10/1/24	$10,000	$9,998
10/31/24	$9,992	$9,908
11/30/24	$10,091	$10,489
12/31/24	$10,087	$10,239
1/31/25	$10,166	$10,524
2/28/25	$10,166	$10,387
3/31/25	$10,044	$9,802
4/30/25	$10,091	$9,735
5/31/25	$10,238	$10,348
6/30/25	$10,384	$10,874
7/31/25	$10,459	$11,118
8/31/25	$10,546	$11,344
9/30/25	$10,610	$11,758
10/31/25	$10,657	$12,033
11/30/25	$10,665	$12,062
12/31/25	$10,713	$12,070
1/31/26	$10,768	$12,245
2/28/26	$10,776	$12,152
3/31/26	$10,689	$11,547
4/30/26	$10,914	$12,758
5/31/26	$11,006	$13,430
6/30/26	$11,021	$13,302
7/31/26	$11,097	$13,293

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 10/1/24
NAV	6.05	5.84
S&P 500 Total Return Index	19.52	16.80

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSO for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - October

CPSO: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,629,724	3	0%	$166,777

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	106.3
Long Put Option	0.4
Short Call Option	(6.9)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSOTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - November

CPSN: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - November for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSN	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.21% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
11/1/24	$10,000	$9,995
11/30/24	$10,120	$10,582
12/31/24	$10,104	$10,329
1/31/25	$10,196	$10,617
2/28/25	$10,196	$10,479
3/31/25	$10,084	$9,888
4/30/25	$10,164	$9,821
5/31/25	$10,272	$10,439
6/30/25	$10,404	$10,970
7/31/25	$10,479	$11,216
8/31/25	$10,547	$11,444
9/30/25	$10,631	$11,861
10/31/25	$10,687	$12,139
11/30/25	$10,723	$12,169
12/31/25	$10,751	$12,176
1/31/26	$10,795	$12,353
2/28/26	$10,799	$12,259
3/31/26	$10,695	$11,649
4/30/26	$10,939	$12,871
5/31/26	$11,039	$13,548
6/30/26	$11,059	$13,419
7/31/26	$11,119	$13,411

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 11/1/24
NAV	6.21	6.34
S&P 500 Total Return Index	19.52	18.28

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSN for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - November

CPSN: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$34,837,705	3	0%	$207,695

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.2
Long Put Option	1.0
Short Call Option	(5.4)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSNTSRA  26

Calamos S&P 500® Structured Alt Protection ETF® - December

CPSD: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® - December for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSD	$72	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the S&P 500 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were evident during bouts of volatility driven by the Iran conflict/oil shock, AI disruption, inflation concerns, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 7.39% (NAV) for the annual period ended July 31, 2026, versus 18.15% for the S&P 500 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
12/2/24	$10,000	$10,000
12/31/24	$10,025	$9,761
1/31/25	$10,075	$10,033
2/28/25	$10,087	$9,902
3/31/25	$9,909	$9,344
4/30/25	$10,000	$9,281
5/31/25	$10,108	$9,865
6/30/25	$10,286	$10,367
7/31/25	$10,373	$10,599
8/31/25	$10,468	$10,814
9/30/25	$10,585	$11,209
10/31/25	$10,668	$11,472
11/30/25	$10,746	$11,500
12/31/25	$10,792	$11,507
1/31/26	$10,833	$11,674
2/28/26	$10,837	$11,585
3/31/26	$10,746	$11,008
4/30/26	$10,966	$12,163
5/31/26	$11,061	$12,803
6/30/26	$11,070	$12,681
7/31/26	$11,136	$12,673

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 12/2/24
NAV	7.39	6.76
S&P 500 Total Return Index	19.52	15.31

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSD for the most recent performance information.

Calamos S&P 500® Structured Alt Protection ETF® - December

CPSD: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$45,037,452	3	0%	$317,712

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver upside participation to a cap, with 100% protection over the one-year outcome period. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (SPY), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.5
Long Put Option	1.3
Short Call Option	(6.1)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSDTSRA  26

Calamos Nasdaq-100® Structured Alt Protection ETF® - March

CPNM: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - March for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNM	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Nasdaq-100 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.29% (NAV) for the annual period ended July 31, 2026, versus 21.78% for the Nasdaq-100 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
3/3/25	$10,000	$9,994
3/31/25	$9,918	$9,431
4/30/25	$9,988	$9,367
5/31/25	$10,135	$9,956
6/30/25	$10,274	$10,463
7/31/25	$10,340	$10,698
8/31/25	$10,401	$10,914
9/30/25	$10,488	$11,313
10/31/25	$10,545	$11,578
11/30/25	$10,582	$11,606
12/31/25	$10,660	$11,613
1/31/26	$10,709	$11,782
2/28/26	$10,750	$11,692
3/31/26	$10,680	$11,110
4/30/26	$10,873	$12,276
5/31/26	$10,971	$12,922
6/30/26	$10,971	$12,799
7/31/26	$10,967	$12,790

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 3/3/25
NAV	6.29	7.00
S&P 500 Total Return Index	19.52	19.02

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNM for the most recent performance information.

Calamos Nasdaq-100® Structured Alt Protection ETF® - March

CPNM: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$14,771,985	3	0%	$92,806

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ Trust℠, Series 1 to create a predetermined risk-reward profile that seeks to deliver upside participation to a cap, with 100% protection over the one-year outcome period before fees and expenses. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (QQQ), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	109.7
Long Put Option	3.2
Short Call Option	(13.7)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNMTSRA  26

Calamos Nasdaq-100® Structured Alt Protection ETF® - June

CPNJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - June for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNJ	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Nasdaq-100 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 4.56% (NAV) for the annual period ended July 31, 2026, versus 21.78% for the Nasdaq-100 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
6/3/24	$10,000	$10,000
6/30/24	$10,182	$10,359
7/31/24	$10,195	$10,485
8/31/24	$10,280	$10,740
9/30/24	$10,382	$10,969
10/31/24	$10,386	$10,870
11/30/24	$10,535	$11,508
12/31/24	$10,569	$11,233
1/31/25	$10,658	$11,546
2/28/25	$10,641	$11,395
3/31/25	$10,433	$10,753
4/30/25	$10,535	$10,680
5/31/25	$10,950	$11,353
6/30/25	$11,099	$11,930
7/31/25	$11,150	$12,198
8/31/25	$11,218	$12,445
9/30/25	$11,307	$12,899
10/31/25	$11,370	$13,201
11/30/25	$11,383	$13,234
12/31/25	$11,451	$13,242
1/31/26	$11,502	$13,434
2/28/26	$11,519	$13,332
3/31/26	$11,459	$12,668
4/30/26	$11,676	$13,997
5/31/26	$11,731	$14,734
6/30/26	$11,723	$14,593
7/31/26	$11,646	$14,584

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 6/3/24
NAV	4.56	7.45
S&P 500 Total Return Index	19.52	19.07

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNJ for the most recent performance information.

Calamos Nasdaq-100® Structured Alt Protection ETF® - June

CPNJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$41,991,511	3	0%	$248,904

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ Trust℠, Series 1 to create a predetermined risk-reward profile that seeks to deliver upside participation to a cap, with 100% protection over the one-year outcome period before fees and expenses. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (QQQ), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	92.7
Long Put Option	10.2
Short Call Option	(3.7)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNJTSRA  26

Calamos Nasdaq-100® Structured Alt Protection ETF® - September

CPNS: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - September for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNS	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Nasdaq-100 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.40% (NAV) for the annual period ended July 31, 2026, versus 21.78% for the Nasdaq-100 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
9/3/24	$10,000	$9,999
9/30/24	$10,105	$10,213
10/31/24	$10,097	$10,120
11/30/24	$10,202	$10,714
12/31/24	$10,242	$10,459
1/31/25	$10,327	$10,750
2/28/25	$10,307	$10,610
3/31/25	$10,157	$10,012
4/30/25	$10,230	$9,944
5/31/25	$10,472	$10,570
6/30/25	$10,634	$11,107
7/31/25	$10,714	$11,357
8/31/25	$10,771	$11,587
9/30/25	$10,876	$12,010
10/31/25	$10,944	$12,291
11/30/25	$10,952	$12,321
12/31/25	$10,985	$12,329
1/31/26	$11,041	$12,507
2/28/26	$11,025	$12,412
3/31/26	$10,964	$11,794
4/30/26	$11,227	$13,032
5/31/26	$11,320	$13,718
6/30/26	$11,344	$13,587
7/31/26	$11,400	$13,578

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 9/3/24
NAV	6.40	7.10
S&P 500 Total Return Index	19.52	17.37

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNS for the most recent performance information.

Calamos Nasdaq-100® Structured Alt Protection ETF® - September

CPNS: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$21,189,269	3	0%	$171,490

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ Trust℠, Series 1 to create a predetermined risk-reward profile that seeks to deliver upside participation to a cap, with 100% protection over the one-year outcome period before fees and expenses. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (QQQ), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	113.2
Long Put Option	0.2
Short Call Option	(13.5)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNSTSRA  26

Calamos Nasdaq-100® Structured Alt Protection ETF® - December

CPNQ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Nasdaq-100® Structured Alt Protection ETF® - December for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNQ	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Nasdaq-100 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based S&P 500 Total Return Index climbed the wall of worry and delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. The Fund returned 6.49% (NAV) for the annual period ended July 31, 2026, versus 21.78% for the Nasdaq-100 Price Index and 19.52% for the broad-based benchmark S&P 500 Total Return Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	S&P 500 Total Return Index
12/2/24	$10,000	$10,000
12/31/24	$10,057	$9,761
1/31/25	$10,135	$10,033
2/28/25	$10,118	$9,902
3/31/25	$9,963	$9,344
4/30/25	$10,025	$9,281
5/31/25	$10,241	$9,865
6/30/25	$10,400	$10,367
7/31/25	$10,490	$10,599
8/31/25	$10,559	$10,814
9/30/25	$10,670	$11,209
10/31/25	$10,747	$11,472
11/30/25	$10,800	$11,500
12/31/25	$10,841	$11,507
1/31/26	$10,866	$11,674
2/28/26	$10,866	$11,585
3/31/26	$10,849	$11,008
4/30/26	$11,049	$12,163
5/31/26	$11,184	$12,803
6/30/26	$11,192	$12,681
7/31/26	$11,184	$12,673

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 12/2/24
NAV	6.49	6.96
S&P 500 Total Return Index	19.52	15.31

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNQ for the most recent performance information.

Calamos Nasdaq-100® Structured Alt Protection ETF® - December

CPNQ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$21,911,429	3	0%	$166,323

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ Trust℠, Series 1 to create a predetermined risk-reward profile that seeks to deliver upside participation to a cap, with 100% protection over the one-year outcome period before fees and expenses. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (QQQ), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the Fund will reset the positions for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	106.3
Long Put Option	2.2
Short Call Option	(9.0)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNQTSRA  26

Calamos Russell 2000® Structured Alt Protection ETF® - January

CPRY: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - January for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRY	$73	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Russell 2000 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based Russell 3000 Index delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. Likewise, small caps experienced significant and sustained upside, supported by fundamental earnings growth momentum and attractive valuations. The Fund returned 11.93% (NAV) for the annual period ended July 31, 2026, versus 32.54% for the Russell 2000 Price Index and 19.57% for the broad-based benchmark Russell 3000 Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	Russell 3000 Total Return Index
1/2/25	$10,000	$10,006
1/31/25	$10,097	$10,322
2/28/25	$10,004	$10,124
3/31/25	$9,911	$9,534
4/30/25	$9,907	$9,470
5/31/25	$9,984	$10,070
6/30/25	$10,109	$10,581
7/31/25	$10,158	$10,815
8/31/25	$10,396	$11,065
9/30/25	$10,517	$11,447
10/31/25	$10,614	$11,692
11/30/25	$10,719	$11,724
12/31/25	$10,901	$11,722
1/31/26	$10,994	$11,904
2/28/26	$11,010	$11,847
3/31/26	$10,961	$11,258
4/30/26	$11,163	$12,406
5/31/26	$11,236	$13,035
6/30/26	$11,305	$12,995
7/31/26	$11,345	$12,934

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 1/2/25
NAV	11.93	8.45
Russell 3000 Total Return Index	19.57	17.71

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRY for the most recent performance information.

Calamos Russell 2000® Structured Alt Protection ETF® - January

CPRY: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$36,587,710	3	0%	$361,367

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver upside returns to a cap, with 100% protection over the one-year outcome period before fees and expenses. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (IWM), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the positions will be reset for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	112.0
Long Put Option	1.3
Short Call Option	(13.7)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRYTSRA  26

Calamos Russell 2000® Structured Alt Protection ETF® - April

CPRA: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - April for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRA	$72	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Russell 2000 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based Russell 3000 Index delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. Likewise, small caps experienced significant and sustained upside, supported by fundamental earnings growth momentum and attractive valuations. The Fund returned 8.71% (NAV) for the annual period ended July 31, 2026, versus 32.54% for the Russell 2000 Price Index and 19.57% for the broad-based benchmark Russell 3000 Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	Russell 3000 Total Return Index
4/1/25	$10,000	$9,996
4/30/25	$10,061	$9,928
5/31/25	$10,158	$10,558
6/30/25	$10,283	$11,094
7/31/25	$10,339	$11,338
8/31/25	$10,485	$11,601
9/30/25	$10,561	$12,001
10/31/25	$10,610	$12,258
11/30/25	$10,666	$12,292
12/31/25	$10,727	$12,290
1/31/26	$10,784	$12,480
2/28/26	$10,824	$12,421
3/31/26	$10,868	$11,803
4/30/26	$11,086	$13,008
5/31/26	$11,159	$13,667
6/30/26	$11,224	$13,625
7/31/26	$11,240	$13,561

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 4/1/25
NAV	8.71	9.16
Russell 3000 Total Return Index	19.57	25.65

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRA for the most recent performance information.

Calamos Russell 2000® Structured Alt Protection ETF® - April

CPRA: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$13,217,600	3	0%	$59,696

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver upside returns to a cap, with 100% protection over the one-year outcome period before fees and expenses. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (IWM), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the positions will be reset for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	111.9
Long Put Option	2.3
Short Call Option	(14.7)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRATSRA  26

Calamos Russell 2000® Structured Alt Protection ETF® - July

CPRJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - July for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRJ	$71	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Russell 2000 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based Russell 3000 Index delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. Likewise, small caps experienced significant and sustained upside, supported by fundamental earnings growth momentum and attractive valuations. The Fund returned 7.16% (NAV) for the annual period ended July 31, 2026, versus 32.54% for the Russell 2000 Price Index and 19.57% for the broad-based benchmark Russell 3000 Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	Russell 3000 Total Return Index
7/1/24	$10,000	$9,996
7/31/24	$10,263	$10,182
8/31/24	$10,312	$10,403
9/30/24	$10,361	$10,619
10/31/24	$10,361	$10,541
11/30/24	$10,603	$11,242
12/31/24	$10,464	$10,898
1/31/25	$10,587	$11,242
2/28/25	$10,439	$11,027
3/31/25	$10,189	$10,384
4/30/25	$10,082	$10,314
5/31/25	$10,230	$10,968
6/30/25	$10,579	$11,525
7/31/25	$10,612	$11,779
8/31/25	$10,768	$12,051
9/30/25	$10,846	$12,467
10/31/25	$10,891	$12,734
11/30/25	$10,936	$12,769
12/31/25	$10,989	$12,767
1/31/26	$11,080	$12,965
2/28/26	$11,112	$12,903
3/31/26	$11,063	$12,261
4/30/26	$11,248	$13,512
5/31/26	$11,322	$14,197
6/30/26	$11,359	$14,154
7/31/26	$11,334	$14,088

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 7/1/24
NAV	7.16	6.34
Russell 3000 Total Return Index	19.57	17.87

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRJ for the most recent performance information.

Calamos Russell 2000® Structured Alt Protection ETF® - July

CPRJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,377,583	3	0%	$217,397

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver upside returns to a cap, with 100% protection over the one-year outcome period before fees and expenses. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (IWM), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the positions will be reset for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	95.2
Long Put Option	8.0
Short Call Option	(3.9)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRJTSRA  26

Calamos Russell 2000® Structured Alt Protection ETF® - October

CPRO: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® - October for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRO	$73	0.69%

HOW THE FUND PERFORMED

The Fund seeks to match the positive price returns of the Russell 2000 up to a stated cap while protecting against 100% of losses over a one-year outcome period (before fees and expenses). Protection guards against declines; the cap limits gains. Together, these features cause the Fund's return to differ from the index. The Fund's protective attributes were particularly evident during bouts of sharp volatility driven by the Iran conflict/oil shock, AI disruption, conflicting labor market and inflation signals, and unresolved questions about Fed independence and monetary policy. Even as the Fund continued to perform as designed, the broad-based Russell 3000 Index delivered solid performance (well above the Fund's outcome period cap) over the 12-month reporting period, spurred by the AI infrastructure build-out and broadening earnings growth beyond mega-cap tech. Likewise, small caps experienced significant and sustained upside, supported by fundamental earnings growth momentum and attractive valuations. The Fund returned 12.74% (NAV) for the annual period ended July 31, 2026, versus 32.54% for the Russell 2000 Price Index and 19.57% for the broad-based benchmark Russell 3000 Index. Since the reporting period and the Fund's outcome period don't align, the returns shown here may not reflect what the Fund seeks to provide over its current outcome period.

GROWTH OF $10,000

Table Summary
	NAV	Russell 3000 Total Return Index
10/1/24	$10,000	$9,995
10/31/24	$9,996	$9,922
11/30/24	$10,158	$10,582
12/31/24	$10,053	$10,258
1/31/25	$10,129	$10,582
2/28/25	$10,032	$10,379
3/31/25	$9,907	$9,774
4/30/25	$9,907	$9,708
5/31/25	$9,968	$10,324
6/30/25	$10,081	$10,848
7/31/25	$10,141	$11,087
8/31/25	$10,465	$11,344
9/30/25	$10,780	$11,735
10/31/25	$10,828	$11,987
11/30/25	$10,865	$12,019
12/31/25	$10,893	$12,017
1/31/26	$11,014	$12,203
2/28/26	$11,050	$12,145
3/31/26	$10,974	$11,541
4/30/26	$11,212	$12,719
5/31/26	$11,309	$13,363
6/30/26	$11,382	$13,322
7/31/26	$11,438	$13,260

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 YEAR	SINCE INCEPTION 10/1/24
NAV	12.74	7.63
Russell 3000 Total Return Index	19.57	16.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRO for the most recent performance information.

Calamos Russell 2000® Structured Alt Protection ETF® - October

CPRO: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2026

KEY FUND STATISTICS

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,192,060	3	0%	$210,020

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver upside returns to a cap, with 100% protection over the one-year outcome period before fees and expenses. The package combines a long call, a long at-the-money put, and a short out-of-the-money call—all sharing the same underlying ETF (IWM), expiration date, and European style—to establish the long position, downside protection, and upside cap. At the end of the outcome period, the positions will be reset for another one-year period.

Table Summary
ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	112.2
Long Put Option	0.4
Short Call Option	(12.8)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2026 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPROTSRA  26

Item 1(b). Not applicable.

Item 2: Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) No response required.

(c) The registrant has not amended its Code of Ethics as it relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 during the period covered by this report.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) The registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3: Audit Committee Financial Expert.

(a)	The registrant’s Board of Trustees has determined that it has six audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: William R. Rybak, Virginia G. Breen, Karen L. Stuckey, Hugh Armstrong, Jeffrey S. Phlegar, and Christopher M. Toub. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert pursuant to this Item. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed on such personas a member of audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liabilities of any other member of the audit committee or board of trustees.

Item 4: Principal Accountant Fees and Services.

Fiscal Years Ended	07/31/2025	07/31/2026
Audit Fees(a)	$388,518	$533,018
Audit-Related Fees(b)	$91,187	$184,200
Tax Fees(c)	$-	$-
All Other Fees(d)	$-	$-
Total	$479,705	$717,218

(a) Audit fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-related fees are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d) All other fees are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this Item 4.

(e)(1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring preapproval under paragraph (e)(1)of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant’s principal accountants during the fiscal year in which the nonaudit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

(e)(2) No percentage of the principal accountant’s fees or services described in each of paragraphs (b)—(d) of this Item were approved pursuant to the waiver provision paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The following table presents the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant and the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control of the adviser.

Fiscal Years Ended	07/31/2025	07/31/2026
Registrant	$-	$-
Investment Adviser	$-	$-

(h) No disclosures are required by this Item 4(h).

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has an audit committee as specified in Section 3(a)(58)(A) of the Exchange Act of 1934. The audit committee members are William R. Rybak, Virginia G. Breen, Lloyd A. Wennlund, Karen L. Stuckey, Hugh Armstrong, Jeffrey S. Phlegar, and Christopher M. Toub.

(b) Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of the N-CSR.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION July 31, 2026
Visit www.calamos.com/paperless to enroll. You can
view shareholder communications, including fund
prospectuses and other shareholder materials.
ETF Family of Funds
TIMELY INFORMATION INSIDE

Table of Contents
The Funds 1
Disclaimers (unaudited) 2
Statements of Assets and Liabilities 4
Statements of Operations 15
Statements of Changes in Net Assets 21
Financial Highlights 35
Schedules of Investments 79
Notes to Financial Statements 133
Report of Independent Registered Public Accounting Firm 158
Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited) 162
Tax Information (unaudited) 173

The Funds

www.calamos.com
FUND TICKER
COMMENCEMENT OF
OPERATIONS EXCHANGE
Calamos Antetokounmpo Global Sustainable Equities ETF SROI 2/3/2023 NYSE
Calamos Autocallable Income ETF CAIE 6/25/2025 NYSE
Calamos Nasdaq
®
Autocallable Income ETF CAIQ 11/20/2025 NASDAQ
Calamos Autocallable Growth ETF CAGE 4/16/2026 NYSE
Calamos CEF Income & Arbitrage ETF CCEF 1/16/2024 NYSE
Calamos Convertible Equity Alternative ETF CVRT 10/4/2023 NYSE
Calamos Nasdaq
®
Equity & Income ETF CANQ 2/13/2024 NASDAQ
Calamos Bitcoin Structured Alt Protection ETF
®
- January CBOJ 1/22/2025 CBOE
Calamos Bitcoin Structured Alt Protection ETF
®
- April CBOA 4/7/2025 CBOE
Calamos Bitcoin Structured Alt Protection ETF
®
- July CBOY 7/8/2025 CBOE
Calamos Bitcoin Structured Alt Protection ETF
®
- October CBOO 10/7/2025 CBOE
Calamos Tax-Aware Collateral ETF CBOX 4/17/2026 CBOE
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January CBTJ 2/4/2025 CBOE
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April CBTA 4/7/2025 CBOE
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July CBTY 7/8/2025 CBOE
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October CBTO 10/7/2025 CBOE
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January CBXJ 2/4/2025 CBOE
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April CBXA 4/7/2025 CBOE
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July CBXY 7/8/2025 CBOE
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October CBXO 10/7/2025 CBOE
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
CPSL 9/9/2024 CBOE
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
CBOL 10/14/2025 CBOE
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
CBTL 10/14/2025 CBOE
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
CBXL 10/14/2025 CBOE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January CPSY 1/2/2025 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February CPSF 2/3/2025 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March CPSR 3/3/2025 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April CPSP 4/1/2025 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May CPSM 5/1/2024 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June CPSU 6/2/2025 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July CPSJ 7/1/2024 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August CPSA 8/1/2024 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September CPST 9/3/2024 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October CPSO 10/1/2024 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November CPSN 11/1/2024 NYSE
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December CPSD 12/2/2024 NYSE
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March CPNM 3/3/2025 NYSE
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June CPNJ 6/3/2024 NYSE
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September CPNS 9/3/2024 NYSE
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December CPNQ 12/2/2024 NYSE
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January CPRY 1/2/2025 NYSE
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April CPRA 4/1/2025 NYSE
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July CPRJ 7/1/2024 NYSE
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October CPRO 10/1/2024 NYSE

Disclaimers
(unaudited)

ETF FAMILY OF FUNDS ANNUAL REPORT
S&P :
The “S&P 500
®
” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Calamos Advisors
LLC (“Calamos Advisors”). Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Calamos S&P 500
®
Structured Alt Protection
ETFs
®
are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow
Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500
®
to track
general market performance. S&P Dow Jones Indices’ only relationship to Calamos Advisors with respect to the S&P 500
®
is the licensing
of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500
®
is
determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices
has no obligation to take the needs of Calamos Advisors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500
®
. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the
S&P 500
®
will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE
S&P  500
®
OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN
COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT
BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES
NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A
PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUND, OR ANY OTHER
PERSON OR ENTITY FROM THE USE OF THE S&P 500
®
OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF
THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL,
PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR
GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT
LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW
JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Nasdaq :
Nasdaq
®
; Nasdaq-100
®
and QQQ
®
are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”)
and are licensed for use by Calamos Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES
AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
Russell :
The Calamos Russell 2000
®
Structured Alt Protection ETFs
®
have been developed solely by Calamos Advisors. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the Russell 2000
®
Index (the “Index”) vest in the relevant LSE Group company which owns the Index. The Russell 2000
®
Index
is a trademark(s) of the relevant LSE Group company and is used by any other LSE Group company under license.
The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE
Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b)
investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by Calamos Advisors.
MerQube :
Neither MerQube, Inc. nor any of its affiliates (collectively, “MerQube”) is the issuer or producer of Calamos Autocallable Income ETF
(“CAIE”), Calamos Nasdaq
®
Autocallable Income ETF (“CAIQ”), or Calamos Autocallable Growth ETF (“CAGE,” and together with CAIE and CAIQ, the “Funds”) and MerQube has no duties, responsibilities, or obligations to investors in the Funds. The index underlying each of the Funds is a product of MerQube and has been licensed for use by Calamos Advisors LLC. Such index is calculated using, among other things, market data or other information (“Input Data”) from one or more sources (each such source, a “Data Provider”). MerQube
®
is a
registered trademark of MerQube, Inc. This trademark has been licensed for certain purposes by Calamos Advisors LLC in its capacity as

Disclaimers
(unaudited)

www.calamos.com
the issuer of the Funds. The Funds are not sponsored, endorsed, sold or promoted by MerQube, any Data Provider, or any other third party, and none of such parties make any representation regarding the advisability of investing in securities generally or in the Funds particularly, nor do they have any liability for any errors, omissions, or interruptions of the Input Data, the MerQube US Large-Cap Vol Advantage
Index (“MQUSLVA”), the MerQube US Large-Cap Vol Advantage Autocallable Index (“MQAUTOCL”), the MerQube Nasdaq-100
®
Vol
Advantage Index (“MQUSQVA”), the MerQube Nasdaq-100
®
Vol Advantage Autocallable Index (“MQAUTOQL”), the MerQube US
Large-Cap Vol Advantage Autocallable Growth Index (“MQAUTOCG,” and together with MQUSLVA, MQUSQVA, MQAUTOCL, and
MQAUTOQL, the “Indices”), or any associated data. Neither MerQube nor the Data Providers make any representation or warranty, express or implied, to the owners of the shares of the Funds or to any member of the public, of any kind, including regarding the ability of the Indices to track market performance or any asset class. The Indices are determined, composed and calculated by MerQube without regard to Calamos Advisors LLC or the Funds. MerQube and Data Providers have no obligation to take the needs of Calamos Advisors
LLC or the owners of the Funds into consideration in determining, composing or calculating the Indices. Neither MerQube nor any Data
Provider is responsible for and have not participated in the determination of the prices of the Funds, the amounts issued or sold, or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. MerQube and Data Providers have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. MerQube is not an investment advisor. Inclusion of a security within an index is not a recommendation by MerQube to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER MERQUBE NOR ANY OTHER DATA PROVIDER GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE
COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO (INCLUDING DATA INPUTS) OR ANY COMMUNICATION WITH
RESPECT THERETO. NEITHER MERQUBE NOR ANY OTHER DATA PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR
ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. MERQUBE AND ITS DATA PROVIDERS MAKE NO EXPRESS OR IMPLIED WARRANTIES,
AND THEY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS
TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS LLC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM
THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN
NO EVENT WHATSOEVER SHALL MERQUBE OR DATA PROVIDERS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR
CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF
THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.
THE FOREGOING REFERENCES TO “MERQUBE” AND/OR “DATA PROVIDER” SHALL BE CONSTRUED TO INCLUDE ANY AND ALL SERVICE
PROVIDERS, CONTRACTORS, EMPLOYEES, AGENTS, AND AUTHORIZED REPRESENTATIVES OF THE REFERENCED PARTY.

Statements of Assets and Liabilities
July 31, 2026

ETF FAMILY OF FUNDS ANNUAL REPORT
See accompanying Notes to Financial Statements
CALAMOS
ANTETOKOUNMPO
GLOBAL
SUSTAINABLE
EQUITIES ETF
CALAMOS
AUTOCALLABLE
INCOME ETF
CALAMOS
NASDAQ
®
AUTOCALLABLE
INCOME ETF
CALAMOS
AUTOCALLABLE
GROWTH ETF
ASSETS
Investments in securities, at value $ 18,709,512 $ 160,599,441 $ 42,488,764 $ 18,369,931
Investments in affiliated funds, at value — 939,490,314 232,140,205 85,671,912
Cash with custodian 78,482 19,995,343 4,358,833 851,197
Foreign currency 575 — — —
Unrealized appreciation on total return swaps — 65,113,992 7,747,268 953,904
Receivables:
Accrued dividends 11,275 — — —
Total assets 18,799,844 1,185,199,090 286,735,070 105,846,944
LIABILITIES
Payables:
Due to counterparty for swap contracts — 232,133 204,469 —
Affiliates:
Investment advisory fees 14,961 595,721 143,863 47,728
Other accounts payable and accrued liabilities 3,437 — — —
Total liabilities 18,398 827,854 348,332 47,728
NET ASSETS $ 18,781,446 $ 1,184,371,236 $ 286,386,738 $ 105,799,216
COMPOSITION OF NET ASSETS
Paid in capital $ 13,438,234 $ 1,111,511,720 $ 277,088,242 $ 104,410,990
Accumulated distributable earnings 5,343,212 72,859,516 9,298,496 1,388,226
NET ASSETS $ 18,781,446 $ 1,184,371,236 $ 286,386,738 $ 105,799,216
Shares outstanding (no par value; unlimited number of shares authorized) 504,000 44,200,001 11,250,001 3,850,001
Net asset value per share $ 37.26 $ 26.80 $ 25.46 $ 27.48
— — — —
Investments in securities, at cost $ 13,494,253 $ 160,577,699 $ 42,483,106 $ 18,367,152
Investments in affiliated funds, at cost — 930,785,042 230,217,745 85,214,097
Foreign currency, at cost 575 — — —

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
July 31, 2026
CALAMOS CEF
INCOME &
ARBITRAGE ETF
CALAMOS
CONVERTIBLE
EQUITY
ALTERNATIVE ETF
CALAMOS
NASDAQ
®
EQUITY
& INCOME ETF
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
ASSETS
Investments in securities, at value
*
$ 30,317,290 $ 33,451,430 $ 20,896,277 $ 27,114,737
Cash with custodian 2,906,879 2,203,059 154,293 127,522
Receivables:
Investments sold 602,375 29,019,829 — —
Accrued interest and dividends 72,751 156,872 9,466 —
Total assets 33,899,295 64,831,190 21,060,036 27,242,259
LIABILITIES
Options written, at value — — — 9,392,345
Collateral for securities loaned — 3,248,612 — —
Payables:
Investments purchased — 99,613 — —
Fund shares redeemed — 30,730,704 — —
Affiliates:
Investment advisory fees 21,010 19,599 13,399 34,506
Total liabilities 21,010 34,098,528 13,399 9,426,851
NET ASSETS $ 33,878,285 $ 30,732,662 $ 21,046,637 $ 17,815,408
COMPOSITION OF NET ASSETS
Paid in capital $ 32,019,805 $ 30,043,903 $ 21,002,641 $ 20,412,381
Accumulated distributable earnings (loss) 1,858,480 688,759 43,996 (2,596,973)
NET ASSETS $ 33,878,285 $ 30,732,662 $ 21,046,637 $ 17,815,408
Shares outstanding (no par value; unlimited number of shares authorized) 1,150,001 650,001 700,001 750,001
Net asset value per share $ 29.46 $ 47.28 $ 30.07 $ 23.75
— — — —
Investments in securities, at cost $ 28,663,685 $ 33,513,403 $ 20,382,571 $ 28,837,168
Options written, at premium — — — 10,667,096
*   Includes securities on loan $ — $ 3,146,502 $ — $ —

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
CALAMOS
TAX-AWARE
COLLATERAL ETF
ASSETS
Investments in securities, at value $ 7,723,359 $ 8,204,096 $ 6,125,446 $ 1,278,382,250
Cash with custodian 43,650 53,793 19,806 3,171,002
Receivables:
Fund shares sold — — — 1,011,389
Due from Investment adviser — — — 49,865
Total assets 7,767,009 8,257,889 6,145,252 1,282,614,506
LIABILITIES
Options written, at value 2,910,320 3,344,214 —
(1)
—
Payables:
Investments purchased — — — 994,854
Affiliates:
Investment advisory fees 2,846 2,878 3,593 189,486
Total liabilities 2,913,166 3,347,092 3,593 1,184,340
NET ASSETS $ 4,853,843 $ 4,910,797 $ 6,141,659 $ 1,281,430,166
COMPOSITION OF NET ASSETS
Paid in capital $ 5,242,710 $ 5,085,832 $ 6,237,891 $ 1,269,845,873
Accumulated distributable earnings (loss) (388,867) (175,035) (96,232) 11,584,293
NET ASSETS $ 4,853,843 $ 4,910,797 $ 6,141,659 $ 1,281,430,166
Shares outstanding (no par value; unlimited number of shares authorized) 200,001 200,001 250,001 12,670,001
Net asset value per share $ 24.27 $ 24.55 $ 24.57 $ 101.14
— — — —
Investments in securities, at cost $ 7,643,044 $ 8,486,876 $ 7,303,196 $ 1,266,797,957
Options written, at premium 2,844,157 3,637,756 817,794 —
(1)
Amount is less than $1.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
July 31, 2026
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
ASSETS
Investments in securities, at value $ 34,945,157 $ 7,477,226 $ 7,224,688 $ 27,541,176
Cash with custodian 194,492 81,119 64,700 126,284
Total assets 35,139,649 7,558,345 7,289,388 27,667,460
LIABILITIES
Options written, at value 11,287,462 2,361,959 2,409,207 12
Payables:
Affiliates:
Investment advisory fees 38,986 2,832 2,784 16,182
Total liabilities 11,326,448 2,364,791 2,411,991 16,194
NET ASSETS $ 23,813,201 $ 5,193,554 $ 4,877,397 $ 27,651,266
COMPOSITION OF NET ASSETS
Paid in capital $ 40,810,690 $ 6,679,119 $ 7,840,395 $ 31,635,752
Accumulated distributable (loss) (16,997,489) (1,485,565) (2,962,998) (3,984,486)
NET ASSETS $ 23,813,201 $ 5,193,554 $ 4,877,397 $ 27,651,266
Shares outstanding (no par value; unlimited number of shares authorized) 1,350,001 250,001 250,001 1,400,001
Net asset value per share $ 17.64 $ 20.77 $ 19.51 $ 19.75
— — — —
Investments in securities, at cost $ 39,127,808 $ 7,648,953 $ 7,550,647 $ 31,471,199
Options written, at premium 10,736,460 2,344,110 2,544,877 658,946

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
ASSETS
Investments in securities, at value $ 25,516,942 $ 6,428,561 $ 8,665,085 $ 9,928,864
Cash with custodian 127,711 70,784 61,777 35,317
Total assets 25,644,653 6,499,345 8,726,862 9,964,181
LIABILITIES
Options written, at value 8,560,565 2,227,313 3,219,092 4
Payables:
Affiliates:
Investment advisory fees 34,705 2,546 3,239 5,827
Total liabilities 8,595,270 2,229,859 3,222,331 5,831
NET ASSETS $ 17,049,383 $ 4,269,486 $ 5,504,531 $ 9,958,350
COMPOSITION OF NET ASSETS
Paid in capital $ 23,499,719 $ 6,127,303 $ 7,177,097 $ 10,824,030
Accumulated distributable (loss) (6,450,336) (1,857,817) (1,672,566) (865,680)
NET ASSETS $ 17,049,383 $ 4,269,486 $ 5,504,531 $ 9,958,350
Shares outstanding (no par value; unlimited number of shares authorized) 850,001 200,001 250,001 450,001
Net asset value per share $ 20.06 $ 21.35 $ 22.02 $ 22.13
— — — —
Investments in securities, at cost $ 28,127,512 $ 6,825,375 $ 9,056,118 $ 11,909,511
Options written, at premium 8,658,766 1,961,223 3,605,730 806,144

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
July 31, 2026
CALAMOS
LADDERED S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
CALAMOS
LADDERED BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
CALAMOS
LADDERED
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
CALAMOS
LADDERED
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
ASSETS
Investments in affiliated funds, at value $ 125,468,241 $ 2,341,308 $ 2,633,100 $ 1,488,377
Cash with custodian 131,618 2,183 3,644 1,190
Total assets 125,599,859 2,343,491 2,636,744 1,489,567
LIABILITIES
Payables:
Affiliates:
Investment advisory fees 19,359 199 414 126
Total liabilities 19,359 199 414 126
NET ASSETS $ 125,580,500 $ 2,343,292 $ 2,636,330 $ 1,489,441
COMPOSITION OF NET ASSETS
Paid in capital $ 118,114,171 $ 2,457,382 $ 3,263,653 $ 1,842,134
Accumulated distributable earnings (loss) 7,466,329 (114,090) (627,323) (352,693)
NET ASSETS $ 125,580,500 $ 2,343,292 $ 2,636,330 $ 1,489,441
Shares outstanding (no par value; unlimited number of shares authorized) 4,475,001 100,001 150,001 75,001
Net asset value per share $ 28.06 $ 23.43 $ 17.58 $ 19.86
— — — —
Investments in affiliated funds, at cost $ 117,929,108 $ 2,454,186 $ 3,260,422 $ 1,830,880

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- JANUARY
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- FEBRUARY
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- MARCH
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- APRIL
ASSETS
Investments in securities, at value $ 28,340,867 $ 35,810,931 $ 33,666,904 $ 23,649,350
Cash with custodian 100,919 203,228 183,178 144,824
Total assets 28,441,786 36,014,159 33,850,082 23,794,174
LIABILITIES
Options written, at value 1,900,148 2,275,947 2,577,613 2,770,653
Payables:
Affiliates:
Investment advisory fees 15,509 58,222 35,880 11,800
Total liabilities 1,915,657 2,334,169 2,613,493 2,782,453
NET ASSETS $ 26,526,129 $ 33,679,990 $ 31,236,589 $ 21,011,721
COMPOSITION OF NET ASSETS
Paid in capital $ 27,714,252 $ 35,256,228 $ 32,950,136 $ 22,477,553
Accumulated distributable (loss) (1,188,123) (1,576,238) (1,713,547) (1,465,832)
NET ASSETS $ 26,526,129 $ 33,679,990 $ 31,236,589 $ 21,011,721
Shares outstanding (no par value; unlimited number of shares authorized) 1,025,001 1,275,001 1,200,001 775,001
Net asset value per share $ 25.88 $ 26.42 $ 26.03 $ 27.11
— — — —
Investments in securities, at cost $ 26,728,041 $ 34,156,207 $ 31,813,823 $ 21,765,577
Options written, at premium 1,188,203 1,590,017 1,534,145 1,437,418

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
July 31, 2026
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- MAY
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- JUNE
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- JULY
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- AUGUST
ASSETS
Investments in securities, at value $ 59,622,794 $ 27,057,764 $ 48,248,214 $ 44,173,746
Cash with custodian 432,538 224,472 395,275 115,801
Receivables:
Investments sold — — — 48,913,639
Total assets 60,055,332 27,282,236 48,643,489 93,203,186
LIABILITIES
Options written, at value 3,334,104 839,733 1,935,644 1,977,844
Payables:
Investments purchased — — — 48,588,182
Affiliates:
Investment advisory fees 96,689 27,575 26,550 73,778
Total liabilities 3,430,793 867,308 1,962,194 50,639,804
NET ASSETS $ 56,624,539 $ 26,414,928 $ 46,681,295 $ 42,563,382
COMPOSITION OF NET ASSETS
Paid in capital $ 67,347,925 $ 28,333,935 $ 53,747,850 $ 50,833,173
Accumulated distributable (loss) (10,723,386) (1,919,007) (7,066,555) (8,269,791)
NET ASSETS $ 56,624,539 $ 26,414,928 $ 46,681,295 $ 42,563,382
Shares outstanding (no par value; unlimited number of shares authorized) 1,925,001 950,001 1,675,001 1,525,001
Net asset value per share $ 29.42 $ 27.81 $ 27.87 $ 27.91
— — — —
Investments in securities, at cost $ 58,364,630 $ 27,285,468 $ 48,167,281 $ 44,175,553
Options written, at premium 2,846,184 1,234,009 2,199,428 1,976,900

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- SEPTEMBER
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- OCTOBER
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- NOVEMBER
CALAMOS S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
- DECEMBER
ASSETS
Investments in securities, at value $ 35,077,615 $ 28,414,187 $ 36,635,406 $ 47,641,016
Cash with custodian 124,121 56,602 132,254 181,876
Total assets 35,201,736 28,470,789 36,767,660 47,822,892
LIABILITIES
Options written, at value 2,981,523 1,825,502 1,869,785 2,733,741
Payables:
Affiliates:
Investment advisory fees 36,920 15,563 60,170 51,699
Total liabilities 3,018,443 1,841,065 1,929,955 2,785,440
NET ASSETS $ 32,183,293 $ 26,629,724 $ 34,837,705 $ 45,037,452
COMPOSITION OF NET ASSETS
Paid in capital $ 32,473,078 $ 27,097,943 $ 35,045,268 $ 45,661,121
Accumulated distributable (loss) (289,785) (468,219) (207,563) (623,669)
NET ASSETS $ 32,183,293 $ 26,629,724 $ 34,837,705 $ 45,037,452
Shares outstanding (no par value; unlimited number of shares authorized) 1,150,001 950,001 1,250,001 1,675,001
Net asset value per share $ 27.99 $ 28.03 $ 27.87 $ 26.89
— — — —
Investments in securities, at cost $ 31,595,881 $ 26,497,232 $ 34,773,574 $ 45,255,146
Options written, at premium 1,333,534 1,208,307 1,556,051 2,142,104

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
July 31, 2026
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- JUNE
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
ASSETS
Investments in securities, at value $ 16,683,115 $ 43,219,881 $ 24,036,295 $ 23,777,589
Cash with custodian 124,765 372,728 44,960 116,360
Receivables:
Investments sold — — — 3,765,347
Total assets 16,807,880 43,592,609 24,081,255 27,659,296
LIABILITIES
Options written, at value 2,018,871 1,557,095 2,866,155 1,978,482
Payables:
Investments purchased — — — 313,314
Fund shares redeemed — — — 3,423,603
Affiliates:
Investment advisory fees 17,024 44,003 25,831 32,468
Total liabilities 2,035,895 1,601,098 2,891,986 5,747,867
NET ASSETS $ 14,771,985 $ 41,991,511 $ 21,189,269 $ 21,911,429
COMPOSITION OF NET ASSETS
Paid in capital $ 16,260,353 $ 50,830,380 $ 23,321,180 $ 22,789,193
Accumulated distributable (loss) (1,488,368) (8,838,869) (2,131,911) (877,764)
NET ASSETS $ 14,771,985 $ 41,991,511 $ 21,189,269 $ 21,911,429
Shares outstanding (no par value; unlimited number of shares authorized) 550,001 1,525,001 750,001 800,001
Net asset value per share $ 26.86 $ 27.54 $ 28.25 $ 27.39
— — — —
Investments in securities, at cost $ 15,349,150 $ 44,826,337 $ 21,143,927 $ 22,469,439
Options written, at premium 1,061,375 3,080,886 1,218,462 1,306,137

See accompanying Notes to Financial Statements
Statements of Assets and Liabilities
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- JANUARY
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- APRIL
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- JULY
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- OCTOBER
ASSETS
Investments in securities, at value $ 41,468,347 $ 15,091,977 $ 38,565,721 $ 29,479,670
Cash with custodian 147,457 80,167 280,941 60,629
Receivables:
Investments sold — — — 3,211,218
Total assets 41,615,804 15,172,144 38,846,662 32,751,517
LIABILITIES
Options written, at value 5,006,684 1,946,807 1,449,497 3,346,396
Payables:
Investments purchased — — — 364,528
Fund shares redeemed — — — 2,831,552
Affiliates:
Investment advisory fees 21,410 7,737 19,582 16,981
Total liabilities 5,028,094 1,954,544 1,469,079 6,559,457
NET ASSETS $ 36,587,710 $ 13,217,600 $ 37,377,583 $ 26,192,060
COMPOSITION OF NET ASSETS
Paid in capital $ 39,746,394 $ 13,890,608 $ 46,001,556 $ 26,459,116
Accumulated distributable (loss) (3,158,684) (673,008) (8,623,973) (267,056)
NET ASSETS $ 36,587,710 $ 13,217,600 $ 37,377,583 $ 26,192,060
Shares outstanding (no par value; unlimited number of shares authorized) 1,300,001 475,001 1,350,001 925,001
Net asset value per share $ 28.14 $ 27.83 $ 27.69 $ 28.32
— — — —
Investments in securities, at cost $ 37,021,547 $ 13,900,158 $ 39,181,079 $ 26,075,403
Options written, at premium 2,125,193 1,162,354 2,146,613 1,526,669

Statements of Operations
Year Ended July 31, 2026

www.calamos.com
See accompanying Notes to Financial Statements
CALAMOS
ANTETOKOUNMPO
GLOBAL
SUSTAINABLE
EQUITIES ETF
CALAMOS
AUTOCALLABLE
INCOME ETF
CALAMOS
NASDAQ
®
AUTOCALLABLE
INCOME ETF
(a)
CALAMOS
AUTOCALLABLE
GROWTH ETF
(b)
INVESTMENT INCOME
Interest $ 5,883 $ 558,942 $ 74,706 $ 13,155
(Amortization)/accretion of investment securities — 7,529,067 811,241 94,614
Dividends 271,155 — — —
Dividend taxes withheld (19,322) — — —
Total investment income 257,716 8,088,009 885,947 107,769
EXPENSES
Investment advisory fees 167,507 4,567,984 710,429 108,855
Total expenses 167,507 4,567,984 710,429 108,855
Less expense reductions — (304,475) (66,953) (15,781)
Net expenses 167,507 4,263,509 643,476 93,074
NET INVESTMENT INCOME 90,209 3,824,500 242,471 14,695
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments 296,042
(c)
13,855 (654) —
In-kind redemptions 633,103 6,975,021
(d)
816,395 10,227
(d)
Foreign currency transactions (3,014) — — —
Total return swaps — (995,345) (376,236) (40,967)
Change in net unrealized appreciation (depreciation) on:
Investments 2,028,548
(e)
22,536 5,658 2,779
Affiliated funds — 8,705,272 1,922,460 457,815
Foreign currency translations 105 — — —
Total return swaps — 64,060,910 7,747,268 953,904
NET GAIN 2,954,784 78,782,249 10,114,891 1,383,758
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 3,044,993 $ 82,606,749 $ 10,357,362 $ 1,398,453
(a)
Calamos Nasdaq
®
Autocallable Income ETF commenced operations on November 20, 2025.
(b)
Calamos Autocallable Growth ETF commenced operations on April 16, 2026.
(c)
Net of foreign capital gains tax of $(14).
(d)
Net realized gain (loss) from in-kind redemptions includes $8,532 and $10,220 from affiliated funds.
(e)
Net of change in deferred capital gains tax of $(638).

See accompanying Notes to Financial Statements
Statements of Operations
Year Ended July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS CEF
INCOME &
ARBITRAGE ETF
CALAMOS
CONVERTIBLE
EQUITY
ALTERNATIVE ETF
CALAMOS
NASDAQ
®
EQUITY &
INCOME ETF
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
INVESTMENT INCOME
Interest $ 7,214 $ 156,048 $ 8,367 $ 44,067
(Amortization)/accretion of investment securities — (1,471,315) — 725,336
Dividends 2,429,253 351,474 1,348,000 —
Dividend taxes withheld — (635) — —
Securities lending income, net of fees — 11,228 — —
Total investment income (loss) 2,436,467 (953,200) 1,356,367 769,403
EXPENSES
Investment advisory fees 196,521 129,856 192,979 210,407
Total expenses 196,521 129,856 192,979 210,407
NET INVESTMENT INCOME (LOSS) 2,239,946 (1,083,056) 1,163,388 558,996
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options (218,853) 3,512,510 (69,722) 769
In-kind redemptions 55,294 5,506,732 1,892,448 766,562
Purchased options — — (611,918) (9,211,792)
Written options — — 24,411 5,531,848
Change in net unrealized appreciation (depreciation) on:
Investments, excluding purchased options 916,616 (1,672,734) (452,789) 27,320
Purchased options — — 85,844 (477,699)
Written options — — — 664,540
NET GAIN (LOSS) 753,057 7,346,508 868,274 (2,698,452)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS $ 2,993,003 $ 6,263,452 $ 2,031,662 $ (2,139,456)
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
(a)
CALAMOS
TAX-AWARE
COLLATERAL ETF
(b)
INVESTMENT INCOME
Interest $ 10,415 $ 2,652 $ 1,505 $ 46,331
(Amortization)/accretion of investment securities 118,445 193,111 179,529 —
Total investment income 128,860 195,763 181,034 46,331
EXPENSES
Investment advisory fees 35,137 36,884 34,946 533,922
Total expenses 35,137 36,884 34,946 533,922
Less expense reductions — — — (140,506)
Net expenses 35,137 36,884 34,946 393,416
NET INVESTMENT INCOME (LOSS) 93,723 158,879 146,088 (347,085)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options 63 124 (6) —
In-kind redemptions 248,815 158,401 160,906 —
Purchased options (3,348,367) (1,373,732) — —
Written options 1,895,619 817,930 — —
Change in net unrealized appreciation (depreciation) on:
Investments, excluding purchased options 8,734 597 (862) —
Purchased options 351,121 (235,905) (1,176,888) 11,584,293
Written options 439,717 379,035 817,794 —
NET GAIN (LOSS) (404,298) (253,550) (199,056) 11,584,293
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS $ (310,575) $ (94,671) $ (52,968) $ 11,237,208
(a)
Calamos Bitcoin Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.
(b)
Calamos Tax-Aware Collateral ETF commenced operations on April 17, 2026.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Operations
Year Ended July 31, 2026
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
(a)
INVESTMENT INCOME
Interest $ 26,862 $ 9,062 $ 3,151 $ 6,272
(Amortization)/accretion of investment securities 607,268 51,995 341,825 689,509
Total investment income 634,130 61,057 344,976 695,781
EXPENSES
Investment advisory fees 224,010 25,461 70,868 140,489
Total expenses 224,010 25,461 70,868 140,489
NET INVESTMENT INCOME 410,120 35,596 274,108 555,292
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options (130) (261) 4,276 (3,060)
In-kind redemptions 78,606 154,752 (54,964) 558,180
Purchased options (14,791,620) (2,387,929) (3,058,968) (1,843,677)
Written options 1,348,445 622,759 80,982 65,596
Change in net unrealized appreciation (depreciation) on:
Investments, excluding purchased options 32,731 4,342 879 (3,870)
Purchased options (2,699,086) (52,749) (230,031) (3,926,153)
Written options (351,676) 143,448 186,809 658,934
NET (LOSS) (16,382,730) (1,515,638) (3,071,017) (4,494,050)
NET (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS $ (15,972,610) $ (1,480,042) $ (2,796,909) $ (3,938,758)
(a)
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
(a)
INVESTMENT INCOME
Interest $ 21,918 $ 8,778 $ 5,075 $ 2,158
(Amortization)/accretion of investment securities 364,436 104,780 284,295 254,009
Total investment income 386,354 113,558 289,370 256,167
EXPENSES
Investment advisory fees 141,331 35,717 57,089 50,360
Total expenses 141,331 35,717 57,089 50,360
NET INVESTMENT INCOME 245,023 77,841 232,281 205,807
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options (676) 47 568 6
In-kind redemptions 1,641,838 846,652 (98,153) 156,091
Purchased options (8,288,263) (3,801,048) (2,684,195) (5,672)
Written options 2,025,421 1,353,488 865,747 (158)
Change in net unrealized appreciation (depreciation) on:
Investments, excluding purchased options 18,869 9,690 473 (1,226)
Purchased options (1,861,680) (104,205) (280,740) (1,979,421)
Written options 227,618 169,301 444,147 806,140
NET (LOSS) (6,236,873) (1,526,075) (1,752,153) (1,024,240)
NET (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS $ (5,991,850) $ (1,448,234) $ (1,519,872) $ (818,433)
(a)
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.

See accompanying Notes to Financial Statements
Statements of Operations
Year Ended July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS
LADDERED S&P
500
®
STRUCTURED
ALT PROTECTION
ETF
®
CALAMOS
LADDERED BITCOIN
STRUCTURED ALT
PROTECTION ETF
® (a)
CALAMOS
LADDERED
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
® (b)
CALAMOS
LADDERED
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
® (c)
INVESTMENT INCOME
Interest $ 2,338 $ 164 $ 602 $ 250
Dividends from affiliated funds — 32,450 10,274 23,840
Total investment income 2,338 32,614 10,876 24,090
EXPENSES
Investment advisory fees 97,485 1,662 2,434 1,225
Total expenses 97,485 1,662 2,434 1,225
NET INVESTMENT INCOME (LOSS) (95,147) 30,952 8,442 22,865
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 566,628
(d)
— (146,640)
(d)
—
Affiliated funds — (1,212) (75,266) (10,190)
Change in net unrealized appreciation (depreciation) on:
Affiliated funds 5,184,223 (112,878) (627,322) (342,503)
NET GAIN (LOSS) 5,750,851 (114,090) (849,228) (352,693)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS $ 5,655,704 $ (83,138) $ (840,786) $ (329,828)
(a)
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
commenced operations on October 14, 2025.
(b)
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
commenced operations on October 14, 2025.
(c)
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
commenced operations on October 14, 2025.
(d)
Net realized gain (loss) from in-kind redemptions includes $566,628 and $(146,640) from affiliated funds.
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- FEBRUARY
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
INVESTMENT INCOME
Interest $ 3,393 $ 4,300 $ 2,538 $ 1,834
Total investment income 3,393 4,300 2,538 1,834
EXPENSES
Investment advisory fees 165,294 194,887 177,944 115,262
Total expenses 165,294 194,887 177,944 115,262
NET INVESTMENT (LOSS) (161,901) (190,587) (175,406) (113,428)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 3,597,526 3,811,761 4,299,968 3,133,591
Purchased options (1,075,687) (1,458,899) (1,371,919) (1,315,592)
Written options (1,011,761) (1,084,964) (1,151,241) (700,779)
Change in net unrealized appreciation (depreciation) on:
Purchased options 535,146 1,009,247 382,245 276,077
Written options (426,880) (320,053) (380,574) (216,299)
NET GAIN 1,618,344 1,957,092 1,778,479 1,176,998
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 1,456,443 $ 1,766,505 $ 1,603,073 $ 1,063,570

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Operations
Year Ended July 31, 2026
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- MAY
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JUNE
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JULY
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- AUGUST
INVESTMENT INCOME
Interest $ 10,754 $ 2,801 $ 8,217 $ 9,393
Total investment income 10,754 2,801 8,217 9,393
EXPENSES
Investment advisory fees 392,213 95,271 289,698 303,421
Total expenses 392,213 95,271 289,698 303,421
NET INVESTMENT (LOSS) (381,459) (92,470) (281,481) (294,028)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 15,357,798 2,758,677 8,934,922 8,083,175
Purchased options (2,912,572) (253,388) (2,444,765) (2,299,551)
Written options (8,434,180) (1,832,192) (3,730,127) (2,749,459)
Change in net unrealized appreciation (depreciation) on:
Purchased options (4,824,402) (625,767) (552,254) 86
Written options 3,992,953 725,820 629,251 2
NET GAIN 3,179,597 773,150 2,837,027 3,034,253
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 2,798,138 $ 680,680 $ 2,555,546 $ 2,740,225
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- NOVEMBER
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
INVESTMENT INCOME
Interest $ 6,198 $ 4,334 $ 5,600 $ 5,568
Total investment income 6,198 4,334 5,600 5,568
EXPENSES
Investment advisory fees 215,211 166,777 207,695 317,712
Total expenses 215,211 166,777 207,695 317,712
NET INVESTMENT (LOSS) (209,013) (162,443) (202,095) (312,144)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 3,741,842 2,577,485 3,015,027 6,327,282
Purchased options (1,122,291) (857,168) (270,940) (1,196,931)
Written options (993,950) (908,299) (1,482,793) (1,217,400)
Change in net unrealized appreciation (depreciation) on:
Purchased options 1,392,230 1,075,883 651,698 435,176
Written options (937,565) (338,584) 97,292 (687,757)
NET GAIN 2,080,266 1,549,317 2,010,284 3,660,370
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 1,871,253 $ 1,386,874 $ 1,808,189 $ 3,348,226

See accompanying Notes to Financial Statements
Statements of Operations
Year Ended July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- JUNE
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
INVESTMENT INCOME
Interest $ 2,133 $ 7,699 $ 5,175 $ 5,097
Total investment income 2,133 7,699 5,175 5,097
EXPENSES
Investment advisory fees 92,806 248,904 171,490 166,323
Total expenses 92,806 248,904 171,490 166,323
NET INVESTMENT (LOSS) (90,673) (241,205) (166,315) (161,226)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 3,076,452 9,956,442 4,362,533 2,729,104
Purchased options (1,016,181) (482,924) (1,715,787) (428,964)
Written options (848,656) (6,873,896) (1,660,252) (1,081,221)
Change in net unrealized appreciation (depreciation) on:
Purchased options (249,681) (3,831,791) 821,364 708,303
Written options (29,187) 3,090,587 (104,374) (308,704)
NET GAIN 932,747 1,858,418 1,703,484 1,618,518
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 842,074 $ 1,617,213 $ 1,537,169 $ 1,457,292
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- JANUARY
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- APRIL
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- JULY
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION
ETF
®
- OCTOBER
INVESTMENT INCOME
Interest $ 4,583 $ 1,149 $ 5,587 $ 4,006
Total investment income 4,583 1,149 5,587 4,006
EXPENSES
Investment advisory fees 361,367 59,696 217,397 210,020
Total expenses 361,367 59,696 217,397 210,020
NET INVESTMENT (LOSS) (356,784) (58,547) (211,810) (206,014)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions 10,427,643 1,595,091 9,093,732 4,199,727
Purchased options (5,525,186) (517,017) (918,275) (2,249,061)
Written options 809,721 (563,357) (5,348,639) 404,224
Change in net unrealized appreciation (depreciation) on:
Purchased options 4,910,033 790,716 (1,007,936) 4,424,857
Written options (4,139,503) (518,055) 870,877 (3,045,119)
NET GAIN 6,482,708 787,378 2,689,759 3,734,628
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS $ 6,125,924 $ 728,831 $ 2,477,949 $ 3,528,614

Statements of Changes in Net Assets
July 31, 2026

www.calamos.com
See accompanying Notes to Financial Statements
CALAMOS ANTETOKOUNMPO
GLOBAL SUSTAINABLE
EQUITIES ETF
CALAMOS AUTOCALLABLE
INCOME ETF
CALAMOS
NASDAQ
®
AUTOCALLABLE
INCOME ETF
CALAMOS
AUTOCALLABLE
GROWTH ETF
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
(b)
YEAR ENDED
JULY 31,
2026
(c)
OPERATIONS
Net investment income $ 90,209 $ 89,318 $ 3,824,500 $ 102,790 $ 242,471 $ 14,695
Net realized gain (loss) 926,131 (105,248) 5,993,531 — 439,505 (30,740)
Change in unrealized appreciation 2,028,653 1,239,360 72,788,718 1,052,288 9,675,386 1,414,498
Net increase in net assets resulting from operations 3,044,993 1,223,430 82,606,749 1,155,078 10,357,362 1,398,453
DISTRIBUTIONS TO SHAREHOLDERS
Distributions (101,506) (89,738) (3,927,290) — (242,471) —
Return of capital — — (78,747,433) — (14,297,673) —
Total distributions
(101,506) (89,738) (82,674,723) — (14,540,144) —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 1,725,146 3,020,850 1,155,035,923 65,099,144 291,871,280 106,435,382
Cost of shares redeemed (1,826,225) — (36,850,935) — (1,301,760) (2,034,619)
Net increase (decrease) in net assets from capital stock transactions (101,079) 3,020,850 1,118,184,988 65,099,144 290,569,520 104,400,763
TOTAL INCREASE IN NET ASSETS 2,842,408 4,154,542 1,118,117,014 66,254,222 286,386,738 105,799,216
NET ASSETS
Beginning of year $ 15,939,038 $ 11,784,496 $ 66,254,222 $ — $ — $ —
End of year $ 18,781,446 $ 15,939,038 $ 1,184,371,236 $ 66,254,222 $ 286,386,738 $ 105,799,216
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 504,000 404,000 2,500,001 — — —
Shares issued 50,000 100,000 43,075,000 2,500,001 11,300,001 3,925,001
Shares redeemed (50,000) — (1,375,000) — (50,000) (75,000)
Net increase in capital shares outstanding — 100,000 41,700,000 2,500,001 11,250,001 3,850,001
Shares outstanding, end of year 504,000 504,000 44,200,001 2,500,001 11,250,001 3,850,001
(a)
Calamos Autocallable Income ETF commenced operations on June 25, 2025.
(b)
Calamos Nasdaq
®
Autocallable Income ETF commenced operations on November 20, 2025.
(c)
Calamos Autocallable Growth ETF commenced operations on April 16, 2026.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS CEF INCOME &
ARBITRAGE ETF
CALAMOS CONVERTIBLE
EQUITY ALTERNATIVE ETF
CALAMOS NASDAQ
®
EQUITY &
INCOME ETF
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
OPERATIONS
Net investment income (loss) $ 2,239,946 $ 1,368,756 $ (1,083,056) $ (973,050) $ 1,163,388 $ 263,919
Net realized gain (loss) (163,559) 324,467 9,019,242 2,008,677 1,235,219 302,202
Change in unrealized appreciation/(depreciation) 916,616 26,546 (1,672,734) 827,539 (366,945) 822,345
Net increase in net assets resulting from operations 2,993,003 1,719,769 6,263,452 1,863,166 2,031,662 1,388,466
DISTRIBUTIONS TO SHAREHOLDERS
Distributions (2,116,251) (1,327,910) (304,188) (146,566) (1,163,388) (281,051)
Return of capital — — — — (44,507) —
Total distributions
(2,116,251) (1,327,910) (304,188) (146,566) (1,207,895) (281,051)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 15,904,104 7,725,412 49,682,832 17,242,711 9,037,069 26,579,459
Cost of shares redeemed (715,734) (3,431,609) (38,290,234) (13,792,656) (15,058,525) (2,749,406)
Net increase (decrease) in net assets from capital stock transactions 15,188,370 4,293,803 11,392,598 3,450,055 (6,021,456) 23,830,053
TOTAL INCREASE (DECREASE) IN NET ASSETS 16,065,122 4,685,662 17,351,862 5,166,655 (5,197,689) 24,937,468
NET ASSETS
Beginning of year $ 17,813,163 $ 13,127,501 $ 13,380,800 $ 8,214,145 $ 26,244,326 $ 1,306,858
End of year $ 33,878,285 $ 17,813,163 $ 30,732,662 $ 13,380,800 $ 21,046,637 $ 26,244,326
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 625,001 475,001 400,001 300,001 900,001 50,001
Shares issued 550,000 275,000 1,100,000 600,000 300,000 950,000
Shares redeemed (25,000) (125,000) (850,000) (500,000) (500,000) (100,000)
Net increase (decrease) in capital shares outstanding 525,000 150,000 250,000 100,000 (200,000) 850,000
Shares outstanding, end of year 1,150,001 625,001 650,001 400,001 700,001 900,001

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
CALAMOS BITCOIN
STRUCTURED ALT PROTECTION
ETF
®
- JANUARY
CALAMOS BITCOIN
STRUCTURED ALT PROTECTION
ETF
®
- APRIL
CALAMOS BITCOIN
STRUCTURED ALT PROTECTION
ETF
®
- JULY
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment income $ 558,996 $ 760,071 $ 93,723 $ 45,751 $ 158,879 $ 7,593
Net realized gain (loss) (2,912,613) 1,447,930 (1,203,870) 935,802 (397,277) 139,785
Change in unrealized appreciation/(depreciation) 214,161 (661,841) 799,572 (785,420) 143,727 (132,965)
Net increase (decrease) in net assets resulting from operations (2,139,456) 1,546,160 (310,575) 196,133 (94,671) 14,413
DISTRIBUTIONS TO SHAREHOLDERS
Distributions (1,024,516) — (115,309) — (84,120) —
Total distributions
(1,024,516) — (115,309) — (84,120) —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 46,056,783 137,701,762 5,363,785 15,584,880 14,030,917 8,814,037
Cost of shares redeemed (67,854,168) (96,471,157) (5,351,979) (10,513,092) (13,991,370) (3,778,409)
Net increase (decrease) in net assets from capital stock transactions (21,797,385) 41,230,605 11,806 5,071,788 39,547 5,035,628
TOTAL INCREASE (DECREASE) IN NET ASSETS (24,961,357) 42,776,765 (414,078) 5,267,921 (139,244) 5,050,041
NET ASSETS
Beginning of year $ 42,776,765 $ — $ 5,267,921 $ — $ 5,050,041 $ —
End of year $ 17,815,408 $ 42,776,765 $ 4,853,843 $ 5,267,921 $ 4,910,797 $ 5,050,041
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 1,650,001 — 200,001 — 200,001 —
Shares issued 1,750,000 5,400,001 200,000 600,001 550,000 350,001
Shares redeemed (2,650,000) (3,750,000) (200,000) (400,000) (550,000) (150,000)
Net increase (decrease) in capital shares outstanding (900,000) 1,650,001 — 200,001 — 200,001
Shares outstanding, end of year 750,001 1,650,001 200,001 200,001 200,001 200,001
(a)
Calamos Bitcoin Structured Alt Protection ETF
®
- January commenced operations on January 22, 2025.
(b)
Calamos Bitcoin Structured Alt Protection ETF
®
- April commenced operations on April 7, 2025.
(c)
Calamos Bitcoin Structured Alt Protection ETF
®
- July commenced operations on July 8, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS
BITCOIN
STRUCTURED
ALT
PROTECTION
ETF
®
- OCTOBER
CALAMOS
TAX-AWARE
COLLATERAL
ETF
CALAMOS BITCOIN 80 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- JANUARY
CALAMOS BITCOIN 80 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- APRIL
YEAR ENDED
JULY 31,
2026
(a)
YEAR ENDED
JULY 31,
2026
(b)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(d)
OPERATIONS
Net investment income (loss) $ 146,088 $ (347,085) $ 410,120 $ 453,040 $ 35,596 $ 23,619
Net realized gain (loss) 160,900 — (13,364,699) 6,682,930 (1,610,679) 1,199,800
Change in unrealized appreciation/(depreciation) (359,956) 11,584,293 (3,018,031) (1,715,622) 95,041 (284,617)
Net increase (decrease) in net assets resulting from operations (52,968) 11,237,208 (15,972,610) 5,420,348 (1,480,042) 938,802
DISTRIBUTIONS TO SHAREHOLDERS
Distributions (42,114) — (475,695) — (24,800) —
Total distributions
(42,114) — (475,695) — (24,800) —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 7,454,310 1,270,192,958 83,824,636 261,639,790 8,251,147 16,065,201
Cost of shares redeemed (1,217,569) — (91,792,601) (218,830,667) (4,715,121) (13,841,633)
Net increase (decrease) in net assets from capital stock transactions 6,236,741 1,270,192,958 (7,967,965) 42,809,123 3,536,026 2,223,568
TOTAL INCREASE (DECREASE) IN NET ASSETS 6,141,659 1,281,430,166 (24,416,270) 48,229,471 2,031,184 3,162,370
NET ASSETS
Beginning of year $ — $ — $ 48,229,471 $ — $ 3,162,370 $ —
End of year $ 6,141,659 $ 1,281,430,166 $ 23,813,201 $ 48,229,471 $ 5,193,554 $ 3,162,370
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year — — 1,700,001 — 100,001 —
Shares issued 300,001 12,670,001 3,250,000 9,550,001 300,000 550,001
Shares redeemed (50,000) — (3,600,000) (7,850,000) (150,000) (450,000)
Net increase (decrease) in capital shares outstanding 250,001 12,670,001 (350,000) 1,700,001 150,000 100,001
Shares outstanding, end of year 250,001 12,670,001 1,350,001 1,700,001 250,001 100,001
(a)
Calamos Bitcoin Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.
(b)
Calamos Tax-Aware Collateral ETF commenced operations on April 17, 2026.
(c)
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January commenced operations on February 4, 2025.
(d)
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April commenced operations on April 7, 2025.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
CALAMOS BITCOIN 80 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- JULY
CALAMOS
BITCOIN
80 SERIES
STRUCTURED
ALT
PROTECTION
ETF
®
- OCTOBER
CALAMOS BITCOIN 90 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- JANUARY
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
(b)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment income $ 274,108 $ 7,805 $ 555,292 $ 245,023 $ 361,276
Net realized gain (loss) (3,028,674) 117,851 (1,222,961) (4,621,680) 2,779,392
Change in unrealized (depreciation) (42,343) (147,946) (3,271,089) (1,615,193) (897,176)
Net increase (decrease) in net assets resulting from operations (2,796,909) (22,290) (3,938,758) (5,991,850) 2,243,492
DISTRIBUTIONS TO SHAREHOLDERS
Distributions (112,903) — (47,550) (379,347) —
Total distributions
(112,903) — (47,550) (379,347) —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 36,643,361 15,494,405 44,774,847 37,707,805 119,977,600
Cost of shares redeemed (39,203,382) (5,124,885) (13,137,273) (40,282,449) (96,225,868)
Net increase (decrease) in net assets from capital stock transactions (2,560,021) 10,369,520 31,637,574 (2,574,644) 23,751,732
TOTAL INCREASE (DECREASE) IN NET ASSETS (5,469,833) 10,347,230 27,651,266 (8,945,841) 25,995,224
NET ASSETS
Beginning of year $ 10,347,230 $ — $ — $ 25,995,224 $ —
End of year $ 4,877,397 $ 10,347,230 $ 27,651,266 $ 17,049,383 $ 25,995,224
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 400,001 — — 950,001 —
Shares issued 1,550,000 600,001 2,050,001 1,450,000 4,550,001
Shares redeemed (1,700,000) (200,000) (650,000) (1,550,000) (3,600,000)
Net increase (decrease) in capital shares outstanding (150,000) 400,001 1,400,001 (100,000) 950,001
Shares outstanding, end of year 250,001 400,001 1,400,001 850,001 950,001
(a)
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July commenced operations on July 8, 2025.
(b)
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.
(c)
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January commenced operations on February 4, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS BITCOIN 90 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- APRIL
CALAMOS BITCOIN 90 SERIES
STRUCTURED ALT PROTECTION
ETF
®
- JULY
CALAMOS
BITCOIN
90 SERIES
STRUCTURED
ALT
PROTECTION
ETF
®
- OCTOBER
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
YEAR ENDED
JULY 31,
2026
(c)
OPERATIONS
Net investment income $ 77,841 $ 48,586 $ 232,281 $ 8,248 $ 205,807
Net realized gain (loss) (1,600,861) 1,468,279 (1,916,033) 137,414 150,267
Change in unrealized appreciation/(depreciation) 74,786 (737,690) 163,880 (168,275) (1,174,507)
Net increase (decrease) in net assets resulting from operations (1,448,234) 779,175 (1,519,872) (22,613) (818,433)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions (106,313) — (127,704) — (46,468)
Total distributions
(106,313) — (127,704) — (46,468)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 9,218,201 23,502,246 29,708,046 10,197,220 11,984,794
Cost of shares redeemed (9,195,204) (18,480,385) (27,645,723) (5,084,823) (1,161,543)
Net increase in net assets from capital stock transactions 22,997 5,021,861 2,062,323 5,112,397 10,823,251
TOTAL INCREASE (DECREASE) IN NET ASSETS (1,531,550) 5,801,036 414,747 5,089,784 9,958,350
NET ASSETS
Beginning of year $ 5,801,036 $ — $ 5,089,784 $ — $ —
End of year $ 4,269,486 $ 5,801,036 $ 5,504,531 $ 5,089,784 $ 9,958,350
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 200,001 — 200,001 — —
Shares issued 350,000 850,001 1,150,000 400,001 500,001
Shares redeemed (350,000) (650,000) (1,100,000) (200,000) (50,000)
Net increase in capital shares outstanding — 200,001 50,000 200,001 450,001
Shares outstanding, end of year 200,001 200,001 250,001 200,001 450,001
(a)
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April commenced operations on April 7, 2025.
(b)
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July commenced operations on July 8, 2025.
(c)
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October commenced operations on October 7, 2025.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
CALAMOS LADDERED S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
CALAMOS
LADDERED
BITCOIN
STRUCTURED
ALT
PROTECTION
ETF
®
CALAMOS
LADDERED
BITCOIN
80 SERIES
STRUCTURED
ALT
PROTECTION
ETF
®
CALAMOS
LADDERED
BITCOIN
90 SERIES
STRUCTURED
ALT
PROTECTION
ETF
®
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
(b)
YEAR ENDED
JULY 31,
2026
(c)
YEAR ENDED
JULY 31,
2026
(d)
OPERATIONS
Net investment income (loss) $ (95,147) $ (30,494) $ 30,952 $ 8,442 $ 22,865
Net realized gain (loss) 566,628 704,767 (1,212) (221,906) (10,190)
Change in unrealized appreciation/(depreciation) 5,184,223 2,354,910 (112,878) (627,322) (342,503)
Net increase (decrease) in net assets resulting from operations 5,655,704 3,029,183 (83,138) (840,786) (329,828)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions — — (32,106) (10,182) (23,671)
Total distributions
— — (32,106) (10,182) (23,671)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 50,610,084 114,310,288 2,458,536 7,942,089 1,842,940
Cost of shares redeemed (10,086,465) (37,938,294) — (4,454,791) —
Net increase in net assets from capital stock transactions 40,523,619 76,371,994 2,458,536 3,487,298 1,842,940
TOTAL INCREASE IN NET ASSETS 46,179,323 79,401,177 2,343,292 2,636,330 1,489,441
NET ASSETS
Beginning of year $ 79,401,177 $ — $ — $ — $ —
End of year $ 125,580,500 $ 79,401,177 $ 2,343,292 $ 2,636,330 $ 1,489,441
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 3,000,001 — — — —
Shares issued 1,850,000 4,475,001 100,001 400,001 75,001
Shares redeemed (375,000) (1,475,000) — (250,000) —
Net increase in capital shares outstanding 1,475,000 3,000,001 100,001 150,001 75,001
Shares outstanding, end of year 4,475,001 3,000,001 100,001 150,001 75,001
(a)
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
commenced operations on September 9, 2024.
(b)
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
commenced operations on October 14, 2025.
(c)
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
commenced operations on October 14, 2025.
(d)
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
commenced operations on October 14, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- JANUARY
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- FEBRUARY
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- MARCH
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment (loss) $ (161,901) $ (76,757) $ (190,587) $ (72,984) $ (175,406) $ (57,536)
Net realized gain 1,510,078 15,597 1,267,898 572,484 1,776,808 —
Change in unrealized appreciation 108,266 792,615 689,194 279,600 1,671 807,942
Net increase in net assets resulting from operations 1,456,443 731,455 1,766,505 779,100 1,603,073 750,406
DISTRIBUTIONS TO SHAREHOLDERS
Distributions — — — — — —
Total distributions
— — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 4,401,239 22,373,673 11,563,636 29,467,312 8,241,657 22,503,281
Cost of shares redeemed (1,847,031) (589,650) (5,675,877) (4,220,686) (1,861,828) —
Net increase in net assets from capital stock transactions 2,554,208 21,784,023 5,887,759 25,246,626 6,379,829 22,503,281
TOTAL INCREASE IN NET ASSETS 4,010,651 22,515,478 7,654,264 26,025,726 7,982,902 23,253,687
NET ASSETS
Beginning of year $ 22,515,478 $ — $ 26,025,726 $ — $ 23,253,687 $ —
End of year $ 26,526,129 $ 22,515,478 $ 33,679,990 $ 26,025,726 $ 31,236,589 $ 23,253,687
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 925,001 — 1,050,001 — 950,001 —
Shares issued 175,000 950,001 450,000 1,225,001 325,000 950,001
Shares redeemed (75,000) (25,000) (225,000) (175,000) (75,000) —
Net increase in capital shares outstanding 100,000 925,001 225,000 1,050,001 250,000 950,001
Shares outstanding, end of year 1,025,001 925,001 1,275,001 1,050,001 1,200,001 950,001
(a)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January commenced operations on January 2, 2025.
(b)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February commenced operations on February 3, 2025.
(c)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March commenced operations on March 3, 2025.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- APRIL
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- MAY
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- JUNE
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
OPERATIONS
Net investment (loss) $ (113,428) $ (32,007) $ (381,459) $ (459,035) $ (92,470) $ (15,685)
Net realized gain 1,117,220 77,635 4,011,046 7,063,969 673,097 242,027
Change in unrealized appreciation/(depreciation) 59,778 490,760 (831,449) (859,580) 100,053 66,519
Net increase in net assets resulting from operations 1,063,570 536,388 2,798,138 5,745,354 680,680 292,861
DISTRIBUTIONS TO SHAREHOLDERS
Distributions — — — — — —
Total distributions
— — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 5,986,467 15,999,620 3,643,286 69,714,344 15,861,200 24,751,271
Cost of shares redeemed (1,952,892) (621,432) (14,236,933) (118,842,963) (2,019,047) (13,152,037)
Net increase (decrease) in net assets from capital stock transactions 4,033,575 15,378,188 (10,593,647) (49,128,619) 13,842,153 11,599,234
TOTAL INCREASE (DECREASE) IN NET ASSETS 5,097,145 15,914,576 (7,795,509) (43,383,265) 14,522,833 11,892,095
NET ASSETS
Beginning of year $ 15,914,576 $ — $ 64,420,048 $ 107,803,313 $ 11,892,095 $ —
End of year $ 21,011,721 $ 15,914,576 $ 56,624,539 $ 64,420,048 $ 26,414,928 $ 11,892,095
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 625,001 — 2,300,001 4,150,001 450,001 —
Shares issued 225,000 650,001 125,000 2,650,000 575,000 950,001
Shares redeemed (75,000) (25,000) (500,000) (4,500,000) (75,000) (500,000)
Net increase (decrease) in capital shares outstanding 150,000 625,001 (375,000) (1,850,000) 500,000 450,001
Shares outstanding, end of year 775,001 625,001 1,925,001 2,300,001 950,001 450,001
(a)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April commenced operations on April 1, 2025.
(b)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June commenced operations on June 2, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- JULY
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- AUGUST
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- SEPTEMBER
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
OPERATIONS
Net investment (loss) $ (281,481) $ (241,577) $ (294,028) $ (270,406) $ (209,013) $ (164,371)
Net realized gain 2,760,030 2,973,171 3,034,165 3,467,359 1,625,601 392,029
Change in unrealized appreciation/(depreciation) 76,997 (337) 88 (2,839) 454,665 1,379,080
Net increase in net assets resulting from operations 2,555,546 2,731,257 2,740,225 3,194,114 1,871,253 1,606,738
DISTRIBUTIONS TO SHAREHOLDERS
Distributions — — — — — —
Total distributions
— — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 5,539,142 20,838,035 9,252,451 47,995,135 6,644,217 29,826,071
Cost of shares redeemed (4,702,224) (10,628,842) (6,789,677) (13,828,866) (2,673,994) (5,090,992)
Net increase in net assets from capital stock transactions 836,918 10,209,193 2,462,774 34,166,269 3,970,223 24,735,079
TOTAL INCREASE IN NET ASSETS 3,392,464 12,940,450 5,202,999 37,360,383 5,841,476 26,341,817
NET ASSETS
Beginning of year $ 43,288,831 $ 30,348,381 $ 37,360,383 $ — $ 26,341,817 $ —
End of year $ 46,681,295 $ 43,288,831 $ 42,563,382 $ 37,360,383 $ 32,183,293 $ 26,341,817
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 1,650,001 1,250,001 1,425,001 — 1,000,001 —
Shares issued 200,000 825,000 350,000 1,975,001 250,000 1,200,001
Shares redeemed (175,000) (425,000) (250,000) (550,000) (100,000) (200,000)
Net increase in capital shares outstanding 25,000 400,000 100,000 1,425,001 150,000 1,000,001
Shares outstanding, end of year 1,675,001 1,650,001 1,525,001 1,425,001 1,150,001 1,000,001
(a)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August commenced operations on August 1, 2024.
(b)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September commenced operations on September 3, 2024.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- OCTOBER
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- NOVEMBER
CALAMOS S&P 500
®
STRUCTURED ALT PROTECTION
ETF
®
- DECEMBER
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment (loss) $ (162,443) $ (119,292) $ (202,095) $ (100,185) $ (312,144) $ (208,290)
Net realized gain 812,018 421,983 1,261,294 178,465 3,912,951 177,827
Change in unrealized appreciation/(depreciation) 737,299 562,461 748,990 799,108 (252,581) 2,046,814
Net increase in net assets resulting from operations 1,386,874 865,152 1,808,189 877,388 3,348,226 2,016,351
DISTRIBUTIONS TO SHAREHOLDERS
Distributions — — — — — —
Total distributions
— — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 9,397,669 30,990,136 16,028,273 23,251,073 3,899,539 55,486,434
Cost of shares redeemed (1,997,782) (14,012,325) (3,338,462) (3,788,756) (17,295,629) (2,417,469)
Net increase (decrease) in net assets from capital stock transactions 7,399,887 16,977,811 12,689,811 19,462,317 (13,396,090) 53,068,965
TOTAL INCREASE (DECREASE) IN NET ASSETS 8,786,761 17,842,963 14,498,000 20,339,705 (10,047,864) 55,085,316
NET ASSETS
Beginning of year $ 17,842,963 $ — $ 20,339,705 $ — $ 55,085,316 $ —
End of year $ 26,629,724 $ 17,842,963 $ 34,837,705 $ 20,339,705 $ 45,037,452 $ 55,085,316
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 675,001 — 775,001 — 2,200,001 —
Shares issued 350,000 1,225,001 600,000 925,001 150,000 2,300,001
Shares redeemed (75,000) (550,000) (125,000) (150,000) (675,000) (100,000)
Net increase (decrease) in capital shares outstanding 275,000 675,001 475,000 775,001 (525,000) 2,200,001
Shares outstanding, end of year 950,001 675,001 1,250,001 775,001 1,675,001 2,200,001
(a)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October commenced operations on October 1, 2024.
(b)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November commenced operations on November 1, 2024.
(c)
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December commenced operations on December 2, 2024.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS NASDAQ-100
®
STRUCTURED ALT PROTECTION
ETF
®
- MARCH
CALAMOS NASDAQ-100
®
STRUCTURED ALT PROTECTION
ETF
®
- JUNE
CALAMOS NASDAQ-100
®
STRUCTURED ALT PROTECTION
ETF
®
- SEPTEMBER
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
OPERATIONS
Net investment (loss) $ (90,673) $ (38,060) $ (241,205) $ (267,112) $ (166,315) $ (210,130)
Net realized gain 1,211,615 — 2,599,622 3,681,818 986,494 2,023,695
Change in unrealized appreciation/(depreciation) (278,868) 655,337 (741,204) 33,551 716,990 527,685
Net increase in net assets resulting from operations 842,074 617,277 1,617,213 3,448,257 1,537,169 2,341,250
DISTRIBUTIONS TO SHAREHOLDERS
Distributions — — — — — —
Total distributions
— — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 3,935,369 15,175,781 16,551,654 50,269,111 3,348,050 50,904,567
Cost of shares redeemed (5,798,516) — (21,598,575) (73,146,270) (7,592,813) (29,348,954)
Net increase (decrease) in net assets from capital stock transactions (1,863,147) 15,175,781 (5,046,921) (22,877,159) (4,244,763) 21,555,613
TOTAL INCREASE (DECREASE) IN NET ASSETS (1,021,073) 15,793,058 (3,429,708) (19,428,902) (2,707,594) 23,896,863
NET ASSETS
Beginning of year $ 15,793,058 $ — $ 45,421,219 $ 64,850,121 $ 23,896,863 $ —
End of year $ 14,771,985 $ 15,793,058 $ 41,991,511 $ 45,421,219 $ 21,189,269 $ 23,896,863
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 625,001 — 1,725,001 2,700,001 900,001 —
Shares issued 150,000 625,001 600,000 1,950,000 125,000 2,050,001
Shares redeemed (225,000) — (800,000) (2,925,000) (275,000) (1,150,000)
Net increase (decrease) in capital shares outstanding (75,000) 625,001 (200,000) (975,000) (150,000) 900,001
Shares outstanding, end of year 550,001 625,001 1,525,001 1,725,001 750,001 900,001
(a)
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March commenced operations on March 3, 2025.
(b)
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September commenced operations on September 3, 2024.

www.calamos.com
See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
CALAMOS NASDAQ-100
®
STRUCTURED ALT PROTECTION
ETF
®
- DECEMBER
CALAMOS RUSSELL 2000
®
STRUCTURED ALT PROTECTION
ETF
®
- JANUARY
CALAMOS RUSSELL 2000
®
STRUCTURED ALT PROTECTION
ETF
®
- APRIL
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(b)
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(c)
OPERATIONS
Net investment (loss) $ (161,226) $ (123,070) $ (356,784) $ (183,481) $ (58,547) $ (13,648)
Net realized gain 1,218,919 1,028,888 5,712,178 265,649 514,717 107,439
Change in unrealized appreciation 399,599 236,206 770,530 794,779 272,661 134,705
Net increase in net assets resulting from operations 1,457,292 1,142,024 6,125,924 876,947 728,831 228,496
DISTRIBUTIONS TO SHAREHOLDERS
Distributions — — — — — —
Total distributions
— — — — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 19,229,173 38,772,816 8,107,706 60,714,488 7,455,156 7,452,867
Cost of shares redeemed (13,563,424) (25,126,452) (37,357,117) (1,880,238) (2,005,341) (642,409)
Net increase (decrease) in net assets from capital stock transactions 5,665,749 13,646,364 (29,249,411) 58,834,250 5,449,815 6,810,458
TOTAL INCREASE (DECREASE) IN NET ASSETS 7,123,041 14,788,388 (23,123,487) 59,711,197 6,178,646 7,038,954
NET ASSETS
Beginning of year $ 14,788,388 $ — $ 59,711,197 $ — $ 7,038,954 $ —
End of year $ 21,911,429 $ 14,788,388 $ 36,587,710 $ 59,711,197 $ 13,217,600 $ 7,038,954
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 575,001 — 2,375,001 — 275,001 —
Shares issued 725,000 1,575,001 300,000 2,450,001 275,000 300,001
Shares redeemed (500,000) (1,000,000) (1,375,000) (75,000) (75,000) (25,000)
Net increase (decrease) in capital shares outstanding 225,000 575,001 (1,075,000) 2,375,001 200,000 275,001
Shares outstanding, end of year 800,001 575,001 1,300,001 2,375,001 475,001 275,001
(a)
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December commenced operations on December 2, 2024.
(b)
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January commenced operations on January 2, 2025.
(c)
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April commenced operations on April 1, 2025.

See accompanying Notes to Financial Statements
Statements of Changes in Net Assets
July 31, 2026
ETF FAMILY OF FUNDS ANNUAL REPORT
CALAMOS RUSSELL 2000
®
STRUCTURED ALT PROTECTION
ETF
®
- JULY
CALAMOS RUSSELL 2000
®
STRUCTURED ALT PROTECTION
ETF
®
- OCTOBER
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
YEAR ENDED
JULY 31,
2026
YEAR ENDED
JULY 31,
2025
(a)
OPERATIONS
Net investment (loss) $ (211,810) $ (358,975) $ (206,014) $ (158,636)
Net realized gain 2,826,818 3,257,378 2,354,890 395,867
Change in unrealized appreciation/(depreciation) (137,059) (1,256,394) 1,379,738 204,802
Net increase in net assets resulting from operations 2,477,949 1,642,009 3,528,614 442,033
DISTRIBUTIONS TO SHAREHOLDERS
Distributions — — — —
Total distributions
— — — —
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold 16,508,090 8,251,637 5,352,894 31,570,700
Cost of shares redeemed (34,581,634) (12,697,587) (10,316,849) (4,385,332)
Net increase (decrease) in net assets from capital stock transactions (18,073,544) (4,445,950) (4,963,955) 27,185,368
TOTAL INCREASE (DECREASE) IN NET ASSETS (15,595,595) (2,803,941) (1,435,341) 27,627,401
NET ASSETS
Beginning of year $ 52,973,178 $ 55,777,119 $ 27,627,401 $ —
End of year $ 37,377,583 $ 52,973,178 $ 26,192,060 $ 27,627,401
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year 2,050,001 2,225,001 1,100,001 —
Shares issued 600,000 325,000 200,000 1,275,001
Shares redeemed (1,300,000) (500,000) (375,000) (175,000)
Net increase (decrease) in capital shares outstanding (700,000) (175,000) (175,000) 1,100,001
Shares outstanding, end of year 1,350,001 2,050,001 925,001 1,100,001
(a)
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October commenced operations on October 1, 2024.

www.calamos.com
Calamos Antetokounmpo Global Sustainable Equities ETF
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY 31,
FEBRUARY 3, 2023•
THROUGH
JULY 31, 2023 2026 2025 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 31.63 $ 29.17 $ 26.59 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.18 0.20 0.27 0.18
Net realized and unrealized gain (loss) 5.65 2.46 2.56 1.41
Total from investment operations 5.83 2.66 2.83 1.59
Less distributions from:
Net investment income (0.20) (0.20) (0.25) —
Total distributions
(b)
(0.20) (0.20) (0.25) —
Net asset value, end of year $ 37.26 $ 31.63 $ 29.17 $ 26.59
TOTAL RETURN
Total return
(c)
18 .55% 9 .13% 10 .74% 6 .36%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .95% 0 .95% 0 .95% 0 .95%
(d)
Net investment income (loss) 0 .51% 0 .67% 1 .02% 1 .47%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 18,781 $ 15,939 $ 11,784 $ 10,743
Portfolio turnover rate
(e) (f)
22% 15% 25% 7%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Autocallable Income ETF
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
JUNE 25, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.50 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.17 0.09
Net realized and unrealized gain (loss) 4.05 1.41
Total from investment operations 4.22 1.50
Less distributions from:
Net investment income (0.19) —
Return of capital (3.73) —
Total distributions
(b)
(3.92) —
Net asset value, end of year $ 26.80 $ 26.50
TOTAL RETURN
Total return
(c)
17 .05% 6 .00%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .74%
(d)
Gross expenses prior to expense reductions 0 .74% 0 .74%
(d)
Net investment income (loss) 0 .62% 3 .53%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 1,184,371 $ 66,254
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Nasdaq
®
Autocallable Income ETF
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
NOVEMBER 20,
2025•
THROUGH
JULY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.05
Net realized and unrealized gain (loss) 3.08
Total from investment operations 3.13
Less distributions from:
Net investment income (0.05)
Return of capital (2.62)
Total distributions
(b)
(2.67)
Net asset value, end of year $ 25.46
TOTAL RETURN
Total return
(c)
12 .90%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .67%
(d)
Gross expenses prior to expense reductions 0 .74%
(d)
Net investment income (loss) 0 .25%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 286,387
Portfolio turnover rate
(e) (f)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Autocallable Growth ETF
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
APRIL 16, 2026•
THROUGH
JULY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.01
Net realized and unrealized gain (loss) 2.47
Total from investment operations 2.48
Net asset value, end of year $ 27.48
TOTAL RETURN
Total return
(b)
9 .92%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .63%
(c)
Gross expenses prior to expense reductions 0 .74%
(c)
Net investment income (loss) 0 .10%
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 105,799
Portfolio turnover rate
(d) (e)
4%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos CEF Income & Arbitrage ETF
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY 31,
JANUARY 16, 2024•
THROUGH
JULY 31, 2024 2026 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 28.50 $ 27.64 $ 25.03
Income from investment operations:
Net investment income (loss)
(a)
2.45 2.31 1.11
Net realized and unrealized gain (loss) 0.87 0.82 2.19
Total from investment operations 3.32 3.13 3.30
Less distributions from:
Net investment income (2.15) (1.74) (0.69)
Net realized gains (0.21) (0.53) —
Total distributions
(b)
(2.36) (2.27) (0.69)
Net asset value, end of year $ 29.46 $ 28.50 $ 27.64
TOTAL RETURN
Total return
(c)
12 .11% 11 .81% 13 .36%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .74%
(d)
0 .74%
(d)
0 .74%
(d) (e)
Net investment income (loss) 8 .43%
(d)
8 .26%
(d)
7 .80%
(d) (e)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 33,878 $ 17,813 $ 13,128
Portfolio turnover rate
(f) (g)
99% 74% 66%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)
Annualized.
(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Convertible Equity Alternative ETF
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY 31,
OCTOBER 4, 2023•
THROUGH
JULY 31, 2024 2026 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 33.45 $ 27.38 $ 24.23
Income from investment operations:
Net investment income (loss)
(a)
(2.49) (2.40) (2.74)
Net realized and unrealized gain (loss) 17.07 8.85 6.21
Total from investment operations 14.58 6.45 3.47
Less distributions from:
Net investment income (0.75) (0.38) (0.32)
Total distributions
(b)
(0.75) (0.38) (0.32)
Net asset value, end of year $ 47.28 $ 33.45 $ 27.38
TOTAL RETURN
Total return
(c)
43 .95% 23 .85% 14 .37%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69% 0 .69%
(d)
Net investment income (loss) ( 5 .75% ) ( 8 .08% ) ( 12 .44% )
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 30,733 $ 13,381 $ 8,214
Portfolio turnover rate
(e) (f)
162% 150% 123%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Nasdaq
®
Equity & Income ETF
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY 31,
FEBRUARY 13, 2024•
THROUGH
JULY 31, 2024 2026 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 29.16 $ 26.14 $ 24.86
Income from investment operations:
Net investment income (loss)
(a)
1.34 1.14 0.56
Net realized and unrealized gain (loss) 0.94 3.40 1.15
Total from investment operations 2.28 4.54 1.71
Less distributions from:
Net investment income (1.32) (1.52) (0.43)
Return of capital (0.05) — —
Total distributions
(b)
(1.37) (1.52) (0.43)
Net asset value, end of year $ 30.07 $ 29.16 $ 26.14
TOTAL RETURN
Total return
(c)
7 .97% 17 .94% 6 .96%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .74% 0 .75% 0 .77%
(d)
Net investment income (loss) 4 .46% 4 .08% 4 .74%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 21,047 $ 26,244 $ 1,307
Portfolio turnover rate
(e) (f)
13% 27% 9%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Bitcoin Structured Alt Protection ETF
®
- January
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
JANUARY 22, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.93 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.46 0.44
Net realized and unrealized gain (loss) (1.88) 0.49
Total from investment operations (1.42) 0.93
Less distributions from:
Net investment income (0.76) —
Total distributions
(b)
(0.76) —
Net asset value, end of year $ 23.75 $ 25.93
TOTAL RETURN
Total return
(c)
( 5 .54% ) 3 .72%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(d)
Net investment income (loss) 1 .83% 3 .33%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 17,815 $ 42,777
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin Structured Alt Protection ETF
®
- April
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
APRIL 7, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.34 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.47 0.24
Net realized and unrealized gain (loss) (1.96) 1.10
Total from investment operations (1.49) 1.34
Less distributions from:
Net investment income (0.58) —
Total distributions
(b)
(0.58) —
Net asset value, end of year $ 24.27 $ 26.34
TOTAL RETURN
Total return
(c)
( 5 .80% ) 5 .36%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(d)
Net investment income (loss) 1 .84% 2 .99%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 4,854 $ 5,268
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Bitcoin Structured Alt Protection ETF
®
- July
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
JULY 8, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.25 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.74 0.05
Net realized and unrealized gain (loss) (1.10) 0.20
Total from investment operations (0.36) 0.25
Less distributions from:
Net investment income (0.34) —
Total distributions
(b)
(0.34) —
Net asset value, end of year $ 24.55 $ 25.25
TOTAL RETURN
Total return
(c)
( 1 .44% ) 1 .00%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(d)
Net investment income (loss) 2 .97% 3 .44%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 4,911 $ 5,050
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin Structured Alt Protection ETF
®
- October
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
OCTOBER 7, 2025•
THROUGH
JULY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.58
Net realized and unrealized gain (loss) (0.87)
Total from investment operations (0.29)
Less distributions from:
Net investment income (0.14)
Total distributions
(b)
(0.14)
Net asset value, end of year $ 24.57
TOTAL RETURN
Total return
(c)
( 1 .16% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
Net investment income (loss) 2 .88%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 6,142
Portfolio turnover rate
(e) (f)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Tax-Aware Collateral ETF
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
APRIL 17, 2026•
THROUGH
JULY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 100.00
Income from investment operations:
Net investment income (loss)
(a)
(0.04)
Net realized and unrealized gain (loss) 1.18
Total from investment operations 1.14
Net asset value, end of year $ 101.14
TOTAL RETURN
Total return
(b)
1 .14%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .14%
(c)
Gross expenses prior to expense reductions 0 .19%
(c)
Net investment income (loss) ( 0 .12% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 1,281,430
Portfolio turnover rate
(d) (e)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
FEBRUARY 4, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 28.37 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.29 0.30
Net realized and unrealized gain (loss) (10.70) 3.07
Total from investment operations (10.41) 3.37
Less distributions from:
Net investment income (0.32) —
Total distributions
(b)
(0.32) —
Net asset value, end of year $ 17.64 $ 28.37
TOTAL RETURN
Total return
(c)
( 36 .96% ) 13 .48%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(d)
Net investment income (loss) 1 .26% 2 .41%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 23,813 $ 48,229
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
APRIL 7, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 31.62 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.24 0.17
Net realized and unrealized gain (loss) (10.84) 6.45
Total from investment operations (10.60) 6.62
Less distributions from:
Net investment income (0.25) —
Total distributions
(b)
(0.25) —
Net asset value, end of year $ 20.77 $ 31.62
TOTAL RETURN
Total return
(c)
( 33 .76% ) 26 .52%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(d)
Net investment income (loss) 0 .96% 1 .83%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 5,194 $ 3,162
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
JULY 8, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.87 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.58 0.04
Net realized and unrealized gain (loss) (6.62) 0.83
Total from investment operations (6.04) 0.87
Less distributions from:
Net investment income (0.32) —
Total distributions
(b)
(0.32) —
Net asset value, end of year $ 19.51 $ 25.87
TOTAL RETURN
Total return
(c)
( 23 .50% ) 3 .48%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(d)
Net investment income (loss) 2 .67% 2 .64%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 4,877 $ 10,347
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
OCTOBER 7, 2025•
THROUGH
JULY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.46
Net realized and unrealized gain (loss) (5.66)
Total from investment operations (5.20)
Less distributions from:
Net investment income (0.05)
Total distributions
(b)
(0.05)
Net asset value, end of year $ 19.75
TOTAL RETURN
Total return
(c)
( 20 .83% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
Net investment income (loss) 2 .73%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 27,651
Portfolio turnover rate
(e) (f)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
FEBRUARY 4, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 27.36 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.28 0.35
Net realized and unrealized gain (loss) (7.13) 2.01
Total from investment operations (6.85) 2.36
Less distributions from:
Net investment income (0.45) —
Total distributions
(b)
(0.45) —
Net asset value, end of year $ 20.06 $ 27.36
TOTAL RETURN
Total return
(c)
( 25 .31% ) 9 .48%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(d)
Net investment income (loss) 1 .20% 2 .86%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 17,049 $ 25,995
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
APRIL 7, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 29.01 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.38 0.21
Net realized and unrealized gain (loss) (7.51) 3.80
Total from investment operations (7.13) 4.01
Less distributions from:
Net investment income (0.53) —
Total distributions
(b)
(0.53) —
Net asset value, end of year $ 21.35 $ 29.01
TOTAL RETURN
Total return
(c)
( 24 .97% ) 16 .04%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(d)
Net investment income (loss) 1 .50% 2 .36%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 4,269 $ 5,801
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
JULY 8, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.45 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.66 0.05
Net realized and unrealized gain (loss) (3.77) 0.40
Total from investment operations (3.11) 0.45
Less distributions from:
Net investment income (0.32) —
Total distributions
(b)
(0.32) —
Net asset value, end of year $ 22.02 $ 25.45
TOTAL RETURN
Total return
(c)
( 12 .30% ) 1 .80%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(d)
Net investment income (loss) 2 .81% 3 .03%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 5,505 $ 5,090
Portfolio turnover rate
(e) (f)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
OCTOBER 7, 2025•
THROUGH
JULY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.52
Net realized and unrealized gain (loss) (3.27)
Total from investment operations (2.75)
Less distributions from:
Net investment income (0.12)
Total distributions
(b)
(0.12)
Net asset value, end of year $ 22.13
TOTAL RETURN
Total return
(c)
( 11 .03% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69%
(d)
Net investment income (loss) 2 .82%
(d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 9,958
Portfolio turnover rate
(e) (f)
0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

www.calamos.com
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
SEPTEMBER 9,
2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.47 $ 24.92
Income from investment operations:
Net investment income (loss)
(a)
(0.03) (0.02)
Net realized and unrealized gain (loss) 1.62 1.57
Total from investment operations 1.59 1.55
Net asset value, end of year $ 28.06 $ 26.47
TOTAL RETURN
Total return
(b)
6 .01% 6 .22%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .10%
(c)
0 .10%
(c) (d)
Net investment income (loss) ( 0 .10% )
(c)
( 0 .07% )
(c) (d)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 125,581 $ 79,401
Portfolio turnover rate
(e) (f)
0% 18%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(d)
Annualized.
(e)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
OCTOBER 14, 2025•
THROUGH
JULY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.35
Net realized and unrealized gain (loss) (1.49)
Total from investment operations (1.14)
Less distributions from:
Net investment income (0.43)
Total distributions
(b)
(0.43)
Net asset value, end of year $ 23.43
TOTAL RETURN
Total return
(c)
( 4 .60% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .10%
(d) (e)
Net investment income (loss) 1 .86%
(d) (e)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 2,343
Portfolio turnover rate
(f) (g)
2%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)
Not annualized.

www.calamos.com
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
OCTOBER 14, 2025•
THROUGH
JULY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.05
Net realized and unrealized gain (loss) (7.27)
Total from investment operations (7.22)
Less distributions from:
Net investment income (0.20)
Total distributions
(b)
(0.20)
Net asset value, end of year $ 17.58
TOTAL RETURN
Total return
(c)
( 29 .00% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .10%
(d) (e)
Net investment income (loss) 0 .35%
(d) (e)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 2,636
Portfolio turnover rate
(f) (g)
164%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
OCTOBER 14, 2025•
THROUGH
JULY 31, 2026
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
0.32
Net realized and unrealized gain (loss) (5.14)
Total from investment operations (4.82)
Less distributions from:
Net investment income (0.32)
Total distributions
(b)
(0.32)
Net asset value, end of year $ 19.86
TOTAL RETURN
Total return
(c)
( 19 .43% )
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .10%
(d) (e)
Net investment income (loss) 1 .87%
(d) (e)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 1,489
Portfolio turnover rate
(f) (g)
5%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Distribution for annual periods determined in accordance with federal income tax regulations.
(c)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(d)
Annualized.
(e)
The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
JANUARY 2, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 24.34 $ 23.46
Income from investment operations:
Net investment income (loss)
(a)
(0.17) (0.09)
Net realized and unrealized gain (loss) 1.71 0.97
Total from investment operations 1.54 0.88
Net asset value, end of year $ 25.88 $ 24.34
TOTAL RETURN
Total return
(b)
6 .33% 3 .75%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .68% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 26,526 $ 22,515
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
FEBRUARY 3, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 24.79 $ 24.09
Income from investment operations:
Net investment income (loss)
(a)
(0.17) (0.08)
Net realized and unrealized gain (loss) 1.80 0.78
Total from investment operations 1.63 0.70
Net asset value, end of year $ 26.42 $ 24.79
TOTAL RETURN
Total return
(b)
6 .58% 2 .91%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 33,680 $ 26,026
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
MARCH 3, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 24.48 $ 23.78
Income from investment operations:
Net investment income (loss)
(a)
(0.17) (0.07)
Net realized and unrealized gain (loss) 1.72 0.77
Total from investment operations 1.55 0.70
Net asset value, end of year $ 26.03 $ 24.48
TOTAL RETURN
Total return
(b)
6 .33% 2 .94%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .68% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 31,237 $ 23,254
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
APRIL 1, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.46 $ 24.64
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.06)
Net realized and unrealized gain (loss) 1.83 0.88
Total from investment operations 1.65 0.82
Net asset value, end of year $ 27.11 $ 25.46
TOTAL RETURN
Total return
(b)
6 .48% 3 .33%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .68% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 21,012 $ 15,915
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY 31,
MAY 1, 2024•
THROUGH
JULY 31, 2024 2026 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 28.01 $ 25.98 $ 25.00
Income from investment operations:
Net investment income (loss)
(a)
(0.19) (0.18) (0.04)
Net realized and unrealized gain (loss) 1.60 2.21 1.02
Total from investment operations 1.41 2.03 0.98
Net asset value, end of year $ 29.42 $ 28.01 $ 25.98
TOTAL RETURN
Total return
(b)
5 .00% 7 .81% 3 .92%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .67% ) ( 0 .65% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 56,625 $ 64,420 $ 107,803
Portfolio turnover rate
(d) (e)
0% 0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
JUNE 2, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.43 $ 25.94
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.03)
Net realized and unrealized gain (loss) 1.56 0.52
Total from investment operations 1.38 0.49
Net asset value, end of year $ 27.81 $ 26.43
TOTAL RETURN
Total return
(b)
5 .18% 1 .89%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .66% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 26,415 $ 11,892
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY 31,
JULY 1, 2024•
THROUGH
JULY 31, 2024 2026 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.24 $ 24.28 $ 23.96
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.17) (0.01)
Net realized and unrealized gain (loss) 1.81 2.13 0.33
Total from investment operations 1.63 1.96 0.32
Net asset value, end of year $ 27.87 $ 26.24 $ 24.28
TOTAL RETURN
Total return
(b)
6 .25% 8 .03% 1 .34%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .68% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 46,681 $ 43,289 $ 30,348
Portfolio turnover rate
(d) (e)
0% 0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
AUGUST 1, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.22 $ 24.25
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.17)
Net realized and unrealized gain (loss) 1.87 2.14
Total from investment operations 1.69 1.97
Net asset value, end of year $ 27.91 $ 26.22
TOTAL RETURN
Total return
(b)
6 .45% 8 .12%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 42,563 $ 37,360
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
SEPTEMBER 3,
2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.34 $ 24.81
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.16)
Net realized and unrealized gain (loss) 1.83 1.69
Total from investment operations 1.65 1.53
Net asset value, end of year $ 27.99 $ 26.34
TOTAL RETURN
Total return
(b)
6 .26% 6 .17%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 32,183 $ 26,342
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
OCTOBER 1, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.43 $ 25.26
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.15)
Net realized and unrealized gain (loss) 1.78 1.32
Total from investment operations 1.60 1.17
Net asset value, end of year $ 28.03 $ 26.43
TOTAL RETURN
Total return
(b)
6 .05% 4 .63%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 26,630 $ 17,843
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
NOVEMBER 1, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.24 $ 25.03
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.13)
Net realized and unrealized gain (loss) 1.81 1.34
Total from investment operations 1.63 1.21
Net asset value, end of year $ 27.87 $ 26.24
TOTAL RETURN
Total return
(b)
6 .21% 4 .83%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 34,838 $ 20,340
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
DECEMBER 2, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.04 $ 24.12
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.11)
Net realized and unrealized gain (loss) 2.03 1.03
Total from investment operations 1.85 0.92
Net asset value, end of year $ 26.89 $ 25.04
TOTAL RETURN
Total return
(b)
7 .39% 3 .81%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .68% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 45,037 $ 55,085
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
MARCH 3, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.27 $ 24.41
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.07)
Net realized and unrealized gain (loss) 1.77 0.93
Total from investment operations 1.59 0.86
Net asset value, end of year $ 26.86 $ 25.27
TOTAL RETURN
Total return
(b)
6 .29% 3 .52%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 14,772 $ 15,793
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Nasdaq-100
®
 Structured Alt Protection ETF
®
- June
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY 31,
JUNE 3, 2024•
THROUGH
JULY 31, 2024 2026 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.33 $ 24.02 $ 23.57
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.17) (0.03)
Net realized and unrealized gain (loss) 1.39 2.48 0.48
Total from investment operations 1.21 2.31 0.45
Net asset value, end of year $ 27.54 $ 26.33 $ 24.02
TOTAL RETURN
Total return
(b)
4 .56% 9 .62% 1 .91%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .66% ) ( 0 .65% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 41,992 $ 45,421 $ 64,850
Portfolio turnover rate
(d) (e)
0% 0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
SEPTEMBER 3,
2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 26.55 $ 24.78
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.16)
Net realized and unrealized gain (loss) 1.88 1.93
Total from investment operations 1.70 1.77
Net asset value, end of year $ 28.25 $ 26.55
TOTAL RETURN
Total return
(b)
6 .40% 7 .14%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 21,189 $ 23,897
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
DECEMBER 2, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.72 $ 24.49
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.11)
Net realized and unrealized gain (loss) 1.85 1.34
Total from investment operations 1.67 1.23
Net asset value, end of year $ 27.39 $ 25.72
TOTAL RETURN
Total return
(b)
6 .49% 5 .02%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 21,911 $ 14,788
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
JANUARY 2, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.14 $ 24.76
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.10)
Net realized and unrealized gain (loss) 3.18 0.48
Total from investment operations 3.00 0.38
Net asset value, end of year $ 28.14 $ 25.14
TOTAL RETURN
Total return
(b)
11 .93% 1 .53%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .68% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 36,588 $ 59,711
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
APRIL 1, 2025•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.60 $ 24.76
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.06)
Net realized and unrealized gain (loss) 2.41 0.90
Total from investment operations 2.23 0.84
Net asset value, end of year $ 27.83 $ 25.60
TOTAL RETURN
Total return
(b)
8 .71% 3 .39%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .68% ) ( 0 .69% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 13,218 $ 7,039
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

www.calamos.com
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY 31,
JULY 1, 2024•
THROUGH
JULY 31, 2024 2026 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.84 $ 25.07 $ 24.36
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.17) (0.01)
Net realized and unrealized gain (loss) 2.03 0.94 0.72
Total from investment operations 1.85 0.77 0.71
Net asset value, end of year $ 27.69 $ 25.84 $ 25.07
TOTAL RETURN
Total return
(b)
7 .16% 3 .07% 2 .91%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .67% ) ( 0 .69% ) ( 0 .68% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 37,378 $ 52,973 $ 55,777
Portfolio turnover rate
(d) (e)
0% 0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October
Financial Highlights
Selected data for a share outstanding throughout each year were as follows:
YEAR ENDED JULY
31,
2026
OCTOBER 1, 2024•
THROUGH
JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year $ 25.12 $ 24.75
Income from investment operations:
Net investment income (loss)
(a)
(0.18) (0.14)
Net realized and unrealized gain (loss) 3.38 0.51
Total from investment operations 3.20 0.37
Net asset value, end of year $ 28.32 $ 25.12
TOTAL RETURN
Total return
(b)
12 .74% 1 .49%
RATIOS TO AVERAGE NET ASSETS
Net expenses 0 .69% 0 .69%
(c)
Net investment income (loss) ( 0 .68% ) ( 0 .69% )
(c)
SUPPLEMENTAL DATA
Net assets , end of year (000) $ 26,192 $ 27,627
Portfolio turnover rate
(d) (e)
0% 0%
•
Commencement of operations.
(a)
Net investment income (loss) allocated based on average shares method.
(b)
Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)
Annualized.
(d)
Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)
Not annualized.

Calamos Antetokounmpo Global Sustainable Equities ETF
Schedule of Investments July 31, 2026

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.6%)
Communication Services (7.5%)
3,317 Alphabet, Inc. - Class A $ 1,181,283
1,130 Netflix, Inc.# 81,033
546,135 KES Safaricom PLC 154,710
1,417,026
Consumer Discretionary (10.1%)
1,087 EUR Amadeus IT Group SA 66,860
1,953 Amazon.com, Inc.# 530,396
409 Booking Holdings, Inc. 78,896
11,675 HKD BYD Co. Ltd. - Class H 140,161
2,570 Chipotle Mexican Grill, Inc.# 95,656
2,268 EUR Cie Generale des Etablissements
Michelin SCA 91,459
1,074 KRW Coway Co. Ltd. 68,928
5,653 GBP Greggs PLC 143,234
387 Home Depot, Inc. 128,469
1,786 EUR Industria de Diseno Textil SA 116,240
41 MercadoLibre, Inc.# 76,996
6,563 Sony Group Corp. (ADR) 152,655
1,354 TJX Cos., Inc. 213,038
1,902,988
Consumer Staples (4.4%)
1,199 Colgate-Palmolive Co. 109,469
90 Costco Wholesale Corp. 85,670
3,197 Darling Ingredients, Inc.# 193,866
5,292 EUR Jeronimo Martins SGPS SA 105,939
1,393 EUR Kerry Group PLC - Class A 133,005
202 EUR L'Oreal SA 90,134
1,026 Walmart, Inc. 114,091
832,174
Financials (14.0%)
90 EUR Adyen NV#* 91,008
17,868 HKD AIA Group Ltd. 180,562
292 American Express Co. 98,185
14,024 GBP Aviva PLC 131,058
1,398 Bank of New York Mellon Corp. 218,549
4,252 NOK DNB Bank ASA 136,836
25,177 EUR Eurobank SA 129,196
11,490 MXN Grupo Financiero Banorte SAB de
CV - Class O 132,444
6,444 HDFC Bank Ltd. (ADR) 154,205
1,959 HKD Hong Kong Exchanges & Clearing
Ltd. 102,067
716 Intercontinental Exchange, Inc. 109,176
13,075 Itau Unibanco Holding SA (ADR) 110,614
617 Jack Henry & Associates, Inc. 95,043
1,010 EUR KBC Group NV 145,177
248 S&P Global, Inc. 102,159
2,798 JPY Tokio Marine Holdings, Inc. 142,692
636 Travelers Cos., Inc. 238,093
NUMBER OF
SHARES b b VALUE b
841 Visa, Inc. - Class A $ 307,915
2,624,979
Health Care (9.1%)
102 Argenx SE (ADR)# 87,090
586 GBP AstraZeneca PLC 99,765
6,222 JPY Daiichi Sankyo Co. Ltd. 100,405
928 Edwards Lifesciences Corp.# 79,873
118 Eli Lilly & Co. 135,563
357 EUR EssilorLuxottica SA 67,535
1,292 GE HealthCare Technologies, Inc. 87,882
791 Gilead Sciences, Inc. 102,996
25,307 GBP Haleon PLC 123,913
247 IDEXX Laboratories, Inc.# 138,090
175 CHF Lonza Group AG 121,696
986 Merck & Co., Inc. 128,377
276 CHF Roche Holding AG 120,717
244 Thermo Fisher Scientific, Inc. 140,129
820 Veeva Systems, Inc. - Class A# 167,100
1,701,131
Industrials (16.7%)
4,242 SEK Atlas Copco AB - Class A 89,587
1,585 Canadian Pacific Kansas City Ltd. 140,891
106 Caterpillar, Inc. 86,370
1,126 EUR Cie de Saint-Gobain SA 105,538
443 Cintas Corp. 90,651
1,500 HKD Contemporary Amperex Technology
Co. Ltd. - Class H 119,064
2,500 JPY Daifuku Co. Ltd. 94,010
213 Deere & Co. 126,239
331 Eaton Corp. PLC 137,431
3,104 SEK Epiroc AB - Class A 79,570
373 Ferguson Enterprises, Inc. 87,405
86 GE Vernova, Inc. 85,165
5,368 JPY Hitachi Ltd. 177,702
414 Howmet Aerospace, Inc. 116,856
825 Nextpower, Inc. - Class A# 74,143
595 nVent Electric PLC 91,529
550 Old Dominion Freight Line, Inc. 116,677
1,129 Otis Worldwide Corp. 81,232
236 Quanta Services, Inc. 157,497
2,419 GBP RELX PLC 84,994
219 Rockwell Automation, Inc. 105,137
434 EUR Schneider Electric SE 144,935
462 EUR Siemens AG 150,583
300 JPY SMC Corp. 132,893
4,300 CNY Sungrow Power Supply Co. Ltd. -
Class A 65,874
266 Trane Technologies PLC 121,017
944 Veralto Corp. 88,896
282 Verisk Analytics, Inc. 54,948
572 Waste Management, Inc. 129,587
3,136,421

See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Antetokounmpo Global Sustainable Equities ETF
Schedule of Investments July 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Information Technology (30.0%)
1,271 Amphenol Corp. - Class A $ 204,250
2,315 Apple, Inc. 715,127
644 Applied Materials, Inc. 326,939
638 Arista Networks, Inc.# 115,063
123 EUR ASML Holding NV 203,423
3,222 Bentley Systems, Inc. - Class B 114,188
932 Broadcom, Inc. 362,809
248 Cadence Design Systems, Inc.# 84,325
1,824 GBP Halma PLC 86,778
3,280 EUR Infineon Technologies AG 233,256
300 JPY Keyence Corp. 153,012
1,555 Microsoft Corp. 722,640
302 Motorola Solutions, Inc. 131,596
901 EUR Nemetschek SE 60,313
4,089 NVIDIA Corp. 820,867
371 Palo Alto Networks, Inc.# 123,109
510 EUR SAP SE 92,733
315 KRW SK Hynix, Inc. 379,582
1,548 Taiwan Semiconductor
Manufacturing Co. Ltd. (ADR) 625,779
312 Texas Instruments, Inc. 86,031
5,641,820
Materials (4.1%)
495 EUR Air Liquide SA 97,449
708 EUR DSM-Firmenich AG 76,238
481 Ecolab, Inc. 133,540
16,882 BRL Klabin SA 60,779
282 Linde PLC 134,903
1,282 DKK Novonesis Novozymes B - Class B 83,462
244 Sherwin-Williams Co. 83,167
459 CHF Sika AG 103,246
772,784
Real Estate (1.4%)
401 American Tower Corp. 69,517
4,063 AUD Goodman Group 85,110
686 Prologis, Inc. 99,203
253,830
Utilities (2.3%)
5,888 EUR Iberdrola SA 140,208
6,802 GBP National Grid PLC 109,092
19,209 INR Power Grid Corp. of India Ltd. 57,215
3,015 EUR Veolia Environnement SA 119,844
426,359
TOTAL COMMON STOCKS
(Cost $13,494,253)
18,709,512
TOTAL INVESTMENTS (99.6%)
(Cost $13,494,253)
18,709,512
OTHER ASSETS, LESS LIABILITIES (0.4%)
71,934
NET ASSETS (100.0%) $ 18,781,446
# Non-income producing security.
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
FOREIGN CURRENCY ABBREVIATIONS
AUD Australian Dollar
BRL Brazilian Real
CHF Swiss Franc
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KES Kenyan Shilling
MXN Mexican Peso
NOK Norwegian Krone
SEK Swedish Krona
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars.
COUNTRY EXPOSURE
July 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 11,428,613 61.1%
Japan 953,370 5.1%
All other countries less than 5% $ 6,327,529 33.8%
Total Investments $18,709,512 100.0%
Country exposure may vary over time.

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Antetokounmpo Global Sustainable Equities ETF
Schedule of Investments July 31, 2026
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 120 $ 18,709,512 $ — $ — $ 18,709,512
Total $ 18,709,512 $ — $ — $ 18,709,512

Calamos Autocallable Income ETF
Schedule of Investments July 31, 2026

See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year-to-date period August 1,
2025 through July 31, 2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (13.6%)
Other (13.6%)
163,284,000 U.S. Treasury Bills~
3.886%, 01/07/27
(Cost $160,577,699) $ 160,599,441
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUND (79.3%)
Domestic Alternative (79.3%)
9,287,631
Calamos Tax-Aware Collateral ETF
(Cost $930,785,042) 939,490,314
TOTAL INVESTMENTS (92.9%)
(Cost $1,091,362,741)
1,100,089,755
OTHER ASSETS, LESS LIABILITIES (7.1%)
84,281,481
NET ASSETS (100.0%) $ 1,184,371,236
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for swaps. The aggregate value of such securities is $67,738,591.
ABBREVIATION
SOFR Secured Overnight Financing Rate
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Tax-Aware Collateral ETF $ — $ 933,426,102 ( $ 2,649,592 ) $ — $ 8,532 $ 8,705,272 $ 939,490,314
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND RECEIVES)
FLOATING RATE
(FUND PAYS)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY NOTIONAL AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPMorgan Chase
Bank N.A.
MerQube U.S.
Large-Cap Vol
Advantage
Autocallable
Index
Equity returns
on 1,272,244
shares of MerQube
U.S. Large-Cap
Vol Advantage
Autocallable Index
1 mo. SOFR
Plus 0.100% 08/31/26 Annual $1,082,772,314 — $ 65,113,992 $ 65,113,992
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 160,599,441 $ — $ 160,599,441
Exchange-Traded Fund 1 939,490,314 — — 939,490,314
Total Return Swaps – — 65,113,992 — 65,113,992
Total $ 939,490,314 $ 225,713,433 $ — $ 1,165,203,747

Calamos Nasdaq
®
Autocallable Income ETF
Schedule of Investments July 31, 2026
83
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year-to-date period November 20,
2025 (commencement of operations) through July 31, 2026 are as follows:
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (14.8%)
Other (14.8%)
43,199,000 U.S. Treasury Bills~
3.886%, 01/07/27
(Cost $42,483,106) $ 42,488,764
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUND (81.1%)
Domestic Alternative (81.1%)
2,294,896
Calamos Tax-Aware Collateral ETF
(Cost $230,217,745) 232,140,205
TOTAL INVESTMENTS (95.9%)
(Cost $272,700,851)
274,628,969
OTHER ASSETS, LESS LIABILITIES (4.1%)
11,757,769
NET ASSETS (100.0%) $ 286,386,738
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for swaps. The aggregate value of such securities is $27,106,688.
ABBREVIATION
SOFR Secured Overnight Financing Rate
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Tax-Aware Collateral ETF $ — $ 230,217,745 $ — $ — $ — $ 1,922,460 $ 232,140,205
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND RECEIVES)
FLOATING RATE
(FUND PAYS)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY NOTIONAL AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPMorgan Chase
Bank N.A.
MerQube
Nasdaq-100®
Vol Advantage
Autocallable
Index
Equity returns on
126,089 shares
of MerQube
Nasdaq-100®
Vol Advantage
Autocallable Index
1 mo. SOFR
Plus 0.100% 12/31/26 Annual $270,909,759 — $ 7,747,268 $ 7,747,268

See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Nasdaq
®
Autocallable Income ETF
Schedule of Investments July 31, 2026
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 42,488,764 $ — $ 42,488,764
Exchange-Traded Fund 1 232,140,205 — — 232,140,205
Total Return Swaps – — 7,747,268 — 7,747,268
Total $ 232,140,205 $ 50,236,032 $ — $ 282,376,237

Calamos Autocallable Growth ETF
Schedule of Investments July 31, 2026

www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year-to-date period April 16,
2026 through July 31, 2026 are as follows:
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (17.3%)
Other (17.3%)
18,677,000 U.S. Treasury Bills~
3.890%, 01/07/27
(Cost $18,367,152) $ 18,369,931
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUND (81.0%)
Domestic Alternative (81.0%)
846,937
Calamos Tax-Aware Collateral ETF
(Cost $85,214,097) 85,671,912
TOTAL INVESTMENTS (98.3%)
(Cost $103,581,249)
104,041,843
OTHER ASSETS, LESS LIABILITIES (1.7%)
1,757,373
NET ASSETS (100.0%) $ 105,799,216
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for swaps. The aggregate value of such securities is $15,854,872.
ABBREVIATION
SOFR Secured Overnight Financing Rate
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Tax-Aware Collateral ETF $ — $ 86,832,001 ( $ 1,628,124 ) $ — $ 10,220 $ 457,815 $ 85,671,912
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND PAYS)
FLOATING RATE
(FUND RECEIVES)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY NOTIONAL AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPMorgan Chase
Bank N.A.
MerQube US
Large Cap Vol
Advantage
Autocallable
Growth Index
Equity returns on
50,466 shares of
MerQube US Large
Cap Vol Advantage
Autocallable
Growth Index
1 mo. SOFR
Plus 0.100% 05/28/27 Annual $104,278,425 — $ 953,904 $ 953,904

See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Autocallable Growth ETF
Schedule of Investments July 31, 2026
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 18,369,931 $ — $ 18,369,931
Exchange-Traded Fund 1 85,671,912 — — 85,671,912
Total Return Swaps – — 953,904 — 953,904
Total $ 85,671,912 $ 19,323,835 $ — $ 104,995,747

Calamos CEF Income & Arbitrage ETF
Schedule of Investments July 31, 2026

www.calamos.com
See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
CLOSED-END FUNDS (89.5%)
Convertible (1.4%)
39,038 Advent Convertible & Income Fund $ 483,290
Covered Call (13.8%)
70,889
BlackRock Enhanced Equity
Dividend Trust 693,295
148,178
BlackRock Enhanced International
Dividend Trust 856,469
146,831
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 1,396,363
11,352
Eaton Vance Tax-Managed Buy-
Write Opportunities Fund 166,420
47,011
Eaton Vance Tax-Managed
Diversified Equity Income Fund 676,958
47,169
Nuveen S&P 500 Dynamic
Overwrite Fund 870,268
4,659,773
Equity-Sector (14.2%)
43,823 Adams Natural Resources Fund, Inc. 1,178,400
64,937
BlackRock Health Sciences Term
Trust 1,005,225
7,477
BlackRock Science & Technology
Trust 345,886
18,684
Cohen & Steers Infrastructure
Fund, Inc. 519,228
103,825
GAMCO Global Gold Natural
Resources & Income Trust 508,743
23,221
Neuberger Next Generation
Connectivity Fund, Inc. 342,742
36,539
Virtus Artificial Intelligence &
Technology Opportunities Fund 921,514
4,821,738
Global Allocation (8.1%)
12,041
Eaton Vance Tax-Advantaged
Global Dividend Opportunities Fund 372,187
81,983
Highland Opportunities & Income
Fund 616,512
56,853 LMP Capital & Income Fund, Inc. 880,085
63,430 Nuveen Multi-Asset Income Fund 887,386
2,756,170
High Yield Bond (6.0%)
52,764
Allspring Income Opportunities
Fund 332,413
72,448 Allspring Multi-Sector Income Fund 660,001
71,421
BNY Mellon High Yield Strategies
Fund 167,840
68,305
Credit Suisse Asset Management
Income Fund, Inc. 166,664
141,501 FS Credit Opportunities Corp. 700,430
2,027,348
Master Limited Partnership (7.0%)
17,848
ClearBridge Energy Midstream
Opportunity Fund, Inc. 921,314
34,170
Kayne Anderson Energy
Infrastructure Fund 499,565
NUMBER OF
SHARES b b VALUE b
41,732
Neuberger Energy Infrastructure &
Income Fund, Inc. $ 436,517
12,046 Tortoise Energy Infrastructure Corp. 516,532
2,373,928
Municipal Bond (1.8%)
20,675
Nuveen Taxable Municipal Income
Fund 314,467
42,582 PIMCO Municipal Income Fund II 310,848
625,315
Preferred (5.9%)
42,039
Flaherty & Crumrine Preferred &
Income Fund 475,881
41,904
Flaherty & Crumrine Preferred &
Income Securities Fund 675,912
64,319
John Hancock Premium Dividend
Fund 829,715
1,981,508
Real Estate Investment Trust (2.5%)
278,760
Neuberger Real Estate Securities
Income Fund, Inc. 841,855
Senior Loan (3.0%)
47,130
Blackstone Long-Short Credit
Income Fund 505,234
14,937
Blackstone Strategic Credit 2027
Term Fund 166,846
44,262 Nuveen Floating Rate Income Fund 341,260
1,013,340
U.S. Allocation (7.5%)
69,135 Bexil Investment Trust 1,182,969
52,448
Virtus Equity & Convertible Income
Fund 1,361,026
2,543,995
U.S. Investment Grade (2.2%)
34,207
Eaton Vance Short Duration
Diversified Income Fund 359,516
38,160 Western Asset Premier Bond Fund 398,390
757,906
U.S. Stock (4.8%)
85,953 Liberty All Star Growth Fund, Inc. 441,798
23,881 Royce Micro-Cap Trust, Inc. 325,259
18,819 Royce Small-Cap Trust, Inc. 340,436
27,031 SRH Total Return Fund, Inc. 500,885
1,608,378
World Bond (5.1%)
119,038
Morgan Stanley Emerging Markets
Debt Fund, Inc. 861,835
57,128 PGIM Global High Yield Fund, Inc. 666,112
30,929
Templeton Emerging Markets
Income Fund 205,369
1,733,316

See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos CEF Income & Arbitrage ETF
Schedule of Investments July 31, 2026
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
SHARES b b VALUE b
World Stock (6.2%)
29,951 Aberdeen India Fund, Inc. $ 350,726
14,643
Eaton Vance Tax-Advantaged
Global Dividend Income Fund 345,721
15,561 European Equity Fund, Inc. 171,482
16,102 Mexico Fund, Inc. 350,380
NUMBER OF
SHARES b b VALUE b
41,110 Templeton Emerging Markets Fund $ 871,121
2,089,430
TOTAL CLOSED-END FUNDS
(Cost $28,663,685)
30,317,290
TOTAL INVESTMENTS (89.5%)
(Cost $28,663,685)
30,317,290
OTHER ASSETS, LESS LIABILITIES (10.5%)
3,560,995
NET ASSETS (100.0%) $ 33,878,285
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Closed-End Funds 52 $ 30,317,290 $ — $ — $ 30,317,290
Total $ 30,317,290 $ — $ — $ 30,317,290

Calamos Convertible Equity Alternative ETF
Schedule of Investments July 31, 2026

www.calamos.com
See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (59.8%)
Communication Services (2.3%)
101,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 $ 127,685
213,000 Live Nation Entertainment, Inc.
3.125%, 01/15/29 362,714
55,000 Sphere Entertainment Co.
3.500%, 12/01/28 224,358
714,757
Consumer Discretionary (3.6%)
123,000 Cheesecake Factory, Inc.
2.000%, 03/15/30 187,963
61,000 Chefs' Warehouse, Inc.
2.375%, 12/15/28 162,192
238,000 Liberty Live Holdings, Inc.*
2.375%, 09/30/53 420,289
55,000 Patrick Industries, Inc.
1.750%, 12/01/28 77,175
75,000 Peloton Interactive, Inc.
5.500%, 12/01/29 127,711
90,000 Stride, Inc.
1.125%, 09/01/27 142,241
1,117,571
Consumer Staples (0.4%)
88,000 Oscar Health, Inc.*
2.250%, 09/01/30 136,461
Energy (1.0%)
74,000 Sable Offshore Corp.
6.500%, 07/01/31 111,090
55,000 Transocean International Ltd.
4.625%, 09/30/29 92,391
75,000 World Kinect Corp.
3.250%, 07/01/28 111,768
315,249
Financials (2.2%)
75,000 COPT Defense Properties LP*
5.250%, 09/15/28 98,818
87,000 HAT Holdings I LLC/HAT Holdings
II LLC*
3.750%, 08/15/28 126,921
85,000 Pebblebrook Hotel Trust*
1.625%, 01/15/30 112,406
184,000 SoFi Technologies, Inc.*
1.250%, 03/15/29 342,669
680,814
Health Care (4.9%)
Bridgebio Pharma, Inc.
117,000 2.500%, 03/15/27 221,876
122,000 1.750%, 03/01/31 217,109
Guardant Health, Inc.
128,000 1.250%, 02/15/31 344,902
86,000 0.000%, 05/15/33* 132,323
PRINCIPAL
AMOUNT a a VALUE a
100,000 Halozyme Therapeutics, Inc.
1.000%, 08/15/28 $ 152,278
86,000 Hims & Hers Health, Inc.*
0.000%, 06/01/32 103,267
123,000 Lantheus Holdings, Inc.
2.625%, 12/15/27 161,396
98,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 156,115
1,489,266
Industrials (1.9%)
Granite Construction, Inc.
52,000 3.750%, 05/15/28 154,920
80,000 3.250%, 06/15/30 130,508
98,000 Planet Labs PBC*
0.500%, 10/15/30 191,606
53,000 Xometry, Inc.
0.750%, 06/15/30 106,742
583,776
Information Technology (30.3%)
368,000 Akamai Technologies, Inc.
0.250%, 05/15/33 526,807
96,000 Applied Digital Corp.
2.750%, 06/01/30 286,959
139,000 Avnet, Inc.*
1.750%, 09/01/30 194,676
277,000 Cipher Digital, Inc.*
0.000%, 10/01/31 458,089
243,000 Cloudflare, Inc.
0.000%, 08/15/26 347,721
61,000 Cohu, Inc.*
1.500%, 01/15/31 119,490
98,000 Core Scientific, Inc.*
3.000%, 09/01/29 201,370
266,000 CyberArk Software Ltd.
0.000%, 06/15/30 435,958
81,000 InterDigital, Inc.
3.500%, 06/01/27 320,312
269,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 1,049,049
73,000 MACOM Technology Solutions
Holdings, Inc.
0.000%, 12/15/29 118,651
298,000 MKS, Inc.^
1.250%, 06/01/30 611,493
171,000 ON Semiconductor Corp.
0.000%, 05/01/27 272,465
74,000 OSI Systems, Inc.
2.250%, 08/01/29 99,718
127,000 Riot Platforms, Inc.^
0.750%, 01/15/30 201,038
86,000 Semtech Corp.*
0.000%, 10/15/30 127,320
Snowflake, Inc.
245,000 0.000%, 10/01/27 463,741
245,000 0.000%, 10/01/29 485,507
62,000 Synaptics, Inc.
0.750%, 12/01/31 82,918

See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Convertible Equity Alternative ETF
Schedule of Investments July 31, 2026
PRINCIPAL
AMOUNT a a VALUE a
Terawulf, Inc.*
107,000 2.750%, 02/01/30 $ 243,284
213,000 1.000%, 09/01/31 350,617
53,000 Viavi Solutions, Inc.*
0.625%, 03/01/31 149,462
149,000 Western Digital Corp.
3.000%, 11/15/28 2,150,995
9,297,640
Materials (1.8%)
86,000 Centrus Energy Corp.
2.250%, 11/01/30 178,043
185,000 MP Materials Corp.*
3.000%, 03/01/30 377,604
555,647
Real Estate (2.8%)
Welltower OP LLC*
220,000 3.125%, 07/15/29 407,403
180,000 2.750%, 05/15/28 441,115
848,518
Utilities (8.6%)
203,000 CenterPoint Energy, Inc.
4.250%, 08/15/26 238,251
247,000 Evergy, Inc.
4.500%, 12/15/27 337,936
FirstEnergy Corp.
245,000 3.875%, 01/15/31 274,265
288,000 3.625%, 01/15/29 317,425
215,000 NextEra Energy Capital Holdings,
Inc.
3.000%, 03/01/27 279,702
112,000 Pinnacle West Capital Corp.
4.750%, 06/15/27 127,464
215,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 238,542
178,000 Southern Co.
4.500%, 06/15/27 194,084
150,000 UGI Corp.
5.000%, 06/01/28 206,436
WEC Energy Group, Inc.
185,000 4.375%, 06/01/27 212,308
185,000 4.375%, 06/01/29 218,768
2,645,181
TOTAL CONVERTIBLE BONDS
(Cost $18,218,248)
18,384,880
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (5.1%)
Health Care (1.3%)
7,310 Brookdale Senior Living, Inc.#^ 106,726
1,156 Jazz Pharmaceuticals PLC# 292,306
399,032
Information Technology (2.6%)
5,297 Oracle Corp. 687,922
NUMBER OF
SHARES b b VALUE b
2,056 Shift4 Payments, Inc. - Class A#^ $ 108,968
796,890
Materials (1.2%)
3,314 Albemarle Corp. 389,859
TOTAL COMMON STOCKS
(Cost $1,520,898)
1,585,781
CONVERTIBLE PREFERRED STOCKS (33.3%)
Communication Services (10.0%)
61,398
Alphabet, Inc.
6.250%, 05/15/29# 3,080,952
Consumer Discretionary (0.3%)
2,311
Whirlpool Corp.
8.500%, 02/15/29# 76,841
Financials (2.4%)
6,385
ARES Management Corp.
6.750%, 10/01/27 262,551
11,015
KKR & Co., Inc.^
6.250%, 03/01/28 477,941
740,492
Health Care (1.9%)#
1,602
BrightSpring Health Services, Inc.
6.750%, 02/01/27 319,567
560
Bruker Corp.
6.375%, 09/01/28 261,464
581,031
Industrials (5.7%)
24,477
Boeing Co.#
6.000%, 10/15/27 1,635,308
2,539
QXO, Inc.
5.500%, 05/15/28 102,830
1,738,138
Information Technology (7.0%)
6,385
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 795,124
6,322
Microchip Technology, Inc.
7.500%, 03/15/28 406,378
2,603
Novanta, Inc.#
6.500%, 11/01/28 158,731
15,963
Super Micro Computer, Inc.#
7.000%, 06/01/29 804,056
2,164,289
Utilities (6.0%)
3,146
CenterPoint Energy, Inc.
(Warner Media LLC, Charter
Communications Time, Inc.)#§
3.369%, 09/15/29 97,306
NextEra Energy, Inc.
6,385 7.234%, 11/01/27# 312,418
8,514 7.299%, 06/01/27 452,945

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Convertible Equity Alternative ETF
Schedule of Investments July 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
9,791 7.375%, 02/15/29# $ 467,030
6,854
PG&E Corp.
6.000%, 12/01/27 290,678
4,895
PPL Corp.#^
7.000%, 02/15/29 229,967
1,850,344
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $10,525,645)
10,232,087
WARRANTS (0.0%)#
Real Estate (0.0%)
106 Opendoor Technologies, Inc.
11/20/26, Strike $0.00 34
106 Opendoor Technologies, Inc.
11/20/26, Strike $0.00 19
106 Opendoor Technologies, Inc.
11/20/26, Strike $0.00 17
TOTAL WARRANTS
(Cost $–)
70
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (10.6%)
3,248,612
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.674%†***
(Cost $3,248,612) $ 3,248,612
TOTAL INVESTMENTS (108.8%)
(Cost $33,513,403)
33,451,430
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-10.6%) (3,248,612)
OTHER ASSETS, LESS LIABILITIES (1.8%)
529,844
NET ASSETS (100.0%) $ 30,732,662
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
# Non-income producing security.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
† Represents investment of cash collateral received from securities on loan as of July 31, 2026.
*** The rate disclosed is the 7 day net yield as of July 31, 2026.

See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Convertible Equity Alternative ETF
Schedule of Investments July 31, 2026
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 67 $ — $ 18,384,880 $ — $ 18,384,880
Common Stocks 5 1,585,781 — — 1,585,781
Convertible Preferred Stocks 21 10,134,781 97,306 — 10,232,087
Warrants 3 70 — — 70
Investment of Cash Collateral for Securities Loaned 1 — 3,248,612 — 3,248,612
Total $ 11,720,632 $ 21,730,798 $ — $ 33,451,430

Calamos Nasdaq
®
Equity & Income ETF
Schedule of Investments July 31, 2026
93
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (85.2%)
Other (85.2%)
22,390 Franklin Senior Loan ETF $ 516,313
11,151
iShares
®
5-10 Year Investment
Grade Corporate Bond ETF 583,086
16,354
iShares
®
Broad USD Investment
Grade Corporate Bond ETF 822,933
47,481 Janus Henderson AAA CLO ETF 2,397,791
38,140
Schwab 1-5 Year Corporate Bond
ETF 935,574
104,178 Simplify MBS ETF 5,044,299
134,589
State Street SPDR Portfolio High
Yield Bond ETF 3,131,886
68,168
Vanguard Emerging Markets
Government Bond ETF 4,488,181
17,920,063
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $18,271,171)
17,920,063
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (14.1%)#Ω
Communication Services (1.3%)
56
1,994,328
Alphabet, Inc. Call, Expires
12/18/26, Strike $340.00 238,110
14
779,394
Meta Platforms, Inc. Call, Expires
03/19/27, Strike $750.00 33,590
42
301,182
Netflix, Inc. Call, Expires 09/18/26,
Strike $110.00 81
14
241,794
T-Mobile U.S., Inc. Call, Expires
09/18/26, Strike $250.00 36
271,817
Consumer Discretionary (1.1%)
42
1,140,636
Amazon.com, Inc. Call, Expires
03/19/27, Strike $245.00 213,191
14
435,694
Tesla, Inc. Call, Expires 12/18/26,
Strike $420.00 15,287
228,478
Consumer Staples (0.6%)
14
1,332,646
Costco Wholesale Corp. Call,
Expires 06/17/27, Strike $1,000.00 119,372
56
622,720
Walmart, Inc. Call, Expires
03/19/27, Strike $135.00 18,816
138,188
Information Technology (6.3%)
14
666,610
Advanced Micro Devices, Inc. Call,
Expires 09/18/26, Strike $200.00 388,381
70
2,162,370
Apple, Inc. Call, Expires 09/18/26,
Strike $245.00 457,575
14
544,992
Broadcom, Inc. Call, Expires
06/17/27, Strike $560.00 46,059
42
487,158
Cisco Systems, Inc. Call, Expires
12/18/26, Strike $78.00 171,651
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
28
1,301,216
Microsoft Corp. Call, Expires
06/17/27, Strike $450.00 $ 188,884
98
1,967,350
NVIDIA Corp. Call, Expires
12/18/26, Strike $250.00 63,666
28
344,568
Palantir Technologies, Inc. Call,
Expires 03/19/27, Strike $230.00 11,652
1,327,868
Other (4.8%)
140
1,638,980
Direxion Nasdaq-100
®
Equal
Weighted Index ETF Call, Expires
09/18/26, Strike $98.50 273,981
42
491,694
Direxion Nasdaq-100
®
Equal
Weighted Index ETF Call, Expires
12/18/26, Strike $101.00 82,298
224
2,622,368
Direxion Nasdaq-100
®
Equal
Weighted Index ETF Call, Expires
03/19/27, Strike $101.00 484,685
126
1,475,082
Direxion Nasdaq-100
®
Equal
Weighted Index ETF Call, Expires
06/17/27, Strike $124.00 116,675
14
963,186
Invesco QQQ Trust Series 1 Call,
Expires 06/17/27, Strike $775.00 52,224
1,009,863
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $2,111,400)
2,976,214
TOTAL INVESTMENTS (99.3%)
(Cost $20,382,571)
20,896,277
OTHER ASSETS, LESS LIABILITIES (0.7%)
150,360
NET ASSETS (100.0%) $ 21,046,637
Ω FLexible EXchange® Options (see Note 1).
# Non-income producing security.

See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
Calamos Nasdaq
®
Equity & Income ETF
Schedule of Investments July 31, 2026
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 8 $ 17,920,063 $ — $ — $ 17,920,063
Exchange-Traded Purchased Options 20 — 2,976,214 — 2,976,214
Total $ 17,920,063 $ 2,976,214 $ — $ 20,896,277

Calamos Bitcoin Structured Alt Protection ETF
®
- January
Schedule of Investments July 31, 2026
95
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (152.2%)#Ω
Long Call Option (151.7%)
911
13,506,486
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $197.86 $ 387,447
358
26,743,674
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $1.00 26,638,258
27,025,705
Long Put Option (0.5%)
358
26,743,674
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $501.00 89,032
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $28,837,168)
27,114,737
TOTAL INVESTMENTS (152.2%)
(Cost $28,837,168)
27,114,737
LIABILITIES, LESS OTHER ASSETS (-52.2%)
(9,299,329)
NET ASSETS (100.0%) $ 17,815,408
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-52.7%)#Ω
Short Call Option (-52.7%)
(911)
(13,506,486)
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $214.40 $ (215,070)
(358)
(26,743,674)
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $501.00 (9,177,275)
(9,392,345)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $10,667,096) $ (9,392,345)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 27,114,737 $ — $ 27,114,737
Total $ — $ 27,114,737 $ — $ 27,114,737
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 9,392,345 $ — $ 9,392,345
Total $ — $ 9,392,345 $ — $ 9,392,345

Calamos Bitcoin Structured Alt Protection ETF
®
- April
Schedule of Investments July 31, 2026
96
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (159.1%)#Ω
Long Call Option (158.2%)
297
4,403,322
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $162.86 $ 547,656
96
7,171,488
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $1.00 7,133,428
7,681,084
Long Put Option (0.9%)
96
7,171,488
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $501.00 42,275
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $7,643,044)
7,723,359
TOTAL INVESTMENTS (159.1%)
(Cost $7,643,044)
7,723,359
LIABILITIES, LESS OTHER ASSETS (-59.1%)
(2,869,516)
NET ASSETS (100.0%) $ 4,853,843
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-60.0%)#Ω
Short Call Option (-60.0%)
(297)
(4,403,322)
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $178.69 $ (392,228)
(96)
(7,171,488)
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $501.00 (2,518,092)
(2,910,320)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $2,844,157) $ (2,910,320)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 7,723,359 $ — $ 7,723,359
Total $ — $ 7,723,359 $ — $ 7,723,359
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 2,910,320 $ — $ 2,910,320
Total $ — $ 2,910,320 $ — $ 2,910,320

Calamos Bitcoin Structured Alt Protection ETF
®
- July
Schedule of Investments July 31, 2026
97
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (167.1%)#Ω
Long Call Option (165.8%)
325
4,818,450
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/30/27, Strike $150.46 $ 940,505
97
7,246,191
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $1.00 7,202,956
8,143,461
Long Put Option (1.3%)
97
7,246,191
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $501.00 60,635
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $8,486,876)
8,204,096
TOTAL INVESTMENTS (167.1%)
(Cost $8,486,876)
8,204,096
LIABILITIES, LESS OTHER ASSETS (-67.1%)
(3,293,299)
NET ASSETS (100.0%) $ 4,910,797
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-68.1%)#Ω
Short Call Option (-68.1%)
(325)
(4,818,450)
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/30/27, Strike $165.51 $ (737,430)
(97)
(7,246,191)
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $501.00 (2,606,784)
(3,344,214)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $3,637,756) $ (3,344,214)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 8,204,096 $ — $ 8,204,096
Total $ — $ 8,204,096 $ — $ 8,204,096
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 3,344,214 $ — $ 3,344,214
Total $ — $ 3,344,214 $ — $ 3,344,214

Calamos Bitcoin Structured Alt Protection ETF
®
- October
Schedule of Investments July 31, 2026
98
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (99.7%)
Other (99.7%)
6,162,500 U.S. Treasury Bills~
3.529%, 10/01/26
(Cost $6,126,307) $ 6,125,445
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.0%)#Ω
Long Call Option (0.0%)
217
3,217,242
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $287.63
(Cost $1,176,889) 1
TOTAL INVESTMENTS (99.7%)
(Cost $7,303,196)
6,125,446
OTHER ASSETS, LESS LIABILITIES (0.3%)
16,213
NET ASSETS (100.0%) $ 6,141,659
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#Ω
Short Call Option (0.0%)
(217)
(3,217,242)
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $311.99
(Premium $817,794) $ —
*
# Non-income producing security.
* Amount rounds to less than $1
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,487,005.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 6,125,445 $ — $ 6,125,445
Exchange-Traded Purchased Option 1 — 1 — 1
Total $ — $ 6,125,446 $ — $ 6,125,446
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ —
*
$ — $ —
*
Total $ — $ — $ — $ —
* Amount rounds to less than $1

Calamos Tax-Aware Collateral ETF
Schedule of Investments July 31, 2026

www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (99.8%)#Ω
Long Call Option (7.5%)
1,285
95,993,355
SPDR
®
S&P 500
®
ETF Trust Expires
09/16/26, Strike $1.00 $ 95,950,950
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Long Put Option (92.3%)
1,285
95,993,355
SPDR
®
S&P 500
®
ETF Trust Expires
09/16/26, Strike $10,001.00 $ 1,182,431,300
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $1,266,797,957)
1,278,382,250
TOTAL INVESTMENTS (99.8%)
(Cost $1,266,797,957)
1,278,382,250
OTHER ASSETS, LESS LIABILITIES (0.2%)
3,047,916
NET ASSETS (100.0%) $ 1,281,430,166
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 1,278,382,250 $ — $ 1,278,382,250
Total $ — $ 1,278,382,250 $ — $ 1,278,382,250

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January
Schedule of Investments July 31, 2026
100
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (146.7%)#Ω
Long Call Option (146.3%)
1,409
20,889,834
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $158.29 $ 2,031,208
442
33,018,726
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $3.00 32,801,903
34,833,111
Long Put Option (0.4%)
442
33,018,726
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $503.00 112,046
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $39,127,808)
34,945,157
TOTAL INVESTMENTS (146.7%)
(Cost $39,127,808)
34,945,157
LIABILITIES, LESS OTHER ASSETS (-46.7%)
(11,131,956)
NET ASSETS (100.0%) $ 23,813,201
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-47.4%)#Ω
Short Call Option (-47.4%)
(1,409)
(20,889,834)
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $272.06 $ (41,408)
(442)
(33,018,726)
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $503.00 (11,246,054)
(11,287,462)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $10,736,460) $ (11,287,462)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 34,945,157 $ — $ 34,945,157
Total $ — $ 34,945,157 $ — $ 34,945,157
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 11,287,462 $ — $ 11,287,462
Total $ — $ 11,287,462 $ — $ 11,287,462

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April
Schedule of Investments July 31, 2026
101
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (144.0%)#Ω
Long Call Option (143.3%)
332
4,922,232
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $130.29 $ 1,139,643
85
6,349,755
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $3.00 6,299,561
7,439,204
Long Put Option (0.7%)
85
6,349,755
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $503.00 38,022
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $7,648,953)
7,477,226
TOTAL INVESTMENTS (144.0%)
(Cost $7,648,953)
7,477,226
LIABILITIES, LESS OTHER ASSETS (-44.0%)
(2,283,672)
NET ASSETS (100.0%) $ 5,193,554
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-45.5%)#Ω
Short Call Option (-45.5%)
(332)
(4,922,232)
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $224.70 $ (148,303)
(85)
(6,349,755)
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $503.00 (2,213,656)
(2,361,959)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $2,344,110) $ (2,361,959)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 7,477,226 $ — $ 7,477,226
Total $ — $ 7,477,226 $ — $ 7,477,226
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 2,361,959 $ — $ 2,361,959
Total $ — $ 2,361,959 $ — $ 2,361,959

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July
Schedule of Investments July 31, 2026
102
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (148.1%)#Ω
Long Call Option (147.1%)
325
4,818,450
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/30/27, Strike $120.37 $ 1,472,816
77
5,752,131
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $3.00 5,703,024
7,175,840
Long Put Option (1.0%)
77
5,752,131
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $503.00 48,848
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $7,550,647)
7,224,688
TOTAL INVESTMENTS (148.1%)
(Cost $7,550,647)
7,224,688
LIABILITIES, LESS OTHER ASSETS (-48.1%)
(2,347,291)
NET ASSETS (100.0%) $ 4,877,397
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-49.4%)#Ω
Short Call Option (-49.4%)
(325)
(4,818,450)
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/30/27, Strike $207.57 $ (353,975)
(77)
(5,752,131)
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $503.00 (2,055,232)
(2,409,207)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $2,544,877) $ (2,409,207)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 7,224,688 $ — $ 7,224,688
Total $ — $ 7,224,688 $ — $ 7,224,688
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 2,409,207 $ — $ 2,409,207
Total $ — $ 2,409,207 $ — $ 2,409,207

Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October
Schedule of Investments July 31, 2026
103
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (99.6%)
Other (99.6%)
27,706,000 U.S. Treasury Bills~
3.529%, 10/01/26
(Cost $27,543,274) $ 27,539,404
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.0%)#Ω
Long Call Option (0.0%)
1,216
18,028,416
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $230.10
(Cost $3,927,925) 1,772
TOTAL INVESTMENTS (99.6%)
(Cost $31,471,199)
27,541,176
OTHER ASSETS, LESS LIABILITIES (0.4%)
110,090
NET ASSETS (100.0%) $ 27,651,266
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#Ω
Short Call Option (0.0%)
(1,216)
(18,028,416)
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $407.34
(Premium $658,946) $ (12)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $11,823,475.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 27,539,404 $ — $ 27,539,404
Exchange-Traded Purchased Option 1 — 1,772 — 1,772
Total $ — $ 27,541,176 $ — $ 27,541,176
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 12 $ — $ 12
Total $ — $ 12 $ — $ 12

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January
Schedule of Investments July 31, 2026
104
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (149.7%)#Ω
Long Call Option (149.2%)
939
13,921,614
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $178.07 $ 762,496
332
24,801,396
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $2.00 24,671,085
25,433,581
Long Put Option (0.5%)
332
24,801,396
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $502.00 83,361
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $28,127,512)
25,516,942
TOTAL INVESTMENTS (149.7%)
(Cost $28,127,512)
25,516,942
LIABILITIES, LESS OTHER ASSETS (-49.7%)
(8,467,559)
NET ASSETS (100.0%) $ 17,049,383
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-50.2%)#Ω
Short Call Option (-50.2%)
(939)
(13,921,614)
CBOE Mini Bitcoin U.S. ETF Index
Expires 01/29/27, Strike $241.86 $ (81,553)
(332)
(24,801,396)
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $502.00 (8,479,012)
(8,560,565)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $8,658,766) $ (8,560,565)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 25,516,942 $ — $ 25,516,942
Total $ — $ 25,516,942 $ — $ 25,516,942
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 8,560,565 $ — $ 8,560,565
Total $ — $ 8,560,565 $ — $ 8,560,565

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April
Schedule of Investments July 31, 2026
105
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (150.6%)#Ω
Long Call Option (149.8%)
267
3,958,542
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $146.57 $ 680,255
77
5,752,131
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $2.00 5,714,132
6,394,387
Long Put Option (0.8%)
77
5,752,131
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $502.00 34,174
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $6,825,375)
6,428,561
TOTAL INVESTMENTS (150.6%)
(Cost $6,825,375)
6,428,561
LIABILITIES, LESS OTHER ASSETS (-50.6%)
(2,159,075)
NET ASSETS (100.0%) $ 4,269,486
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-52.2%)#Ω
Short Call Option (-52.2%)
(267)
(3,958,542)
CBOE Mini Bitcoin U.S. ETF Index
Expires 04/30/27, Strike $200.51 $ (214,799)
(77)
(5,752,131)
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $502.00 (2,012,514)
(2,227,313)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $1,961,223) $ (2,227,313)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 6,428,561 $ — $ 6,428,561
Total $ — $ 6,428,561 $ — $ 6,428,561
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 2,227,313 $ — $ 2,227,313
Total $ — $ 2,227,313 $ — $ 2,227,313

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July
Schedule of Investments July 31, 2026
106
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (157.4%)#Ω
Long Call Option (156.3%)
366
5,426,316
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/30/27, Strike $135.41 $ 1,335,567
98
7,320,894
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $2.00 7,267,804
8,603,371
Long Put Option (1.1%)
98
7,320,894
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $502.00 61,714
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $9,056,118)
8,665,085
TOTAL INVESTMENTS (157.4%)
(Cost $9,056,118)
8,665,085
LIABILITIES, LESS OTHER ASSETS (-57.4%)
(3,160,554)
NET ASSETS (100.0%) $ 5,504,531
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-58.5%)#Ω
Short Call Option (-58.5%)
(366)
(5,426,316)
CBOE Mini Bitcoin U.S. ETF Index
Expires 07/30/27, Strike $185.37 $ (594,389)
(98)
(7,320,894)
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $502.00 (2,624,703)
(3,219,092)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $3,605,730) $ (3,219,092)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 3 $ — $ 8,665,085 $ — $ 8,665,085
Total $ — $ 8,665,085 $ — $ 8,665,085
Liabilities: — — — —
Exchange-Traded Written Options 3 $ — $ 3,219,092 $ — $ 3,219,092
Total $ — $ 3,219,092 $ — $ 3,219,092

Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October
Schedule of Investments July 31, 2026
107
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITY (99.7%)
Other (99.7%)
9,988,900 U.S. Treasury Bills~
3.539%, 10/01/26
(Cost $9,930,063) $ 9,928,837
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (0.0%)#Ω
Long Call Option (0.0%)
391
5,796,966
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $258.87
(Cost $1,979,448) 27
TOTAL INVESTMENTS (99.7%)
(Cost $11,909,511)
9,928,864
OTHER ASSETS, LESS LIABILITIES (0.3%)
29,486
NET ASSETS (100.0%) $ 9,958,350
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#Ω
Short Call Option (0.0%)
(391)
(5,796,966)
CBOE Mini Bitcoin U.S. ETF Index
Expires 10/06/26, Strike $355.02
(Premium $806,144) $ (4)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,546,546.
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
U.S. Government and Agency Security 1 $ — $ 9,928,837 $ — $ 9,928,837
Exchange-Traded Purchased Option 1 — 27 — 27
Total $ — $ 9,928,864 $ — $ 9,928,864
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 4 $ — $ 4
Total $ — $ 4 $ — $ 4

Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
Schedule of Investments July 31, 2026
108
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year-to-date period August 1,
2025 through July 31, 2026 are as follows:
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.9%)
Other (99.9%)
386,618
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- April $ 10,450,323
375,166
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- August 10,473,697
389,627
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- December 10,464,368
396,532
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- February 10,448,658
404,934
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- January 10,459,364
376,585
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- July 10,460,778
375,822
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- June 10,414,366
402,822
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- March 10,455,245
NUMBER OF
SHARES b b VALUE b
355,509
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- May $ 10,435,896
375,765
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- November 10,457,502
373,685
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- October 10,473,232
374,416
Calamos S&P 500
®
Structured Alt
Protection ETF
®
- September 10,474,812
125,468,241
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $117,929,108)
125,468,241
TOTAL INVESTMENTS (99.9%)
(Cost $117,929,108)
125,468,241
OTHER ASSETS, LESS LIABILITIES (0.1%)
112,259
NET ASSETS (100.0%) $ 125,580,500
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- April $ 6,575,117 $ 4,217,182 ( $ 846,241 ) $ — $ 40,379 $ 463,886 $ 10,450,323
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- August 6,656,439 4,227,279 (927,572) — 65,172 452,379 10,473,697
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- December 6,654,257 4,230,225 (980,300) — 55,274 504,912 10,464,368
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- February 6,619,206 4,221,013 (889,386) — 41,731 456,094 10,448,658
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- January 6,614,749 4,214,116 (850,928) — 42,287 439,140 10,459,364
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- July 6,649,295 4,222,932 (885,973) — 63,562 410,962 10,460,778
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- June 6,574,790 4,204,645 (752,696) — 21,259 366,368 10,414,366
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- March 6,601,081 4,214,809 (837,634) — 36,105 440,884 10,455,245
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- May 6,567,188 4,216,878 (736,293) — 48,160 339,963 10,435,896
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- November 6,614,254 4,211,747 (851,691) — 48,529 434,663 10,457,502
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- October 6,623,601 4,215,648 (850,321) — 48,811 435,493 10,473,232
Calamos S&P 500
®
Structured Alt Protection
ETF
®
- September 6,638,398 4,218,683 (877,107) — 55,359 439,479 10,474,812
$ 79,388,375 $ 50,615,157 ( $ 10,286,142 ) $ — $ 566,628 $ 5,184,223 $ 125,468,241

www.calamos.com
See accompanying Notes to Schedule of Investments
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
Schedule of Investments July 31, 2026
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 12 $ 125,468,241 $ — $ — $ 125,468,241
Total $ 125,468,241 $ — $ — $ 125,468,241

Calamos Laddered Bitcoin Structured Alt Protection ETF
®
Schedule of Investments July 31, 2026
110
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year-to-date period October 14,
2025 (commencement of operations) through July 31, 2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.9%)
Other (99.9%)
24,240
Calamos Bitcoin Structured Alt
Protection ETF
®
- April $ 586,346
24,722
Calamos Bitcoin Structured Alt
Protection ETF
®
- January 584,181
23,874
Calamos Bitcoin Structured Alt
Protection ETF
®
- July 584,674
NUMBER OF
SHARES b b VALUE b
23,874
Calamos Bitcoin Structured Alt
Protection ETF
®
- October $ 586,107
2,341,308
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $2,454,186)
2,341,308
TOTAL INVESTMENTS (99.9%)
(Cost $2,454,186)
2,341,308
OTHER ASSETS, LESS LIABILITIES (0.1%)
1,984
NET ASSETS (100.0%) $ 2,343,292
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Bitcoin Structured Alt Protection ETF
®
- April $ — $ 631,477 $ — $ 10,096 $ — ( $ 45,131 ) $ 586,346
Calamos Bitcoin Structured Alt Protection ETF
®
- January — 629,565 — 13,549 — (45,384) 584,181
Calamos Bitcoin Structured Alt Protection ETF
®
- July — 616,207 (14,316) 6,173 (639) (16,578) 584,674
Calamos Bitcoin Structured Alt Protection ETF
®
- October — 619,922 (27,457) 2,632 (573) (5,785) 586,107
$ — $ 2,497,171 ( $ 41,773 ) $ 32,450 ( $ 1,212 ) ( $ 112,878 ) $ 2,341,308
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 4 $ 2,341,308 $ — $ — $ 2,341,308
Total $ 2,341,308 $ — $ — $ 2,341,308

Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
Schedule of Investments July 31, 2026
111
www.calamos.com
See accompanying Notes to Schedule of Investments
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year-to-date period October 14,
2025 (commencement of operations) through July 31, 2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.9%)
Other (99.9%)
31,850
Calamos Bitcoin 80 Series
Structured Alt Protection ETF
®
- April $ 661,617
37,022
Calamos Bitcoin 80 Series
Structured Alt Protection ETF
®
- January 650,847
33,755
Calamos Bitcoin 80 Series
Structured Alt Protection ETF
®
- July 660,386
NUMBER OF
SHARES b b VALUE b
33,439
Calamos Bitcoin 80 Series
Structured Alt Protection ETF
®
- October $ 660,250
2,633,100
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $3,260,422)
2,633,100
TOTAL INVESTMENTS (99.9%)
(Cost $3,260,422)
2,633,100
OTHER ASSETS, LESS LIABILITIES (0.1%)
3,230
NET ASSETS (100.0%) $ 2,636,330
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
- April $ — $ 2,072,758 ( $ 1,112,560 ) $ 2,369 ( $ 53,365 ) ( $ 245,216 ) $ 661,617
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
- January — 2,028,104 (1,095,757) 3,430 (65,236) (216,264) 650,847
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
- July — 2,013,076 (1,209,558) 3,869 (39,331) (103,801) 660,386
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
- October — 2,092,535 (1,306,270) 606 (63,974) (62,041) 660,250
$ — $ 8,206,473 ( $ 4,724,145 ) $ 10,274 ( $ 221,906 ) ( $ 627,322 ) $ 2,633,100
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 4 $ 2,633,100 $ — $ — $ 2,633,100
Total $ 2,633,100 $ — $ — $ 2,633,100

Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
Schedule of Investments July 31, 2026
112
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year-to-date period October 14,
2025 (commencement of operations) through July 31, 2026 are as follows:
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (99.9%)
Other (99.9%)
17,508
Calamos Bitcoin 90 Series
Structured Alt Protection ETF
®
- April $ 373,155
18,524
Calamos Bitcoin 90 Series
Structured Alt Protection ETF
®
- January 369,089
16,912
Calamos Bitcoin 90 Series
Structured Alt Protection ETF
®
- July 372,554
NUMBER OF
SHARES b b VALUE b
16,885
Calamos Bitcoin 90 Series
Structured Alt Protection ETF
®
- October $ 373,579
1,488,377
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $1,830,880)
1,488,377
TOTAL INVESTMENTS (99.9%)
(Cost $1,830,880)
1,488,377
OTHER ASSETS, LESS LIABILITIES (0.1%)
1,064
NET ASSETS (100.0%) $ 1,489,441
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
- April $ — $ 499,750 $ — $ 8,377 $ — ( $ 126,595 ) $ 373,155
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
- January — 490,458 — 7,486 — (121,369) 369,089
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
- July — 459,715 (25,692) 5,773 (4,605) (56,864) 372,554
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
- October — 462,727 (45,888) 2,204 (5,585) (37,675) 373,579
$ — $ 1,912,650 ( $ 71,580 ) $ 23,840 ( $ 10,190 ) ( $ 342,503 ) $ 1,488,377
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Funds 4 $ 1,488,377 $ — $ — $ 1,488,377
Total $ 1,488,377 $ — $ — $ 1,488,377

Calamos S&P 500
®
Structured Alt Protection ETF
®
- January
Schedule of Investments July 31, 2026
113
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (106.8%)#Ω
Long Call Option (105.2%)
377
28,163,031
SPDR
®
S&P 500
®
ETF Trust Expires
12/31/26, Strike $4.71 $ 27,901,605
Long Put Option (1.6%)
377
28,163,031
SPDR
®
S&P 500
®
ETF Trust Expires
12/31/26, Strike $681.92 439,262
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $26,728,041)
28,340,867
TOTAL INVESTMENTS (106.8%)
(Cost $26,728,041)
28,340,867
LIABILITIES, LESS OTHER ASSETS (-6.8%)
(1,814,738)
NET ASSETS (100.0%) $ 26,526,129
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-7.2%)#Ω
Short Call Option (-7.2%)
(377)
(28,163,031)
SPDR
®
S&P 500
®
ETF Trust Expires
12/31/26, Strike $725.43
(Premium $1,188,203) $ (1,900,148)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 28,340,867 $ — $ 28,340,867
Total $ — $ 28,340,867 $ — $ 28,340,867
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,900,148 $ — $ 1,900,148
Total $ — $ 1,900,148 $ — $ 1,900,148

Calamos S&P 500
®
Structured Alt Protection ETF
®
- February
Schedule of Investments July 31, 2026
114
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (106.3%)#Ω
Long Call Option (104.2%)
474
35,409,222
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $4.77 $ 35,094,445
Long Put Option (2.1%)
474
35,409,222
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $691.97 716,486
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $34,156,207)
35,810,931
TOTAL INVESTMENTS (106.3%)
(Cost $34,156,207)
35,810,931
LIABILITIES, LESS OTHER ASSETS (-6.3%)
(2,130,941)
NET ASSETS (100.0%) $ 33,679,990
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-6.8%)#Ω
Short Call Option (-6.8%)
(474)
(35,409,222)
SPDR
®
S&P 500
®
ETF Trust Expires
01/29/27, Strike $735.70
(Premium $1,590,017) $ (2,275,947)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 35,810,931 $ — $ 35,810,931
Total $ — $ 35,810,931 $ — $ 35,810,931
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,275,947 $ — $ 2,275,947
Total $ — $ 2,275,947 $ — $ 2,275,947

Calamos S&P 500
®
Structured Alt Protection ETF
®
- March
Schedule of Investments July 31, 2026
115
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (107.8%)#Ω
Long Call Option (105.5%)
445
33,242,835
SPDR
®
S&P 500
®
ETF Trust Expires
02/26/27, Strike $4.73 $ 32,949,597
Long Put Option (2.3%)
445
33,242,835
SPDR
®
S&P 500
®
ETF Trust Expires
02/26/27, Strike $685.99 717,307
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $31,813,823)
33,666,904
TOTAL INVESTMENTS (107.8%)
(Cost $31,813,823)
33,666,904
LIABILITIES, LESS OTHER ASSETS (-7.8%)
(2,430,315)
NET ASSETS (100.0%) $ 31,236,589
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-8.3%)#Ω
Short Call Option (-8.3%)
(445)
(33,242,835)
SPDR
®
S&P 500
®
ETF Trust Expires
02/26/27, Strike $728.25
(Premium $1,534,145) $ (2,577,613)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 33,666,904 $ — $ 33,666,904
Total $ — $ 33,666,904 $ — $ 33,666,904
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,577,613 $ — $ 2,577,613
Total $ — $ 2,577,613 $ — $ 2,577,613

Calamos S&P 500
®
Structured Alt Protection ETF
®
- April
Schedule of Investments July 31, 2026
116
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (112.6%)#Ω
Long Call Option (110.6%)
314
23,456,742
SPDR
®
S&P 500
®
ETF Trust Expires
03/31/27, Strike $4.49 $ 23,230,899
Long Put Option (2.0%)
314
23,456,742
SPDR
®
S&P 500
®
ETF Trust Expires
03/31/27, Strike $650.34 418,451
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $21,765,577)
23,649,350
TOTAL INVESTMENTS (112.6%)
(Cost $21,765,577)
23,649,350
LIABILITIES, LESS OTHER ASSETS (-12.6%)
(2,637,629)
NET ASSETS (100.0%) $ 21,011,721
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-13.2%)#Ω
Short Call Option (-13.2%)
(314)
(23,456,742)
SPDR
®
S&P 500
®
ETF Trust Expires
03/31/27, Strike $693.91
(Premium $1,437,418) $ (2,770,653)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 23,649,350 $ — $ 23,649,350
Total $ — $ 23,649,350 $ — $ 23,649,350
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,770,653 $ — $ 2,770,653
Total $ — $ 2,770,653 $ — $ 2,770,653

Calamos S&P 500
®
Structured Alt Protection ETF
®
- May
Schedule of Investments July 31, 2026
117
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (105.3%)#Ω
Long Call Option (101.6%)
778
58,118,934
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $4.96 $ 57,511,544
Long Put Option (3.7%)
778
58,118,934
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $718.66 2,111,250
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $58,364,630)
59,622,794
TOTAL INVESTMENTS (105.3%)
(Cost $58,364,630)
59,622,794
LIABILITIES, LESS OTHER ASSETS (-5.3%)
(2,998,255)
NET ASSETS (100.0%) $ 56,624,539
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-5.9%)#Ω
Short Call Option (-5.9%)
(778)
(58,118,934)
SPDR
®
S&P 500
®
ETF Trust Expires
04/30/27, Strike $767.10
(Premium $2,846,184) $ (3,334,104)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 59,622,794 $ — $ 59,622,794
Total $ — $ 59,622,794 $ — $ 59,622,794
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 3,334,104 $ — $ 3,334,104
Total $ — $ 3,334,104 $ — $ 3,334,104

Calamos S&P 500
®
Structured Alt Protection ETF
®
- June
Schedule of Investments July 31, 2026
118
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (102.4%)#Ω
Long Call Option (97.1%)
347
25,921,941
SPDR
®
S&P 500
®
ETF Trust Expires
05/28/27, Strike $5.22 $ 25,642,947
Long Put Option (5.3%)
347
25,921,941
SPDR
®
S&P 500
®
ETF Trust Expires
05/28/27, Strike $756.48 1,414,817
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $27,285,468)
27,057,764
TOTAL INVESTMENTS (102.4%)
(Cost $27,285,468)
27,057,764
LIABILITIES, LESS OTHER ASSETS (-2.4%)
(642,836)
NET ASSETS (100.0%) $ 26,414,928
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-3.2%)#Ω
Short Call Option (-3.2%)
(347)
(25,921,941)
SPDR
®
S&P 500
®
ETF Trust Expires
05/28/27, Strike $811.40
(Premium $1,234,009) $ (839,733)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 27,057,764 $ — $ 27,057,764
Total $ — $ 27,057,764 $ — $ 27,057,764
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 839,733 $ — $ 839,733
Total $ — $ 839,733 $ — $ 839,733

Calamos S&P 500
®
Structured Alt Protection ETF
®
- July
Schedule of Investments July 31, 2026
119
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (103.4%)#Ω
Long Call Option (98.1%)
620
46,315,860
SPDR
®
S&P 500
®
ETF Trust Expires
06/30/27, Strike $5.15 $ 45,802,086
Long Put Option (5.3%)
620
46,315,860
SPDR
®
S&P 500
®
ETF Trust Expires
06/30/27, Strike $746.77 2,446,128
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $48,167,281)
48,248,214
TOTAL INVESTMENTS (103.4%)
(Cost $48,167,281)
48,248,214
LIABILITIES, LESS OTHER ASSETS (-3.4%)
(1,566,919)
NET ASSETS (100.0%) $ 46,681,295
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-4.1%)#Ω
Short Call Option (-4.1%)
(620)
(46,315,860)
SPDR
®
S&P 500
®
ETF Trust Expires
06/30/27, Strike $804.50
(Premium $2,199,428) $ (1,935,644)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 48,248,214 $ — $ 48,248,214
Total $ — $ 48,248,214 $ — $ 48,248,214
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,935,644 $ — $ 1,935,644
Total $ — $ 1,935,644 $ — $ 1,935,644

Calamos S&P 500
®
Structured Alt Protection ETF
®
- August
Schedule of Investments July 31, 2026
120
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (103.8%)#Ω
Long Call Option (98.4%)
569
42,506,007
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $5.15 $ 41,869,296
Long Put Option (5.4%)
569
42,506,007
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $747.03 2,304,450
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $44,175,553)
44,173,746
TOTAL INVESTMENTS (103.8%)
(Cost $44,175,553)
44,173,746
LIABILITIES, LESS OTHER ASSETS (-3.8%)
(1,610,364)
NET ASSETS (100.0%) $ 42,563,382
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-4.6%)#Ω
Short Call Option (-4.6%)
(569)
(42,506,007)
SPDR
®
S&P 500
®
ETF Trust Expires
07/30/27, Strike $805.07
(Premium $1,976,900) $ (1,977,844)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 44,173,746 $ — $ 44,173,746
Total $ — $ 44,173,746 $ — $ 44,173,746
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,977,844 $ — $ 1,977,844
Total $ — $ 1,977,844 $ — $ 1,977,844

Calamos S&P 500
®
Structured Alt Protection ETF
®
- September
Schedule of Investments July 31, 2026
121
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (109.0%)#Ω
Long Call Option (108.9%)
472
35,259,816
SPDR
®
S&P 500
®
ETF Trust Expires
08/31/26, Strike $4.45 $ 35,047,494
Long Put Option (0.1%)
472
35,259,816
SPDR
®
S&P 500
®
ETF Trust Expires
08/31/26, Strike $645.05 30,121
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $31,595,881)
35,077,615
TOTAL INVESTMENTS (109.0%)
(Cost $31,595,881)
35,077,615
LIABILITIES, LESS OTHER ASSETS (-9.0%)
(2,894,322)
NET ASSETS (100.0%) $ 32,183,293
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-9.3%)#Ω
Short Call Option (-9.3%)
(472)
(35,259,816)
SPDR
®
S&P 500
®
ETF Trust Expires
08/31/26, Strike $687.56
(Premium $1,333,534) $ (2,981,523)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 35,077,615 $ — $ 35,077,615
Total $ — $ 35,077,615 $ — $ 35,077,615
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,981,523 $ — $ 2,981,523
Total $ — $ 2,981,523 $ — $ 2,981,523

Calamos S&P 500
®
Structured Alt Protection ETF
®
- October
Schedule of Investments July 31, 2026
122
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (106.7%)#Ω
Long Call Option (106.3%)
382
28,536,546
SPDR
®
S&P 500
®
ETF Trust Expires
09/30/26, Strike $4.60 $ 28,295,568
Long Put Option (0.4%)
382
28,536,546
SPDR
®
S&P 500
®
ETF Trust Expires
09/30/26, Strike $666.18 118,619
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $26,497,232)
28,414,187
TOTAL INVESTMENTS (106.7%)
(Cost $26,497,232)
28,414,187
LIABILITIES, LESS OTHER ASSETS (-6.7%)
(1,784,463)
NET ASSETS (100.0%) $ 26,629,724
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-6.9%)#Ω
Short Call Option (-6.9%)
(382)
(28,536,546)
SPDR
®
S&P 500
®
ETF Trust Expires
09/30/26, Strike $708.82
(Premium $1,208,307) $ (1,825,502)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 28,414,187 $ — $ 28,414,187
Total $ — $ 28,414,187 $ — $ 28,414,187
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,825,502 $ — $ 1,825,502
Total $ — $ 1,825,502 $ — $ 1,825,502

Calamos S&P 500
®
Structured Alt Protection ETF
®
- November
Schedule of Investments July 31, 2026
123
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (105.2%)#Ω
Long Call Option (104.2%)
490
36,604,470
SPDR
®
S&P 500
®
ETF Trust Expires
10/30/26, Strike $4.71 $ 36,300,426
Long Put Option (1.0%)
490
36,604,470
SPDR
®
S&P 500
®
ETF Trust Expires
10/30/26, Strike $682.06 334,980
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $34,773,574)
36,635,406
TOTAL INVESTMENTS (105.2%)
(Cost $34,773,574)
36,635,406
LIABILITIES, LESS OTHER ASSETS (-5.2%)
(1,797,701)
NET ASSETS (100.0%) $ 34,837,705
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-5.4%)#Ω
Short Call Option (-5.4%)
(490)
(36,604,470)
SPDR
®
S&P 500
®
ETF Trust Expires
10/30/26, Strike $728.32
(Premium $1,556,051) $ (1,869,785)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 36,635,406 $ — $ 36,635,406
Total $ — $ 36,635,406 $ — $ 36,635,406
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,869,785 $ — $ 1,869,785
Total $ — $ 1,869,785 $ — $ 1,869,785

Calamos S&P 500
®
Structured Alt Protection ETF
®
- December
Schedule of Investments July 31, 2026
124
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (105.8%)#Ω
Long Call Option (104.5%)
635
47,436,405
SPDR
®
S&P 500
®
ETF Trust Expires
11/30/26, Strike $4.72 $ 47,052,019
Long Put Option (1.3%)
635
47,436,405
SPDR
®
S&P 500
®
ETF Trust Expires
11/30/26, Strike $683.39 588,997
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $45,255,146)
47,641,016
TOTAL INVESTMENTS (105.8%)
(Cost $45,255,146)
47,641,016
LIABILITIES, LESS OTHER ASSETS (-5.8%)
(2,603,564)
NET ASSETS (100.0%) $ 45,037,452
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-6.1%)#Ω
Short Call Option (-6.1%)
(635)
(47,436,405)
SPDR
®
S&P 500
®
ETF Trust Expires
11/30/26, Strike $728.97
(Premium $2,142,104) $ (2,733,741)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 47,641,016 $ — $ 47,641,016
Total $ — $ 47,641,016 $ — $ 47,641,016
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,733,741 $ — $ 2,733,741
Total $ — $ 2,733,741 $ — $ 2,733,741

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March
Schedule of Investments July 31, 2026
125
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (112.9%)#Ω
Long Call Option (109.7%)
237
16,305,363
Invesco QQQ Trust Series 1 Expires
02/26/27, Strike $4.19 $ 16,208,095
Long Put Option (3.2%)
237
16,305,363
Invesco QQQ Trust Series 1 Expires
02/26/27, Strike $607.29 475,020
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $15,349,150)
16,683,115
TOTAL INVESTMENTS (112.9%)
(Cost $15,349,150)
16,683,115
LIABILITIES, LESS OTHER ASSETS (-12.9%)
(1,911,130)
NET ASSETS (100.0%) $ 14,771,985
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-13.7%)#Ω
Short Call Option (-13.7%)
(237)
(16,305,363)
Invesco QQQ Trust Series 1 Expires
02/26/27, Strike $647.13
(Premium $1,061,375) $ (2,018,871)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 16,683,115 $ — $ 16,683,115
Total $ — $ 16,683,115 $ — $ 16,683,115
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,018,871 $ — $ 2,018,871
Total $ — $ 2,018,871 $ — $ 2,018,871

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June
Schedule of Investments July 31, 2026
126
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (102.9%)#Ω
Long Call Option (92.7%)
570
39,215,430
Invesco QQQ Trust Series 1 Expires
05/28/27, Strike $5.09 $ 38,951,807
Long Put Option (10.2%)
570
39,215,430
Invesco QQQ Trust Series 1 Expires
05/28/27, Strike $738.31 4,268,074
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $44,826,337)
43,219,881
TOTAL INVESTMENTS (102.9%)
(Cost $44,826,337)
43,219,881
LIABILITIES, LESS OTHER ASSETS (-2.9%)
(1,228,370)
NET ASSETS (100.0%) $ 41,991,511
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-3.7%)#Ω
Short Call Option (-3.7%)
(570)
(39,215,430)
Invesco QQQ Trust Series 1 Expires
05/28/27, Strike $797.37
(Premium $3,080,886) $ (1,557,095)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 43,219,881 $ — $ 43,219,881
Total $ — $ 43,219,881 $ — $ 43,219,881
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,557,095 $ — $ 1,557,095
Total $ — $ 1,557,095 $ — $ 1,557,095

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September
Schedule of Investments July 31, 2026
127
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (113.4%)#Ω
Long Call Option (113.2%)
351
24,148,449
Invesco QQQ Trust Series 1 Expires
08/31/26, Strike $3.94 $ 23,998,328
Long Put Option (0.2%)
351
24,148,449
Invesco QQQ Trust Series 1 Expires
08/31/26, Strike $570.40 37,967
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $21,143,927)
24,036,295
TOTAL INVESTMENTS (113.4%)
(Cost $21,143,927)
24,036,295
LIABILITIES, LESS OTHER ASSETS (-13.4%)
(2,847,026)
NET ASSETS (100.0%) $ 21,189,269
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-13.5%)#Ω
Short Call Option (-13.5%)
(351)
(24,148,449)
Invesco QQQ Trust Series 1 Expires
08/31/26, Strike $610.39
(Premium $1,218,462) $ (2,866,155)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 24,036,295 $ — $ 24,036,295
Total $ — $ 24,036,295 $ — $ 24,036,295
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 2,866,155 $ — $ 2,866,155
Total $ — $ 2,866,155 $ — $ 2,866,155

Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December
Schedule of Investments July 31, 2026
128
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (108.5%)#Ω
Long Call Option (106.3%)
341
23,460,459
Invesco QQQ Trust Series 1 Expires
11/30/26, Strike $4.27 $ 23,294,051
Long Put Option (2.2%)
341
23,460,459
Invesco QQQ Trust Series 1 Expires
11/30/26, Strike $619.25 483,538
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $22,469,439)
23,777,589
TOTAL INVESTMENTS (108.5%)
(Cost $22,469,439)
23,777,589
LIABILITIES, LESS OTHER ASSETS (-8.5%)
(1,866,160)
NET ASSETS (100.0%) $ 21,911,429
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-9.0%)#Ω
Short Call Option (-9.0%)
(341)
(23,460,459)
Invesco QQQ Trust Series 1 Expires
11/30/26, Strike $663.22
(Premium $1,306,137) $ (1,978,482)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 23,777,589 $ — $ 23,777,589
Total $ — $ 23,777,589 $ — $ 23,777,589
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,978,482 $ — $ 1,978,482
Total $ — $ 1,978,482 $ — $ 1,978,482

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January
Schedule of Investments July 31, 2026
129
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (113.3%)#Ω
Long Call Option (112.0%)
1,424
41,466,880
iShares
®
Russell 2000
®
ETF Expires
12/31/26, Strike $1.70 $ 40,975,720
Long Put Option (1.3%)
1,424
41,466,880
iShares
®
Russell 2000
®
ETF Expires
12/31/26, Strike $246.16 492,627
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $37,021,547)
41,468,347
TOTAL INVESTMENTS (113.3%)
(Cost $37,021,547)
41,468,347
LIABILITIES, LESS OTHER ASSETS (-13.3%)
(4,880,637)
NET ASSETS (100.0%) $ 36,587,710
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-13.7%)#Ω
Short Call Option (-13.7%)
(1,424)
(41,466,880)
iShares
®
Russell 2000
®
ETF Expires
12/31/26, Strike $264.65
(Premium $2,125,193) $ (5,006,684)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 41,468,347 $ — $ 41,468,347
Total $ — $ 41,468,347 $ — $ 41,468,347
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 5,006,684 $ — $ 5,006,684
Total $ — $ 5,006,684 $ — $ 5,006,684

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April
Schedule of Investments July 31, 2026
130
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (114.2%)#Ω
Long Call Option (111.9%)
515
14,996,800
iShares
®
Russell 2000
®
ETF Expires
03/31/27, Strike $1.71 $ 14,788,204
Long Put Option (2.3%)
515
14,996,800
iShares
®
Russell 2000
®
ETF Expires
03/31/27, Strike $248.00 303,773
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $13,900,158)
15,091,977
TOTAL INVESTMENTS (114.2%)
(Cost $13,900,158)
15,091,977
LIABILITIES, LESS OTHER ASSETS (-14.2%)
(1,874,377)
NET ASSETS (100.0%) $ 13,217,600
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-14.7%)#Ω
Short Call Option (-14.7%)
(515)
(14,996,800)
iShares
®
Russell 2000
®
ETF Expires
03/31/27, Strike $267.67
(Premium $1,162,354) $ (1,946,807)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 15,091,977 $ — $ 15,091,977
Total $ — $ 15,091,977 $ — $ 15,091,977
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,946,807 $ — $ 1,946,807
Total $ — $ 1,946,807 $ — $ 1,946,807

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July
Schedule of Investments July 31, 2026
131
www.calamos.com
See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (103.2%)#Ω
Long Call Option (95.2%)
1,242
36,167,040
iShares
®
Russell 2000
®
ETF Expires
06/30/27, Strike $2.07 $ 35,574,612
Long Put Option (8.0%)
1,242
36,167,040
iShares
®
Russell 2000
®
ETF Expires
06/30/27, Strike $300.45 2,991,109
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $39,181,079)
38,565,721
TOTAL INVESTMENTS (103.2%)
(Cost $39,181,079)
38,565,721
LIABILITIES, LESS OTHER ASSETS (-3.2%)
(1,188,138)
NET ASSETS (100.0%) $ 37,377,583
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-3.9%)#Ω
Short Call Option (-3.9%)
(1,242)
(36,167,040)
iShares
®
Russell 2000
®
ETF Expires
06/30/27, Strike $328.30
(Premium $2,146,613) $ (1,449,497)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 38,565,721 $ — $ 38,565,721
Total $ — $ 38,565,721 $ — $ 38,565,721
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 1,449,497 $ — $ 1,449,497
Total $ — $ 1,449,497 $ — $ 1,449,497

Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October
Schedule of Investments July 31, 2026
132
See accompanying Notes to Schedule of Investments
CALAMOS ETF FAMILY OF FUNDS ANNUAL REPORT
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2026 (see Note 7):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (112.6%)#Ω
Long Call Option (112.2%)
1,019
29,673,280
iShares
®
Russell 2000
®
ETF Expires
09/30/26, Strike $1.67 $ 29,393,055
Long Put Option (0.4%)
1,019
29,673,280
iShares
®
Russell 2000
®
ETF Expires
09/30/26, Strike $241.96 86,615
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $26,075,403)
29,479,670
TOTAL INVESTMENTS (112.6%)
(Cost $26,075,403)
29,479,670
LIABILITIES, LESS OTHER ASSETS (-12.6%)
(3,287,610)
NET ASSETS (100.0%) $ 26,192,060
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (-12.8%)#Ω
Short Call Option (-12.8%)
(1,019)
(29,673,280)
iShares
®
Russell 2000
®
ETF Expires
09/30/26, Strike $260.98
(Premium $1,526,669) $ (3,346,396)
# Non-income producing security.
Ω FLexible EXchange® Options (see Note 1).
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Exchange-Traded Purchased Options 2 $ — $ 29,479,670 $ — $ 29,479,670
Total $ — $ 29,479,670 $ — $ 29,479,670
Liabilities: — — — —
Exchange-Traded Written Option 1 $ — $ 3,346,396 $ — $ 3,346,396
Total $ — $ 3,346,396 $ — $ 3,346,396

Notes to Financial Statements

www.calamos.com
Note 1 – Organization and Significant Accounting Policies
Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of forty-
four series as of the date of this report. These financial statements relate to the funds listed on page 1 (each, a “Fund” and collectively, the “Funds”).
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to commencement of operations, each Fund had issued one share of beneficial interest at a purchase price of $25 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC, except the Calamos
Antetokounmpo Global Sustainable Equities ETF (SROI), which issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000, and the Calamos Tax-Aware Collateral ETF (CBOX), which issued 1 share of beneficial interest at an aggregate purchase price of $100.
Each Fund is actively managed. The diversification classifications and investment objectives of the Funds are as follows:
TICKER
DIVERSIFICATION
CLASSIFICATION OBJECTIVE
\
(a)
SROI Diversified Long-term capital appreciation.
CAIE, CAIQ Non-Diversified Seeks to generate high monthly income while providing reduced downside risk through exposure to the MerQube
US Large Cap Vol Advantage Autocallable Index and the MerQube Nasdaq-100
®
Vol Advantage Autocallable Index,
respectively.
CAGE Non-Diversified Seeks to generate long-term capital growth while providing reduced downside risk through exposure to the MerQube
US Large Cap Vol Advantage Autocallable Growth Index.
CCEF Non-Diversified High current income and long-term capital appreciation.
CVRT Non-Diversified Total return through capital appreciation and current income.
CANQ Non-Diversified Attractive risk-adjusted return through capital appreciation and current income.
CBOJ, CBOA,
CBOY, CBOO
Non-Diversified Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome Period”).
CBTJ, CBTA,
CBTY, CBTO
Non-Diversified Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome
Period”).
CBXJ, CBXA,
CBXY, CBXO
Non-Diversified Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant (“BRRNY”) (“Spot bitcoin”), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the “Outcome
Period”).
CPSL, CBOX Non-Diversified Seeks to provide investors with capital appreciation.
CBOL, CBTL,
CBXL
Non-Diversified Seeks to provide exposure to the price of bitcoin.
CPSY, CPSF,
CPSR, CPSP,
CPSM, CPSU,
CPSJ, CPSA,
CPST, CPSO,
CPSN, CPSD
Non-Diversified Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR
®
S&P 500
®
ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).
CPNM, CPNJ,
CPNS, CPNQ
Non-Diversified Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ Trust, Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
\
(a)
Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus. Current Caps and Outcome Periods are reflected in each Fund’s prospectus.
Calamos Antetokounmpo Asset Management LLC (“CGAM”) serves as the Fund’s adviser for the Calamos Antetokounmpo
Global Sustainable Equities ETF. CGAM is jointly owned by Calamos Advisors LLC (“Calamos Advisors”) and Original C Fund,
LLC ("Original C"), an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund’s subadviser. Mr. Antetokounmpo serves on
CGAM's Board of Directors and has indirect control of half of CGAM's Board of Directors. Mr. Antetokounmpo is not a
portfolio manager of the Fund and is not involved in the day-to-day management of the Fund’s investments, and neither
Original C nor Mr. Antetokounmpo provides any “investment advice” to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr. Antetokounmpo is involved with marketing efforts on behalf of CGAM. If Mr.
Antetokounmpo is no longer involved with the Fund or CGAM, then “Antetokounmpo” will be removed from the name of the Fund and CGAM. Further, shareholders would be notified of any change in the name of the Fund or its strategy. CGAM is jointly owned and controlled by Calamos Advisors and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete.
Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in
Mr. Antetokounmpo no longer being associated or involved with CGAM. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.
For all other Funds in the Trust, Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) serves as the Funds’ adviser.
Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), and each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Funds.
Fund Valuation. The Trust's Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not
“interested persons” of the Funds, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee”, Calamos Advisors has adopted procedures consistent with ASC Topic 820: Fair Value Measurement to guide the determination of the net asset value (“NAV”) on any day on which the Funds' NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.
Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on their respective principal exchanges at the time the Fund determines its NAV.
Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing Price, the last current reported
sale price on NASDAQ
®
at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take
TICKER
DIVERSIFICATION
CLASSIFICATION OBJECTIVE
\
(a)
CPRY, CPRA,
CPRJ, CPRO
Non-Diversified Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares
®
Russell 2000
®
ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the “Outcome Period”).

Notes to Financial Statements

www.calamos.com
place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.
FLexible EXchange
®
Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price at the official close of that exchange’s trading day. However, when a Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee
(as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures.
Total Return Swaps (“TRS”) will typically be valued daily based upon the market prices of the reference assets. If the market price is not available, the TRS will be valued at mean between bid and asked price provided by an independent pricing agent or a dealer (which may be the counterparty).
If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.
Each Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.
Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2026. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from the disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes
(due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at year end.
Allocation of Expenses Among Funds. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income
Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund,
Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity &
Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos ETF Trust, Calamos Aksia Alternative
Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund  are
allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
Income Taxes. No provision has been made for U.S. income taxes because the Trust’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Funds’ taxable income and net realized gains.
Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.
These differences are primarily due to differing treatments for foreign currency transactions and investments in passive foreign investment companies. The financial statements are not adjusted for temporary differences.
The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from the date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Indemnifications. Under the Trust’s organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds’ management expects the risk of material loss in connection to a potential claim to be remote.
Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. Consistent with the definition of a chief operating decision maker (“CODM”) provided by Financial Accounting Standards Board ("FASB") “Accounting Standards
Update (ASU) 2023-07-Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,”  the Funds'
CODM is Calamos Advisors' Chief Executive Officer, who also serves as Trustee and Vice President of the Trust. The Funds operate as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Funds. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Funds' financial statements and financial highlights.
New Accounting Pronouncement. On December 14, 2023, the FASB issued ASU 2023-09-Income Taxes (Topic 740):
Improvements to Income Tax Disclosures , which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-
09 applies to all entities that are subject to Accounting Standards Codification ("ASC") 740, Income Taxes . The Funds
have adopted ASU 2023-09, which did not have a material impact on their financial statements.
Note 2 – Investment Advisor and Transactions with Affiliates or Certain Other Parties
Advisory Fee. Pursuant to an investment advisory agreement, each Fund pays Calamos Advisors (or CGAM with respect to Calamos Antetokounmpo Global Sustainable Equities ETF) a unitary advisory fee based on the average daily net assets of the Fund at the following annual rates:
FUND
PAYMENT
FREQUENCY ADVISORY FEE
001
Calamos Antetokounmpo Global Sustainable Equities ETF Monthly 0 .95%
005
Calamos Autocallable Income ETF Monthly 0 .74%
006
Calamos Nasdaq
®
Autocallable Income ETF Monthly 0 .74%
007
Calamos Autocallable Growth ETF Monthly 0 .74%
010
Calamos CEF Income & Arbitrage ETF Monthly 0 .74%
015
Calamos Convertible Equity Alternative ETF Monthly 0 .69%
020
Calamos Nasdaq
®
Equity & Income ETF Monthly 0 .74%
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January Quarterly 0 .69%

Notes to Financial Statements

www.calamos.com
Certain Funds may invest in shares of the Calamos Tax-Aware Collateral ETF (CBOX). Calamos Advisors has contractually agreed to waive a portion of its advisory fee charged to these Funds equal to the advisory fee paid by CBOX attributable to the Fund’s investment in CBOX, based on daily net assets. For the period ended July 31, 2026, the total advisory fees waived pursuant to such agreement were $304,475, $66,953 and $15,781 for the Calamos Autocallable Income ETF, Calamos
Nasdaq
®
Autocallable Income ETF, and Calamos Autocallable Growth ETF , respectively, and are included in the Statements of Operations under the caption “Expense reductions”.
FUND
PAYMENT
FREQUENCY ADVISORY FEE
030
Calamos Bitcoin Structured Alt Protection ETF
®
- April Quarterly 0 .69%
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July Quarterly 0 .69%
038
Calamos Bitcoin Structured Alt Protection ETF
®
- October Quarterly 0 .69%
039
Calamos Tax-Aware Collateral ETF Monthly 0 .19%
*
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January Quarterly 0 .69%
045
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April Quarterly 0 .69%
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July Quarterly 0 .69%
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October Quarterly 0 .69%
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January Quarterly 0 .69%
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April Quarterly 0 .69%
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July Quarterly 0 .69%
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October Quarterly 0 .69%
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
Quarterly 0 .10%
071
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
Quarterly 0 .10%
072
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
Quarterly 0 .10%
073
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
Quarterly 0 .10%
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January Quarterly 0 .69%
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February Quarterly 0 .69%
085
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March Quarterly 0 .69%
090
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April Quarterly 0 .69%
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May Quarterly 0 .69%
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June Quarterly 0 .69%
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July Quarterly 0 .69%
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August Quarterly 0 .69%
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September Quarterly 0 .69%
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October Quarterly 0 .69%
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November Quarterly 0 .69%
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December Quarterly 0 .69%
135
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March Quarterly 0 .69%
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June Quarterly 0 .69%
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September Quarterly 0 .69%
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December Quarterly 0 .69%
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January Quarterly 0 .69%
160
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April Quarterly 0 .69%
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July Quarterly 0 .69%
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October Quarterly 0 .69%
* Calamos Advisors has entered into an expense limitation agreement with the Trust pursuant to which Calamos Advisors has agreed to reimburse the
Fund 0.05% of the average net assets of the Fund such that the unitary fee is reduced from 0.19% to 0.14%. The agreement extends to December
1, 2029.

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
When a fund in the Calamos Family of Funds (an “Acquiring Fund”) invests in shares of another fund in the Calamos Family of Funds (an “Acquired Fund”), the portion of the Acquiring Fund’s advisory fee equal to the advisory fee payable to the
Acquired Fund (based on average daily net assets invested) is waived.
For the year ended July 31, 2026, Calamos Advisors waived or absorbed the following expenses:
These amounts are included in the Statements of Operations under the caption “Expense reductions”.
Distributor. The distributor of each Fund is Calamos Financial Services LLC (“CFS” or the “Distributor”). CFS is a limited purpose broker-dealer affiliated with Calamos Advisors. The Distributor has entered into a distribution agreement with the
Trust pursuant to which it distributes Fund shares.
Affiliated Trustees and Officers.  Two Trustees and certain officers of the Trust are also officers/directors of Calamos
Financial Services LLC (“CFS”) and Calamos Advisors. Such trustees and officers serve without direct compensation from the
Trust. The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.
As of July 31, 2026, certain affiliates of Calamos Advisors hold material investments in the Funds as follows:
Note 3 – Investments
The cost of purchases and proceeds from sales of long-term investments, excluding short-term investments and in-kind transactions, for the year ended July 31, 2026 are shown in the table below.
The cost of purchases and proceeds from in-kind transactions associated with creations and redemptions for the year ended
July 31, 2026 are shown in the table below.
FUND AMOUNT
005
Calamos Autocallable Income ETF $ 304,475
006
Calamos Nasdaq® Autocallable Income ETF 66,953
007
Calamos Autocallable Growth ETF 15,781
039
Calamos Tax-Aware Collateral ETF 140,506
FUND PERCENTAGE
001
Calamos Antetokounmpo Global Sustainable Equities ETF 35%
COST OF PURCHASES PROCEEDS FROM SALES
FUND
U.S. GOV’T
SECURITIES OTHER
U.S. GOV’T
SECURITIES OTHER
001
Calamos Antetokounmpo Global Sustainable Equities ETF $ — $ 3,878,300 $ — $ 3,848,237
005
Calamos Autocallable Income ETF — 933,426,102 — —
006
Calamos Nasdaq
®
Autocallable Income ETF — 230,217,745 — —
007
Calamos Autocallable Growth ETF — 86,832,000 — 1,628,124
010
Calamos CEF Income & Arbitrage ETF — 26,151,376 — 29,222,359
015
Calamos Convertible Equity Alternative ETF — 52,024,382 — 28,856,574
020
Calamos Nasdaq
®
Equity & Income ETF — 6,044,020 — 2,963,592
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
— 712,406 — —
071
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
— 2,497,171 — 41,773
072
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
— 8,206,472 — 4,724,146
073
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
— 1,912,651 — 71,580
FUND
COST OF IN-KIND
PURCHASES
PROCEEDS FROM
IN-KIND SALES
001
Calamos Antetokounmpo Global Sustainable Equities ETF $ 1,541,520 $ 1,618,552
005
Calamos Autocallable Income ETF — 1,678,547,674
006
Calamos Nasdaq
®
Autocallable Income ETF — 263,574,510
007
Calamos Autocallable Growth ETF — 1,990,046

Notes to Financial Statements

www.calamos.com
Note 4 – Income Taxes
For the fiscal year ended July 31, 2026, the Funds recorded the following permanent reclassifications to reflect tax character.
The results of operations and net assets were not affected by these reclassifications.
FUND
COST OF IN-KIND
PURCHASES
PROCEEDS FROM
IN-KIND SALES
010
Calamos CEF Income & Arbitrage ETF $ 15,731,139 $ 696,623
015
Calamos Convertible Equity Alternative ETF 19,499,885 32,802,768
020
Calamos Nasdaq
®
Equity & Income ETF 3,764,300 14,910,023
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January — 46,240,676
030
Calamos Bitcoin Structured Alt Protection ETF
®
- April — 5,534,558
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July — 6,382,925
038
Calamos Bitcoin Structured Alt Protection ETF
®
- October — 1,238,170
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January — 73,433,695
045
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April — 2,540,992
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July — 28,479,562
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October — 7,105,759
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January — 33,718,256
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April — 11,773,264
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July — 11,364,050
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October — 1,251,356
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
49,902,751 10,286,142
072
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
— 4,449,367
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January — 48,992,123
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February — 56,356,996
085
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March — 51,940,233
090
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April — 35,634,912
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May — 144,061,337
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June — 31,841,340
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July — 96,821,338
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August 658,831 100,441,824
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September — 54,560,552
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October — 37,136,112
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November — 44,271,604
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December — 100,884,179
135
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March — 31,028,038
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June — 92,897,874
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September — 60,418,923
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December — 43,335,587
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January — 162,452,363
160
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April — 15,275,958
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July — 98,782,504
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October — 68,251,227
FUND
PAID-IN
CAPITAL
UNDISTRIBUTED/
(OVERDISTRIBUTED)
NET INVESTMENT
INCOME
ACCUMULATED
NET REALIZED
GAIN/(LOSS) ON
INVESTMENTS
001
Calamos Antetokounmpo Global Sustainable Equities ETF $ 672,834 $ (3,278) $ (669,556)

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
The following information is presented on a federal income tax basis as of July 31, 2026. Differences between the cost basis under U.S. GAAP and federal income tax purposes are primarily due to temporary differences.
FUND
PAID-IN
CAPITAL
UNDISTRIBUTED/
(OVERDISTRIBUTED)
NET INVESTMENT
INCOME
ACCUMULATED
NET REALIZED
GAIN/(LOSS) ON
INVESTMENTS
005
Calamos Autocallable Income ETF $ (71,772,412) $ 78,747,433 $ (6,975,021)
006
Calamos Nasdaq
®
Autocallable Income ETF (13,481,278) 14,297,673 (816,395)
007
Calamos Autocallable Growth ETF 10,227 — (10,227)
010
Calamos CEF Income & Arbitrage ETF (66,781) (304,006) 370,787
015
Calamos Convertible Equity Alternative ETF 6,427,917 1,464,801 (7,892,718)
020
Calamos Nasdaq
®
Equity & Income ETF 1,648,454 (40,243) (1,608,211)
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January 165,751 — (165,751)
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July 3,091 — (3,091)
038
Calamos Bitcoin Structured Alt Protection ETF
®
- October 1,150 — (1,150)
039
Calamos Tax-Aware Collateral ETF (347,085) 347,085 —
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January 969,293 — (969,293)
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July 30,896 — (30,896)
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October (1,822) — 1,822
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January 421,546 — (421,546)
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April 342,166 — (342,166)
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July 2,377 — (2,377)
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October 779 — (779)
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
463,946 95,147 (559,093)
071
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
(1,154) 1,154 —
072
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
(223,645) 1,740 221,905
073
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
(806) 806 —
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January 3,435,625 161,901 (3,597,526)
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February 3,621,174 190,587 (3,811,761)
085
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March 4,124,562 175,406 (4,299,968)
090
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April 3,020,162 113,428 (3,133,590)
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May 14,965,568 381,459 (15,347,027)
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June 2,666,206 92,470 (2,758,676)
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July 8,653,441 281,481 (8,934,922)
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August 7,789,146 294,028 (8,083,174)
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September 3,532,827 209,013 (3,741,840)
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October 2,415,041 162,443 (2,577,484)
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November 2,812,934 202,095 (3,015,029)
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December 6,015,139 312,144 (6,327,283)
135
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March 2,985,779 90,673 (3,076,452)
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June 9,715,237 241,205 (9,956,442)
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September 4,189,355 166,315 (4,355,670)
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December 2,567,879 161,226 (2,729,105)
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January 10,070,858 356,784 (10,427,642)
160
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April 1,536,544 58,547 (1,595,091)
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July 8,881,922 211,810 (9,093,732)
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October 3,993,712 206,014 (4,199,726)

Notes to Financial Statements

www.calamos.com
The cost basis of investments for federal income tax purposes at July 31, 2026 was as follows:
FUND
COST BASIS OF
INVESTMENTS
GROSS UNREALIZED
APPRECIATION
GROSS UNREALIZED
DEPRECIATION
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
001
Calamos Antetokounmpo Global Sustainable Equities ETF $ 13,496,491 $ 5,760,692 $ (547,671) $ 5,213,021
005
Calamos Autocallable Income ETF 1,092,210,460 72,993,287 — 72,993,287
006
Calamos Nasdaq
®
Autocallable Income ETF 273,032,854 9,343,383 — 9,343,383
007
Calamos Autocallable Growth ETF 103,620,255 1,375,492 — 1,375,492
010
Calamos CEF Income & Arbitrage ETF 28,580,224 1,920,106 (183,040) 1,737,066
015
Calamos Convertible Equity Alternative ETF 33,975,480 846,812 (1,370,862) (524,050)
020
Calamos Nasdaq
®
Equity & Income ETF 20,389,095 1,393,802 (886,620) 507,182
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January 17,493,269 4,937,324 (4,708,201) 229,123
030
Calamos Bitcoin Structured Alt Protection ETF
®
- April 4,753,218 1,627,411 (1,567,590) 59,821
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July 4,824,020 323,662 (287,800) 35,862
038
Calamos Bitcoin Structured Alt Protection ETF
®
- October 6,126,307 817,794 (818,655) (861)
039
Calamos Tax-Aware Collateral ETF 1,266,797,957 11,584,293 — 11,584,293
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
-
January 24,259,405 1,988,757 (2,590,467) (601,710)
045
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April 5,067,757 1,122,264 (1,074,754) 47,510
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July 4,817,120 135,669 (137,308) (1,639)
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
-
October 27,545,597 658,934 (663,367) (4,433)
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
-
January 17,068,917 3,035,606 (3,148,146) (112,540)
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April 4,493,564 404,072 (696,388) (292,316)
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July 5,409,761 391,609 (355,377) 36,232
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
-
October 9,930,087 806,140 (807,367) (1,227)
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
117,941,652 7,526,589 — 7,526,589
071
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
2,454,186 — (112,878) (112,878)
072
Calamos Laddered Bitcoin 80 Series Structured Alt
Protection ETF
®
3,260,422 — (627,322) (627,322)
073
Calamos Laddered Bitcoin 90 Series Structured Alt
Protection ETF
®
1,830,880 — (342,503) (342,503)
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January 25,539,838 2,596,156 (1,695,275) 900,881
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
-
February 32,566,190 2,842,506 (1,873,712) 968,794
085
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March 30,279,678 3,077,010 (2,267,397) 809,613
090
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April 20,328,159 2,782,222 (2,231,684) 550,538
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May 55,518,446 2,365,420 (1,595,176) 770,244
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June 26,051,459 394,276 (227,704) 166,572
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July 45,967,853 454,134 (109,417) 344,717
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August 42,198,653 — (2,751) (2,751)
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
-
September 30,262,347 5,000,872 (3,167,127) 1,833,745
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
-
October 25,288,925 3,158,602 (1,858,842) 1,299,760

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
Distributions were characterized for federal income tax purposes as follows:
FUND
COST BASIS OF
INVESTMENTS
GROSS UNREALIZED
APPRECIATION
GROSS UNREALIZED
DEPRECIATION
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
-
November $ 33,220,134 $ 3,517,743 $ (1,972,256) $ 1,545,487
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
-
December 43,113,042 4,306,892 (2,512,659) 1,794,233
135
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
-
March 14,287,775 1,964,701 (1,588,232) 376,469
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
-
June 41,745,450 2,384,762 (2,467,426) (82,664)
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
-
September 19,925,465 4,138,920 (2,894,245) 1,244,675
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
-
December 21,163,302 2,374,018 (1,738,213) 635,805
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
-
January 34,896,354 6,496,852 (4,931,543) 1,565,309
160
Calamos Russell 2000
®
Structured Alt Protection ETF
®
-
April 12,737,804 1,881,868 (1,474,502) 407,366
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
-
July 37,034,465 904,096 (822,337) 81,759
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
-
October 24,548,734 5,097,817 (3,513,277) 1,584,540
YEAR OR PERIOD ENDED
JULY 31, 2026
YEAR OR PERIOD ENDED
JULY 31, 2025
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL GAIN
RETURN OF
CAPITAL
ORDINARY
INCOME
LONG-TERM
CAPITAL GAIN
RETURN OF
CAPITAL
001
Calamos Antetokounmpo Global Sustainable
Equities ETF $ 101,506 $ — $ — $ 89,738 $ — $ —
005
Calamos Autocallable Income ETF 3,927,290 — 78,747,433 — — —
006
Calamos Nasdaq® Autocallable Income ETF 242,471 — 14,297,673 — — —
010
Calamos CEF Income & Arbitrage ETF 1,935,940 180,311 — 1,270,831 57,079 —
015
Calamos Convertible Equity Alternative ETF 304,188 — — 146,566 — —
020
Calamos Nasdaq® Equity & Income ETF 1,163,388 — 44,507 281,051 — —
025
Calamos Bitcoin Structured Alt Protection
ETF® - January 1,024,516 — — — — —
030
Calamos Bitcoin Structured Alt Protection
ETF® - April 115,309 — — — — —
035
Calamos Bitcoin Structured Alt Protection
ETF® - July 84,120 — — — — —
038
Calamos Bitcoin Structured Alt Protection
ETF® - October 42,114 — — — — —
040
Calamos Bitcoin 80 Series Structured Alt
Protection ETF® - January 475,695 — — — — —
045
Calamos Bitcoin 80 Series Structured Alt
Protection ETF® - April 24,800 — — — — —
050
Calamos Bitcoin 80 Series Structured Alt
Protection ETF® - July 112,903 — — — — —
053
Calamos Bitcoin 80 Series Structured Alt
Protection ETF® - October 47,550 — — — — —

Notes to Financial Statements

www.calamos.com
As of July 31, 2026, the components of accumulated earnings/(loss) on a tax basis were as follows:
YEAR OR PERIOD ENDED
JULY 31, 2026
YEAR OR PERIOD ENDED
JULY 31, 2025
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL GAIN
RETURN OF
CAPITAL
ORDINARY
INCOME
LONG-TERM
CAPITAL GAIN
RETURN OF
CAPITAL
055
Calamos Bitcoin 90 Series Structured Alt
Protection ETF® - January $ 379,347 $ — $ — $ — $ — $ —
060
Calamos Bitcoin 90 Series Structured Alt
Protection ETF® - April 106,313 — — — — —
065
Calamos Bitcoin 90 Series Structured Alt
Protection ETF® - July 127,704 — — — — —
068
Calamos Bitcoin 90 Series Structured Alt
Protection ETF® - October 46,468 — — — — —
071
Calamos Laddered Bitcoin Structured Alt
Protection ETF® 32,106 — — — — —
072
Calamos Laddered Bitcoin 80 Series
Structured Alt Protection ETF® 10,182 — — — — —
073
Calamos Laddered Bitcoin 90 Series
Structured Alt Protection ETF® 23,671 — — — — —
1
001
CALAMOS
ANTETOKOUNMPO
GLOBAL SUSTAINABLE
EQUITIES ETF
005
CALAMOS
AUTOCALLABLE
INCOME ETF
006
CALAMOS NASDAQ
®
AUTOCALLABLE
INCOME ETF
007
CALAMOS
AUTOCALLABLE
GROWTH ETF
Undistributed ordinary income $ 133,417 $ — $ — $ 14,695
Total undistributed earnings 133,417 — — 14,695
Accumulated capital and other losses — (133,771) (44,887) (1,961)
Net unrealized gains/(losses) 5,209,795 72,993,287 9,343,383 1,375,492
Total accumulated earnings/(losses) $ 5,343,212 $ 72,859,516 $ 9,298,496 $ 1,388,226
Paid-in-capital 13,438,234 1,111,511,720 277,088,242 104,410,990
Net assets applicable to common shareholders $ 18,781,446 $ 1,184,371,236 $ 286,386,738 $ 105,799,216
1
010
CALAMOS CEF INCOME
& ARBITRAGE ETF
015
CALAMOS
CONVERTIBLE EQUITY
ALTERNATIVE ETF
020
CALAMOS NASDAQ
®
EQUITY & INCOME ETF
025
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
Undistributed ordinary income $ — $ 1,212,809 $ — $ 294,551
Undistributed capital gains 121,414 — — —
Total undistributed earnings 121,414 1,212,809 — 294,551
Accumulated capital and other losses — — (463,186) (3,120,647)
Net unrealized gains/(losses) 1,737,066 (524,050) 507,182 229,123
Total accumulated earnings/(losses) $ 1,858,480 $ 688,759 $ 43,996 $ (2,596,973)
Paid-in-capital 32,019,805 30,043,903 21,002,641 20,412,381
Net assets applicable to common shareholders $ 33,878,285 $ 30,732,662 $ 21,046,637 $ 17,815,408
1
030
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
035
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JULY
038
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
039
CALAMOS TAX-AWARE
COLLATERAL ETF
Undistributed ordinary income $ 24,165 $ 82,352 $ 103,974 $ —
Total undistributed earnings 24,165 82,352 103,974 —
Accumulated capital and other losses (472,853) (293,249) (199,345) —

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
1
030
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
035
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- JULY
038
CALAMOS BITCOIN
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
039
CALAMOS TAX-AWARE
COLLATERAL ETF
Net unrealized gains/(losses) 59,821 35,862 (861) 11,584,293
Total accumulated earnings/(losses) $ (388,867) $ (175,035) $ (96,232) $ 11,584,293
Paid-in-capital 5,242,710 5,085,832 6,237,891 1,269,845,873
Net assets applicable to common shareholders $ 4,853,843 $ 4,910,797 $ 6,141,659 $ 1,281,430,166
1
040
CALAMOS BITCOIN 80
SERIES STRUCTURED
ALT PROTECTION ETF
®
- JANUARY
045
CALAMOS BITCOIN 80
SERIES STRUCTURED
ALT PROTECTION ETF
®
- APRIL
050
CALAMOS BITCOIN 80
SERIES STRUCTURED
ALT PROTECTION ETF
®
- JULY
053
CALAMOS BITCOIN 80
SERIES STRUCTURED
ALT PROTECTION ETF
®
- OCTOBER
Undistributed ordinary income $ 387,465 $ 34,415 $ 169,010 $ 507,742
Total undistributed earnings 387,465 34,415 169,010 507,742
Accumulated capital and other losses (16,783,244) (1,567,490) (3,130,369) (4,487,795)
Net unrealized gains/(losses) (601,710) 47,510 (1,639) (4,433)
Total accumulated earnings/(losses) $ (16,997,489) $ (1,485,565) $ (2,962,998) $ (3,984,486)
Paid-in-capital 40,810,690 6,679,119 7,840,395 31,635,752
Net assets applicable to common shareholders $ 23,813,201 $ 5,193,554 $ 4,877,397 $ 27,651,266
1
055
CALAMOS BITCOIN 90
SERIES STRUCTURED
ALT PROTECTION ETF
®
- JANUARY
060
CALAMOS BITCOIN 90
SERIES STRUCTURED
ALT PROTECTION ETF
®
- APRIL
065
CALAMOS BITCOIN 90
SERIES STRUCTURED
ALT PROTECTION ETF
®
- JULY
068
CALAMOS BITCOIN 90
SERIES STRUCTURED
ALT PROTECTION ETF
®
- OCTOBER
Undistributed ordinary income $ 226,952 $ 20,114 $ 112,825 $ 159,339
Total undistributed earnings 226,952 20,114 112,825 159,339
Accumulated capital and other losses (6,564,748) (1,585,615) (1,821,623) (1,023,792)
Net unrealized gains/(losses) (112,540) (292,316) 36,232 (1,227)
Total accumulated earnings/(losses) $ (6,450,336) $ (1,857,817) $ (1,672,566) $ (865,680)
Paid-in-capital 23,499,719 6,127,303 7,177,097 10,824,030
Net assets applicable to common shareholders $ 17,049,383 $ 4,269,486 $ 5,504,531 $ 9,958,350
1
070
CALAMOS LADDERED
S&P 500
®
STRUCTURED
ALT PROTECTION ETF
®
071
CALAMOS LADDERED
BITCOIN STRUCTURED
ALT PROTECTION ETF
®
072
CALAMOS LADDERED
BITCOIN 80 SERIES
STRUCTURED ALT
PROTECTION ETF
®
073
CALAMOS LADDERED
BITCOIN 90 SERIES
STRUCTURED ALT
PROTECTION ETF
®
Accumulated capital and other losses $ (60,260) $ (1,212) $ (1) $ (10,190)
Net unrealized gains/(losses) 7,526,589 (112,878) (627,322) (342,503)
Total accumulated earnings/(losses) $ 7,466,329 $ (114,090) $ (627,323) $ (352,693)
Paid-in-capital 118,114,171 2,457,382 3,263,653 1,842,134
Net assets applicable to common shareholders $ 125,580,500 $ 2,343,292 $ 2,636,330 $ 1,489,441
1
075
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
080
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- FEBRUARY
085
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
090
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
Accumulated capital and other losses $ (2,089,004) $ (2,545,032) $ (2,523,160) $ (2,016,370)
Net unrealized gains/(losses) 900,881 968,794 809,613 550,538
Total accumulated earnings/(losses) $ (1,188,123) $ (1,576,238) $ (1,713,547) $ (1,465,832)
Paid-in-capital 27,714,252 35,256,228 32,950,136 22,477,553

Notes to Financial Statements

www.calamos.com
The following Funds had capital loss carryforwards for the year ended July 31, 2026, with no expiration date, available to offset future realized capital gains:
1
075
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JANUARY
080
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- FEBRUARY
085
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
090
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- APRIL
Net assets applicable to common shareholders $ 26,526,129 $ 33,679,990 $ 31,236,589 $ 21,011,721
1
095
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- MAY
100
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JUNE
105
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- JULY
110
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- AUGUST
Accumulated capital and other losses $ (11,493,630) $ (2,085,579) $ (7,411,272) $ (8,267,040)
Net unrealized gains/(losses) 770,244 166,572 344,717 (2,751)
Total accumulated earnings/(losses) $ (10,723,386) $ (1,919,007) $ (7,066,555) $ (8,269,791)
Paid-in-capital 67,347,925 28,333,935 53,747,850 50,833,173
Net assets applicable to common shareholders $ 56,624,539 $ 26,414,928 $ 46,681,295 $ 42,563,382
1
115
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
120
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- OCTOBER
125
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- NOVEMBER
130
CALAMOS S&P 500
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
Accumulated capital and other losses $ (2,123,530) $ (1,767,979) $ (1,753,050) $ (2,417,902)
Net unrealized gains/(losses) 1,833,745 1,299,760 1,545,487 1,794,233
Total accumulated earnings/(losses) $ (289,785) $ (468,219) $ (207,563) $ (623,669)
Paid-in-capital 32,473,078 27,097,943 35,045,268 45,661,121
Net assets applicable to common shareholders $ 32,183,293 $ 26,629,724 $ 34,837,705 $ 45,037,452
1
135
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- MARCH
140
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- JUNE
145
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- SEPTEMBER
150
CALAMOS
NASDAQ-100
®
STRUCTURED ALT
PROTECTION ETF
®
- DECEMBER
Accumulated capital and other losses $ (1,864,837) $ (8,756,205) $ (3,376,586) $ (1,513,569)
Net unrealized gains/(losses) 376,469 (82,664) 1,244,675 635,805
Total accumulated earnings/(losses) $ (1,488,368) $ (8,838,869) $ (2,131,911) $ (877,764)
Paid-in-capital 16,260,353 50,830,380 23,321,180 22,789,193
Net assets applicable to common shareholders $ 14,771,985 $ 41,991,511 $ 21,189,269 $ 21,911,429
1
155
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION ETF
®
- JANUARY
160
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION ETF
®
- APRIL
165
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION ETF
®
- JULY
170
CALAMOS RUSSELL
2000
®
STRUCTURED
ALT PROTECTION ETF
®
- OCTOBER
Accumulated capital and other losses $ (4,723,993) $ (1,080,374) $ (8,705,732) $ (1,851,596)
Net unrealized gains/(losses) 1,565,309 407,366 81,759 1,584,540
Total accumulated earnings/(losses) $ (3,158,684) $ (673,008) $ (8,623,973) $ (267,056)
Paid-in-capital 39,746,394 13,890,608 46,001,556 26,459,116
Net assets applicable to common shareholders $ 36,587,710 $ 13,217,600 $ 37,377,583 $ 26,192,060
FUND SHORT-TERM LONG-TERM
001
Calamos Antetokounmpo Global Sustainable Equities ETF $ — $ —
005
Calamos Autocallable Income ETF 133,771 —

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
The following funds had capital loss carryforwards utilized in the year ended July 31, 2026:
FUND SHORT-TERM LONG-TERM
006
Calamos Nasdaq
®
Autocallable Income ETF $ 44,887 $ —
007
Calamos Autocallable Growth ETF 1,961 —
010
Calamos CEF Income & Arbitrage ETF — —
015
Calamos Convertible Equity Alternative ETF — —
020
Calamos Nasdaq
®
Equity & Income ETF 385,003 78,183
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January 1,235,070 1,866,934
030
Calamos Bitcoin Structured Alt Protection ETF
®
- April 189,104 283,749
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July 117,224 176,025
038
Calamos Bitcoin Structured Alt Protection ETF
®
- October 79,738 119,607
039
Calamos Tax-Aware Collateral ETF — —
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January 6,711,229 10,071,625
045
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April 627,151 940,339
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July 1,249,074 1,881,295
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October 1,795,460 2,692,335
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January 2,621,661 3,936,384
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April 634,219 951,396
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July 728,309 1,093,314
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October 409,513 614,279
070
Calamos Laddered S&P 500
®
Structured Alt Protection ETF
®
60,260 —
071
Calamos Laddered Bitcoin Structured Alt Protection ETF
®
1,212 —
072
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
®
1 —
073
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
10,190 —
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January 2,089,004 —
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February 2,545,032 —
085
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March 2,523,160 —
090
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April 2,016,370 —
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May 11,493,630 —
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June 2,085,579 —
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July 7,411,272 —
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August 8,267,040 —
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September 2,118,507 —
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October 1,767,979 —
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November 1,753,050 —
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December 2,417,902 —
135
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March 1,864,837 —
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June 8,756,205 —
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September 3,339,865 —
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December 1,455,379 —
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January 4,696,611 —
160
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April 1,080,374 —
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July 8,705,732 —
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October 1,841,093 —
FUND UTILIZED
001
Calamos Antetokounmpo Global Sustainable Equities ETF $ 175,651
015
Calamos Convertible Equity Alternative ETF 166,333

Notes to Financial Statements

www.calamos.com
Note 5 – Derivative Instruments
Counterparty Risk. A Fund will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all. Even temporary disruptions in a counterparty’s ability to perform under derivative agreements could significantly impact
Fund performance. A Fund may have substantial exposure to a single counterparty, which may result in the Fund being more susceptible to a single economic or regulatory occurrence affecting such counterparty. With respect to Calamos Autocallable
Income ETF (CAIE), Calamos Nasdaq
®
Autocallable Income ETF (CAIQ), and Calamos Autocallable Growth ETF (CAGE), each
Fund’s holdings consist primarily of contractual claims against swap counterparties, making each Fund particularly vulnerable to counterparty failure.
Derivatives Risk. Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. While hedging with derivatives can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom a Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement.
Digital Assets Risk. The Bitcoin, Bitcoin 80 Series and Bitcoin 90 Series Structured Alt Protection ETFs
®
may engage in option
transactions that reference the price performance of one or more underlying exchange-traded products (“Underlying ETPs”)
which, in turn, own bitcoin and/or one or more indexes that are designed to track the price of bitcoin (“Bitcoin Index”). The value of the Underlying ETPs and/or Bitcoin Index relates to the value of bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors that could adversely affect the value of the Underlying ETPs and/or
Bitcoin Index.
Equity Risk. Each Fund may engage in option transactions and in doing so achieve similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.
To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). Certain Funds may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.
Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.
Certain Funds may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation
(“OCC”). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
performance by counterparties to certain derivatives contracts. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Funds will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the
Fund shares, a Fund’s NAV and, in turn, the share price of a Fund, could be negatively impacted. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.
As of July 31, 2026, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and
Liabilities as follows:
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS AUTOCALLABLE INCOME ETF
Gross amounts at fair value:
Total Return Swaps
(3)
$ 65,113,992 $ —
$ 65,113,992 $ —
65,113,992 —
CALAMOS NASDAQ® AUTOCALLABLE INCOME ETF
Gross amounts at fair value:
Total Return Swaps
(3)
$ 7,747,268 $ —
$ 7,747,268 $ —
7,747,268 —
CALAMOS AUTOCALLABLE GROWTH ETF
Gross amounts at fair value:
Total Return Swaps
(3)
$ 953,904 $ —
$ 953,904 $ —
953,904 —
CALAMOS NASDAQ® EQUITY & INCOME ETF
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 2,976,214 $ —
$ 2,976,214 $ —
2,976,214 —
CALAMOS BITCOIN STRUCTURED ALT PROTECTION ETF® - JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 27,114,737 $ —
Exchange-Traded Written Options
(4)
— 9,392,345
$ 27,114,737 $ 9,392,345
27,114,737 9,392,345

Notes to Financial Statements

www.calamos.com
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS BITCOIN STRUCTURED ALT PROTECTION ETF® - APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 7,723,359 $ —
Exchange-Traded Written Options
(4)
— 2,910,320
$ 7,723,359 $ 2,910,320
7,723,359 2,910,320
CALAMOS BITCOIN STRUCTURED ALT PROTECTION ETF® - JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 8,204,096 $ —
Exchange-Traded Written Options
(4)
— 3,344,214
$ 8,204,096 $ 3,344,214
8,204,096 3,344,214
CALAMOS BITCOIN STRUCTURED ALT PROTECTION ETF® - OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 1 $ —
Exchange-Traded Written Options
(4)
— —
(1)
$ 1 $ —
(1)
1 —
CALAMOS TAX-AWARE COLLATERAL ETF
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 1,278,382,250 $ —
$ 1,278,382,250 $ —
1,278,382,250 —
CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® - JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 34,945,157 $ —
Exchange-Traded Written Options
(4)
— 11,287,462
$ 34,945,157 $ 11,287,462
34,945,157 11,287,462
CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® - APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 7,477,226 $ —
Exchange-Traded Written Options
(4)
— 2,361,959
$ 7,477,226 $ 2,361,959
7,477,226 2,361,959
CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® - JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 7,224,688 $ —
Exchange-Traded Written Options
(4)
— 2,409,207
$ 7,224,688 $ 2,409,207
7,224,688 2,409,207

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® - OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 1,772 $ —
Exchange-Traded Written Options
(4)
— 12
$ 1,772 $ 12
1,772 12
CALAMOS BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® - JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 25,516,942 $ —
Exchange-Traded Written Options
(4)
— 8,560,565
$ 25,516,942 $ 8,560,565
25,516,942 8,560,565
CALAMOS BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® - APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 6,428,561 $ —
Exchange-Traded Written Options
(4)
— 2,227,313
$ 6,428,561 $ 2,227,313
6,428,561 2,227,313
CALAMOS BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® - JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 8,665,085 $ —
Exchange-Traded Written Options
(4)
— 3,219,092
$ 8,665,085 $ 3,219,092
8,665,085 3,219,092
CALAMOS BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF® - OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 27 $ —
Exchange-Traded Written Options
(4)
— 4
$ 27 $ 4
27 4
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 28,340,867 $ —
Exchange-Traded Written Options
(4)
— 1,900,148
$ 28,340,867 $ 1,900,148
28,340,867 1,900,148
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - FEBRUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 35,810,931 $ —
Exchange-Traded Written Options
(4)
— 2,275,947
$ 35,810,931 $ 2,275,947
35,810,931 2,275,947

Notes to Financial Statements

www.calamos.com
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - MARCH
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 33,666,904 $ —
Exchange-Traded Written Options
(4)
— 2,577,613
$ 33,666,904 $ 2,577,613
33,666,904 2,577,613
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 23,649,350 $ —
Exchange-Traded Written Options
(4)
— 2,770,653
$ 23,649,350 $ 2,770,653
23,649,350 2,770,653
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - MAY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 59,622,794 $ —
Exchange-Traded Written Options
(4)
— 3,334,104
$ 59,622,794 $ 3,334,104
59,622,794 3,334,104
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - JUNE
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 27,057,764 $ —
Exchange-Traded Written Options
(4)
— 839,733
$ 27,057,764 $ 839,733
27,057,764 839,733
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 48,248,214 $ —
Exchange-Traded Written Options
(4)
— 1,935,644
$ 48,248,214 $ 1,935,644
48,248,214 1,935,644
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - AUGUST
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 44,173,746 $ —
Exchange-Traded Written Options
(4)
— 1,977,844
$ 44,173,746 $ 1,977,844
44,173,746 1,977,844

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - SEPTEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 35,077,615 $ —
Exchange-Traded Written Options
(4)
— 2,981,523
$ 35,077,615 $ 2,981,523
35,077,615 2,981,523
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 28,414,187 $ —
Exchange-Traded Written Options
(4)
— 1,825,502
$ 28,414,187 $ 1,825,502
28,414,187 1,825,502
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - NOVEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 36,635,406 $ —
Exchange-Traded Written Options
(4)
— 1,869,785
$ 36,635,406 $ 1,869,785
36,635,406 1,869,785
CALAMOS S&P 500® STRUCTURED ALT PROTECTION ETF® - DECEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 47,641,016 $ —
Exchange-Traded Written Options
(4)
— 2,733,741
$ 47,641,016 $ 2,733,741
47,641,016 2,733,741
CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® - MARCH
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 16,683,115 $ —
Exchange-Traded Written Options
(4)
— 2,018,871
$ 16,683,115 $ 2,018,871
16,683,115 2,018,871
CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® - JUNE
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 43,219,881 $ —
Exchange-Traded Written Options
(4)
— 1,557,095
$ 43,219,881 $ 1,557,095
43,219,881 1,557,095

Notes to Financial Statements

www.calamos.com
ASSET
DERIVATIVES
LIABILITY
DERIVATIVES
CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® - SEPTEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 24,036,295 $ —
Exchange-Traded Written Options
(4)
— 2,866,155
$ 24,036,295 $ 2,866,155
24,036,295 2,866,155
CALAMOS NASDAQ-100® STRUCTURED ALT PROTECTION ETF® - DECEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 23,777,589 $ —
Exchange-Traded Written Options
(4)
— 1,978,482
$ 23,777,589 $ 1,978,482
23,777,589 1,978,482
CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® - JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 41,468,347 $ —
Exchange-Traded Written Options
(4)
— 5,006,684
$ 41,468,347 $ 5,006,684
41,468,347 5,006,684
CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® - APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 15,091,977 $ —
Exchange-Traded Written Options
(4)
— 1,946,807
$ 15,091,977 $ 1,946,807
15,091,977 1,946,807
CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® - JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 38,565,721 $ —
Exchange-Traded Written Options
(4)
— 1,449,497
$ 38,565,721 $ 1,449,497
38,565,721 1,449,497
CALAMOS RUSSELL 2000® STRUCTURED ALT PROTECTION ETF® - OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options
(2)
$ 29,479,670 $ —
Exchange-Traded Written Options
(4)
— 3,346,396
$ 29,479,670 $ 3,346,396
29,479,670 3,346,396

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
For the year ended July 31, 2026, the volume of derivative activity for the Fund is reflected below:*
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS AUTOCALLABLE
INCOME ETF
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED OF DEFAULT OF DEFAULT
JPMorgan Chase Bank N.A. ISDA $65,113,992 $— $— $65,113,992 $—
$65,113,992 $— $— $65,113,992 $—
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS NASDAQ®
AUTOCALLABLE INCOME ETF
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED OF DEFAULT OF DEFAULT
JPMorgan Chase Bank N.A. ISDA $7,747,268 $— $— $7,747,268 $—
$7,747,268 $— $— $7,747,268 $—
GROSS AMOUNTS NOT OFFSET
IN THE STATEMENT OF ASSETS AND LIABILITIES
CALAMOS AUTOCALLABLE
GROWTH ETF
GROSS AMOUNTS PRESENTED IN THE
STATEMENT OF ASSETS AND LIABILITIES
COLLATERAL
NET AMOUNT
RECEIVABLE IN
THE EVENT
NET AMOUNT
PAYABLE IN
THE EVENT
Counterparty ASSETS LIABILITIES PLEDGED OF DEFAULT OF DEFAULT
JPMorgan Chase Bank N.A. ISDA $953,904 $— $— $953,904 $—
$953,904 $— $— $953,904 $—
FUND
PURCHASED
OPTIONS
(2)
WRITTEN
OPTIONS
(4)
SWAPS
(3)
005
Calamos Autocallable Income ETF 1,678 1,678 59,842,858
006
Calamos Nasdaq
®
Autocallable Income ETF 264 264 10,559,046
007
Calamos Autocallable Growth ETF — — 753,236
020
Calamos Nasdaq
®
Equity & Income ETF 2,020 14 —
025
Calamos Bitcoin Structured Alt Protection ETF
®
- January 4,447 3,850 —
030
Calamos Bitcoin Structured Alt Protection ETF
®
- April 761 665 —
035
Calamos Bitcoin Structured Alt Protection ETF
®
- July 1,052 955 —
038
Calamos Bitcoin Structured Alt Protection ETF
®
- October 260 260 —
039
Calamos Tax-Aware Collateral ETF 2,570 — —
040
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- January 6,313 5,545 —
045
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- April 842 757 —
050
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- July 2,266 2,098 —
053
Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
- October 1,781 1,781 —
055
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- January 3,478 2,970 —
060
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- April 1,010 875 —
065
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- July 1,677 1,579 —
068
Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
- October 435 435 —
075
Calamos S&P 500
®
Structured Alt Protection ETF
®
- January 1,114 727 —
080
Calamos S&P 500
®
Structured Alt Protection ETF
®
- February 1,348 854 —
085
Calamos S&P 500
®
Structured Alt Protection ETF
®
- March 1,290 825 —
090
Calamos S&P 500
®
Structured Alt Protection ETF
®
- April 925 589 —

Notes to Financial Statements

www.calamos.com
* Activity during the period is measured by opened number of contracts for options purchased or written, and opened total return swaps (measured in notional).
Note 6 – Securities Lending
Each of SROI, CVRT, CCEF, and CANQ may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Fund. The Funds’ securities lending agent enters into Securities Lending Agreements with borrowers in its capacity as agent on behalf of Calamos Advisors and the Funds. Pursuant to a Securities Lending
Agreement, a Fund receives collateral for securities loaned. This collateral may include cash (U.S. and foreign currency);
securities issued or guaranteed by the United States government or its agencies or instrumentalities; and such other collateral as Calamos Advisors and the securities lending agent may agree to in writing. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds' securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The
Funds record the investment of collateral as an asset (investment in securities, at value or Restricted cash for collateral on securities loaned) and the value of the collateral as a liability (collateral for securities loaned) on the Statement of Assets and
Liabilities. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during that period while the Funds seek to enforce their rights thereto, (b) possible subnormal levels of income and lack of access to income during that period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the
Funds’ securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the
Funds lend securities.
FUND
PURCHASED
OPTIONS
(2)
WRITTEN
OPTIONS
(4)
SWAPS
(3)
095
Calamos S&P 500
®
Structured Alt Protection ETF
®
- May 2,467 1,677 —
100
Calamos S&P 500
®
Structured Alt Protection ETF
®
- June 980 589 —
105
Calamos S&P 500
®
Structured Alt Protection ETF
®
- July 1,883 1,253 —
110
Calamos S&P 500
®
Structured Alt Protection ETF
®
- August 2,048 1,335 —
115
Calamos S&P 500
®
Structured Alt Protection ETF
®
- September 1,394 900 —
120
Calamos S&P 500
®
Structured Alt Protection ETF
®
- October 1,050 657 —
125
Calamos S&P 500
®
Structured Alt Protection ETF
®
- November 1,348 828 —
130
Calamos S&P 500
®
Structured Alt Protection ETF
®
- December 1,928 1,274 —
135
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- March 690 441 —
140
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- June 1,624 1,042 —
145
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- September 1,416 935 —
150
Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
- December 1,276 752 —
155
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- January 9,526 7,003 —
160
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- April 1,340 794 —
165
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- July 3,636 2,295 —
170
Calamos Russell 2000
®
Structured Alt Protection ETF
®
- October 5,052 3,674 —
(1) Amount is less than $1.
(2) Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".
(3) Generally, the Statement of Assets and Liabilities location for Swap contracts is Unrealized appreciation on total return swaps for asset derivatives and
Unrealized depreciation on total return swaps for liability derivatives.
(4) Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT
The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as of July 31, 2026.
Note 7 – Fair Value Measurements
Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker that makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’
investments.
The summary of the inputs used in valuing the Funds’ holdings is available after each Fund's Schedule of Investments.
Note 8 – Creation and Redemption Transactions
Each Fund offers and issues shares at NAV only in aggregations of a specified number of shares, generally in exchange for a basket of securities constituting the portfolio holdings of a Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Funds are listed and principally trade on the NYSE Arca,
Inc. ("NYSE Arca"), the Nasdaq Stock Market LLC, or the CBOE BZX Exchange, Inc. (each, an “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV. Unlike mutual funds, Fund shares are not individually redeemable securities. Rather, each Fund issues and redeems shares on a continuous basis at NAV, typically in creation units
(each, a “Creation Unit”). In the event of the liquidation of a Fund, the Trust may lower the number of shares in a Creation
Unit. Financial entities known as “authorized participants” have contractual arrangements with each Fund or the Distributor to purchase and redeem Fund shares directly with such Fund in Creation Units in exchange for the securities comprising the
Fund and/or cash, or some combination thereof. Fund shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund’s NAV. Fund shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund shares deposits with such Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation
Unit of Fund shares for a basket of securities and other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act (“Rule 6c-11”), a Fund may utilize baskets that are not representative of the Fund’s portfolio.
Such “custom baskets” are discussed in each Fund’s Statement of Additional Information in the section entitled “Creation and Redemption of Creation Units”. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases,
AMOUNT OF
COLLATERAL
HELD IN
SHORT TERM
INVESTMENTS
AND
RESTRICTED
AMOUNT OF
NON-CASH TOTAL
VALUE OF SECURITIES ON
LOAN TO BROKER-DEALERS AND
BANKS BY ASSET CLASS ON LOAN
EXCESS
AMOUNT
DUE TO/(FROM)
FUND CASH COLLATERAL COLLATERAL EQUITY FIXED INCOME TOTAL COUNTERPARTY
015
Calamos Convertible Equity
Alternative ETF $ 3,248,612 $ — $ 3,248,612 $ 2,466,809 $ 679,693 $ 3,146,502 $ 102,110

Notes to Financial Statements

www.calamos.com
conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Note 9 – Subsequent Events
Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. Other than as described below, there have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.
On September 10, 2026, the Board of the Trust determined it advisable and in the best interests of the shareholders of
Calamos Antetokounmpo Global Sustainable Equities ETF, a series of the Trust, that the Calamos Antetokounmpo Global
Sustainable Equities ETF be dissolved, terminated and liquidated on or about November 23, 2026, in accordance with the terms of a Plan of Liquidation. Effective November 19, 2026, the Calamos Antetokounmpo Global Sustainable Equities ETF
will stop accepting orders of Creation Units from authorized participants. It is expected that November 20, 2026 will be the
Calamos Antetokounmpo Global Sustainable Equities ETF’s last full day of trading on NYSE Arca, the exchange on which the
Calamos Antetokounmpo Global Sustainable Equities ETF’s shares are listed and principally trade.

Report of Independent Registered Public Accounting Firm

ETF FAMILY OF FUNDS ANNUAL REPORT
To the shareholders and the Board of Trustees of Calamos ETF Trust
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Calamos ETF Trust (the "Funds") comprising the
Calamos Antetokounmpo Global Sustainable Equities ETF, Calamos Autocallable Income ETF, Calamos Nasdaq
®
Autocallable
Income ETF, Calamos Autocallable Growth ETF, Calamos CEF Income & Arbitrage ETF, Calamos Convertible Equity Alternative
ETF, Calamos Nasdaq
®
Equity & Income ETF, Calamos Bitcoin Structured Alt Protection ETF
®
– January, Calamos Bitcoin
Structured Alt Protection ETF
®
– April, Calamos Bitcoin Structured Alt Protection ETF
®
– July, Calamos Bitcoin Structured Alt
Protection ETF
®
– October, Calamos Tax-Aware Collateral ETF, Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
–
January, Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
– April, Calamos Bitcoin 80 Series Structured Alt Protection
ETF
®
– July, Calamos Bitcoin 80 Series Structured Alt Protection ETF
®
– October, Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
– January, Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
– April, Calamos Bitcoin 90 Series
Structured Alt Protection ETF
®
– July, Calamos Bitcoin 90 Series Structured Alt Protection ETF
®
– October, Calamos Laddered
S&P 500
®
Structured Alt Protection ETF
®
, Calamos Laddered Bitcoin Structured Alt Protection ETF
®
, Calamos Laddered Bitcoin
80 Series Structured Alt Protection ETF
®
, Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
®
, Calamos S&P
500
®
Structured Alt Protection ETF
®
– January, Calamos S&P 500
®
Structured Alt Protection ETF
®
– February, Calamos S&P
500
®
Structured Alt Protection ETF
®
– March, Calamos S&P 500
®
Structured Alt Protection ETF
®
– April, Calamos S&P 500
®
Structured Alt Protection ETF
®
– May, Calamos S&P 500
®
Structured Alt Protection ETF
®
– June, Calamos S&P 500
®
Structured
Alt Protection ETF
®
– July, Calamos S&P 500
®
Structured Alt Protection ETF
®
– August, Calamos S&P 500
®
Structured Alt
Protection ETF
®
– September, Calamos S&P 500
®
Structured Alt Protection ETF
®
– October, Calamos S&P 500
®
Structured
Alt Protection ETF
®
– November, Calamos S&P 500
®
Structured Alt Protection ETF
®
– December, Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
– March, Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
– June, Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
– September, Calamos Nasdaq-100
®
Structured Alt Protection ETF
®
– December, Calamos
Russell 2000
®
Structured Alt Protection ETF
®
– January, Calamos Russell 2000
®
Structured Alt Protection ETF
®
– April, Calamos
Russell 2000
®
Structured Alt Protection ETF
®
– July, and Calamos Russell 2000
®
Structured Alt Protection ETF
®
– October,
including the schedules of investments, as of July 31, 2026, the related statements of operations, statements of changes in net assets, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Calamos ETF Trust as of July 31,
2026, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.
Individual Fund Comprising the Calamos ETF
Trust
Statement of
Operations
Statement of
Changes in
Net Assets Financial Highlights
Calamos Antetokounmpo Global Sustainable
Equities ETF
For the year ended
July 31, 2026
For the years ended July 31, 2026 and
2025
For the year ended July 31, 2026, 2025,
and 2024 and the period from February
3, 2023 (commencement of operations)
through July 31, 2023
Calamos Autocallable Income ETF For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from June 25, 2025
(commencement of operations) to July 31, 2025
Calamos Nasdaq
®
Autocallable Income ETF For the period from November 20, 2025 (commencement of operations) through July 31, 2026
Calamos Autocallable Growth ETF For the period from April 16, 2026 (commencement of operations) through July 31, 2026
Calamos CEF Income & Arbitrage ETF For the year ended
July 31, 2026
For the years ended July 31, 2026 and
2025
For the year ended July 31, 2026 and
2025 and the period from January 16,
2024 (commencement of operations) to
July 31, 2024
Calamos Convertible Equity Alternative ETF For the year ended
July 31, 2026
For the years ended July 31, 2026 and
2025
For the year ended July 31, 2026 and
2025 and the period from October 4,
2023 (commencement of operations) to
July 31, 2024

Report of Independent Registered Public Accounting Firm

www.calamos.com
Individual Fund Comprising the Calamos ETF
Trust
Statement of
Operations
Statement of
Changes in
Net Assets Financial Highlights
Calamos Nasdaq
®
Equity & Income ETF For the year ended
July 31, 2026
For the years ended July 31, 2026 and
2025
For the year ended July 31, 2026 and
2025 and for the period from February 13,
2024 (commencement of operations) to
July 31, 2024
Calamos Bitcoin Structured Alt Protection ETF
®
– January
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from January 22, 2025
(commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection
ETF
®
– April
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from April 7, 2025
(commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection
ETF
®
– July
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from July 8, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF
®
– October
For the period from October 7, 2025 (commencement of operations) to July 31, 2026
Calamos Tax-Aware Collateral ETF For the period from April 17, 2026 (commencement of operations) through July 31, 2026
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
- January
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from February 4, 2025
(commencement of operations) to July 31, 2025
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
– April
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from April 7, 2025
(commencement of operations) to July 31, 2025
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
– July
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from July 8, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 80 Series Structured Alt
Protection ETF
®
– October
For the period from October 7, 2025 (commencement of operations) through July 31, 2026
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
– January
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from February 4, 2025
(commencement of operations) to July 31, 2025
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
– April
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from April 7, 2025
(commencement of operations) to July 31, 2025
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
– July
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from July 8, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 90 Series Structured Alt
Protection ETF
®
– October
For the period from October 7, 2025 (commencement of operations) through July 31, 2026
Calamos Laddered S&P 500
®
Structured Alt
Protection ETF
®
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from September 9, 2024
(commencement of operations) to July 31, 2025
Calamos Laddered Bitcoin Structured Alt
Protection ETF
®
For the period from October 14, 2025 (commencement of operations) through July 31, 2026
Calamos Laddered Bitcoin 80 Series Structured
Alt Protection ETF
®
For the period from October 14, 2025 (commencement of operations) through July 31, 2026
Calamos Laddered Bitcoin 90 Series Structured
Alt Protection ETF
®
For the period from October 14, 2025 (commencement of operations) through July 31, 2026
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– January
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from January 2, 2025
(commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– February
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from February 3, 2025
(commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– March
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from March 3, 2025
(commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– April
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from April 1, 2025
(commencement of operations) to July 31, 2025

Report of Independent Registered Public Accounting Firm

ETF FAMILY OF FUNDS ANNUAL REPORT
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material
Individual Fund Comprising the Calamos ETF
Trust
Statement of
Operations
Statement of
Changes in
Net Assets Financial Highlights
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– May
For the year ended
July 31, 2026
For the years ended July 31, 2026 and
2025
For the year ended July 31, 2026 and
2025 and for the period from May 1,
2024 (commencement of operations) to
July 31, 2024
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– June
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from June 2, 2025
(commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– July
For the year ended
July 31, 2026
For the years ended July 31, 2026 and
2025
For the year ended July 31, 2026 and
2025 and for the period from July 1, 2024
(commencement of operations) to July
31, 2024
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– August
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from August 1, 2024
(commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– September
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from September 3, 2024
(commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– October
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from October 1, 2024
(commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– November
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from November 1, 2024
(commencement of operations) to July 31, 2025
Calamos S&P 500
®
Structured Alt Protection
ETF
®
– December
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from December 2, 2024
(commencement of operations) to July 31, 2025
Calamos Nasdaq-100
®
Structured Alt
Protection ETF
®
– March
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from March 3, 2025
(commencement of operations) to July 31, 2025
Calamos Nasdaq-100
®
Structured Alt
Protection ETF
®
– June
For the year ended
July 31, 2026
For the years ended July 31, 2026 and
2025
For the year ended July 31, 2026 and
2025 and for the period from June 3,
2024 (commencement of operations) to
July 31, 2024
Calamos Nasdaq-100
®
Structured Alt
Protection ETF
®
– September
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from September 3, 2024
(commencement of operations) to July 31, 2025
Calamos Nasdaq-100
®
Structured Alt
Protection ETF
®
– December
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from December 2, 2024
(commencement of operations) to July 31, 2025
Calamos Russell 2000
®
Structured Alt
Protection ETF
®
- January
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from January 2, 2025
(commencement of operations) to July 31, 2025
Calamos Russell 2000
®
Structured Alt
Protection ETF
®
– April
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from April 1, 2025
(commencement of operations) to July 31, 2025
Calamos Russell 2000
®
Structured Alt
Protection ETF
®
– July
For the year ended
July 31, 2026
For the years ended July 31, 2026 and
2025
For the year ended July 31, 2026 and
2025 and for the period from July 1, 2024
(commencement of operations) to July
31, 2024
Calamos Russell 2000
®
Structured Alt
Protection ETF
®
– October
For the year ended
July 31, 2026
For the year ended July 31, 2026 and for the period from October 1, 2024
(commencement of operations) to July 31, 2025

Report of Independent Registered Public Accounting Firm

www.calamos.com
misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds'
internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
September 23, 2026
We have served as the auditor of one or more Calamos Advisors LLC investment companies since 2003.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS ANNUAL REPORT
The Board of Trustees (“Board” or the “Trustees”) of Calamos ETF Trust (“Trust”), on behalf of its new series, Calamos
Autocallable Growth ETF and Calamos Tax-Aware Collateral ETF (each, a “New Fund” and, collectively, the “New Funds”), oversees the management of each New Fund, and, as required by law, determines whether to approve or (annually thereafter) continue the New Fund’s, and, in the case of Calamos Autocallable Growth ETF only, the New Fund’s wholly-
owned subsidiary’s, management agreement with Calamos Advisors LLC (“Adviser”) pursuant to which the Adviser serves as the investment manager and provides certain administrative services for each New Fund and Calamos Autocallable Growth
ETF’s wholly-owned subsidiary. The “Independent Trustees,” who comprise more than 80% of the Board, have never been affiliated with the Adviser. The wholly-owned subsidiary of Calamos Autocallable Growth ETF is referred to herein as the
“CAGE Subsidiary”.
In connection with their consideration regarding the initial approval of the management agreement for each New Fund and the CAGE Subsidiary, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and each New Fund’s and the CAGE Subsidiary’s investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.
At a meeting held on April 7-8, 2026, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between each New Fund and the CAGE Subsidiary and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the
Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent
Trustees, approved the management agreement with respect to each New Fund and the CAGE Subsidiary through September
1, 2027, subject to possible earlier termination as provided in such agreement.
In connection with its consideration of the management agreement with respect to each New Fund and the CAGE Subsidiary, the Board considered, among other things: (i) the nature, quality and extent of the Adviser’s services to be provided, (ii)
the fees and other expenses to be paid by each New Fund and the CAGE Subsidiary as well as expense information for comparable funds, (iii) the estimated profitability of the Adviser and its affiliates from their relationship with each New Fund and the CAGE Subsidiary, (iv) whether economies of scale may be realized as each New Fund and the CAGE Subsidiary grows and whether potential economies may be shared, in some measure, with each New Fund’s investors; and (v) other benefits to the Adviser from their relationship with each New Fund and the CAGE Subsidiary. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.
With respect to the management agreement with the CAGE Subsidiary, the Trustees considered that Calamos Autocallable
Growth ETF expects to utilize the CAGE Subsidiary to execute its investment strategy, and that the Adviser provides investment advisory and administrative services to the CAGE Subsidiary pursuant to a management agreement in the same manner as it does for the Calamos Autocallable Growth ETF under its management agreement. The Trustees also noted that the Adviser will not charge a management fee under the management agreement with the CAGE Subsidiary. The Trustees determined, therefore, that it was appropriate to consider the approval of the management agreement with the CAGE Subsidiary collectively with their consideration of the management agreement with the Calamos Autocallable Growth ETF.
Nature, Quality and Extent of Services. The Board’s consideration of the nature, quality and extent of the Adviser’s services to be provided to each New Fund and the CAGE Subsidiary took into account the knowledge that may be gained from the
Board’s meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser’s long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser’s investment approach; the background and experience of the portfolio management personnel who will play key roles in managing each New Fund and the CAGE
Subsidiary; and the Adviser’s provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The
Board also reviewed the Adviser’s resources and key personnel expected to be involved in providing investment management services to each New Fund and the CAGE Subsidiary. The Board also considered compliance reports about the Adviser from the Trust’s Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to each New Fund and the CAGE Subsidiary were appropriate and consistent with the management agreement

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
and that each New Fund and the CAGE Subsidiary was likely to benefit from services to be provided under the management agreement with the Adviser.
Investment Performance of each New Fund. Because each New Fund has not yet commenced operations, the Board did not consider the investment performance of the New Funds.
Costs of Services Provided and Profits Realized by the Adviser . Using information provided by an independent third-party service provider, the Board evaluated each New Fund’s proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of such New Fund, character and investment strategy (the
“Expense Group”) and estimated total expense ratio compared to the median total expense ratio of the Expense Group.
The Board considered that estimated total net expense ratio and proposed management fee rate for each New Fund are both lower than the respective medians of the New Fund’s Expense Group. With respect to the Calamos Tax-Aware Collateral
ETF, the Board took into account the Adviser’s agreement to reimburse the New Fund 0.05% of average net assets such that the New Fund’s management fee is reduced from 0.19% to 0.14% through December 1, 2029. The Board also took into consideration that the proposed management fee for each New Fund was a unitary or “all-inclusive” fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to each New Fund.
Lastly, the Board considered the Adviser’s confidence in its investment team to deliver favorable performance and scale given its track record with other accounts that it manages. The Trustees also noted that the Adviser will not charge a management fee under the management agreement with the CAGE Subsidiary.
Economies of Scale. The Board noted that the proposed management fee with respect to each New Fund does not contain breakpoints. The Board also considered that the proposed unitary fee structure for each New Fund provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the
Adviser may achieve economies of scale relating to each New Fund and the CAGE Subsidiary, it may share the benefits of such economies of scale with such New Fund and the CAGE Subsidiary through, for example, enhancements to investment practices and operations and increasing levels of services to such New Fund and its shareholders and the CAGE Subsidiary.
Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as each New Fund’s and the CAGE Subsidiary’s investment manager, respectively, and of the Adviser and its affiliates in their relationships with each New Fund and the CAGE Subsidiary, respectively, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser’s other business units.
Other Benefits Derived from the Relationship with each New Fund and the CAGE Subsidiary. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with each New Fund and the CAGE
Subsidiary. The Board concluded that while the Adviser may potentially benefit from its relationship with each New Fund and the CAGE Subsidiary in ways other than the proposed fees payable by such New Fund, each New Fund and the CAGE
Subsidiary also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its management agreement with such New Fund and the CAGE Subsidiary and the proposed fees payable by such New Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS ANNUAL REPORT
In light of all the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust’s proposed management agreement with the Adviser with respect to each New Fund and the CAGE Subsidiary was, and its approval would be, in the best interest of such New Fund and its prospective shareholders and the CAGE Subsidiary.
The Board of Trustees (the “Board” or “Trustees”) of Calamos ETF Trust (the “Trust”) oversees the management of each series of the Trust, and, as required by law, determines annually whether to continue the Trust’s respective management agreement with Calamos Advisors LLC (“Adviser”) pursuant to which the Adviser serves as the investment manager and provides certain administrative services for certain series of the Trust (each, a “Fund” and, collectively, the “Funds”). The
“Independent Trustees,” who comprise more than 80% of the Board, have never been affiliated with the Adviser.
In connection with their most recent consideration regarding the continuation of the management agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreement, the
Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.
At a meeting held on June 24, 2026, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the Trust and the
Adviser on behalf of the Funds was fair in light of the nature, quality and extent of the services provided by the Adviser and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the continuation of the management agreement through September 1, 2027, subject to possible earlier termination as provided in the agreement.
In connection with its consideration of the management agreement of the Trust, the Board considered, among other things:
(i) the nature, quality and extent of the Adviser’s services, (ii) the investment performance of each Fund as well as performance information for comparable funds and other, comparable clients of the Adviser, (iii) the fees and other expenses paid by each Fund as well as expense information for comparable funds and for other, comparable clients of the Adviser, (iv) the profitability of the Adviser and its affiliates from their relationship with each Fund, (v) whether economies of scale may be realized as each Fund grows and whether potential economies may be shared, in some measure, with Fund investors and (vi)
other benefits to the Adviser from its relationship with the Funds. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve the continuation of the management agreement, and each Trustee may have afforded different weight to the various factors.
The Trustees considered that certain Funds have wholly-owned subsidiaries that may be utilized by each such Fund to execute its investment strategy and that the Adviser provides investment advisory and administrative services to each such subsidiary pursuant to a management agreement in the same manner as it does for each Fund under its management agreement.
The Trustees also noted that the Adviser does not charge a management fee under the management agreement with any such subsidiary. The Trustees determined, therefore, that it was appropriate to consider the approval of the management agreement with each subsidiary collectively with their consideration of the management agreement with the applicable
Funds.
Nature, Quality and Extent of Services. The Board’s consideration of the nature, quality and extent of the Adviser’s services to the Funds took into account the knowledge gained from the Board’s meetings with the Adviser throughout the years.
In addition, the Board considered: the Adviser’s long-term history of managing the Funds; the consistency of investment approach; the background and experience of the Adviser’s investment personnel responsible for managing the Funds; and
the Adviser’s performance as administrator of the Funds, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser’s resources and key personnel involved in providing investment management services to the Funds. The Board noted the personal investments that the Adviser’s key investment personnel have made in the Funds, which further aligns the interests of the Adviser and its personnel with those of the Funds’ shareholders. In addition, the Board considered compliance reports about the Adviser from the Funds’ Chief Compliance Officer.
The Board also considered the information provided by the Adviser regarding the Funds’ performance and the steps the
Adviser is taking to improve performance. In particular, the Board noted the additional personnel added to the Adviser’s investment team, which includes portfolio managers, research analysts, research associates and risk management personnel.
The Board also noted the Adviser’s significant investment into its infrastructure and investment processes.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
Investment Performance of the Funds. The Board considered each Fund’s investment performance over various time periods, including how the Fund performed compared to the average performance of a group of comparable funds (the Fund’s
“Category”) selected by an independent third-party service provider. In certain instances noted below, the Category represents a custom group of comparable funds, also selected by the independent third-party service provider. The performance periods considered by the Board ended on March 31, 2026, except where otherwise noted. Where available, the Board considered one-, three-, five- and ten-year performance. To the extent the Board considered data for periods other than those ending on March 31, 2026 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds, the data was still produced by an independent third-party service provider.
Further detail considered by the Board regarding the investment performance of each Fund is set forth below:
Calamos Convertible Equity Alternative ETF. The Board considered that the Fund outperformed its custom Category average for the one-year period, which was the only available period.
Calamos CEF Income & Arbitrage ETF. The Board considered that, while the Fund underperformed its custom Category average for the one-year period, which was the only available period, the Fund outperformed its custom Category average for the since inception (January 16, 2024) period ended March 31, 2026. The Board also considered that, given the Fund had commenced operations relatively recently, it would be prudent to allow the portfolio management team time to further develop its performance record with the Fund.
Calamos Nasdaq Equity & Income ETF. The Board considered that, while the Fund underperformed its custom Category average for the one-year period, which was the only available period, the Fund had commenced operations relatively recently, on February 13, 2024, and that it would be prudent to allow the portfolio management team time to further develop its performance record with the Fund.
Calamos Autocallable Income ETF. The Board considered that the Fund had commenced operations relatively recently, on
June 25, 2025. The Board noted the Adviser’s assertion that performance data for the Fund was not available because the
Fund had not completed one year of operations.
Calamos Nasdaq Autocallable Income ETF. The Board considered that the Fund had commenced operations relatively recently, on November 20, 2025. The Board noted the Adviser’s assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.
Calamos S&P 500 Structured Alt Protection ETFs (June, July, August, September, October, November, December, January,
February, March, April and May). The Board noted that the Adviser had recommended that the Board evaluate each Fund, which is built around a one-year outcome period, based on completed outcome period results to assess whether such Fund delivered its stated protection and estimated upside participation levels on a net fee basis relative to its reference index.
The Board also noted the Adviser’s assertion that trailing returns are not meaningful for performance comparisons and that, because of each Fund’s options-based structure, standard trailing return analysis does not provide a relevant basis for evaluating the Fund against peers or benchmarks. The Board, therefore, considered the Adviser’s statement that, for the applicable outcome period, the returns on a net fee basis of each Fund other than Calamos S&P 500 Structured Alt
Protection ETF – May (“S&P 500 May ETF”) exceeded the returns that were anticipated in light of each Fund’s initial cap, stated protection level and the actual returns of its respective reference index. In the case of S&P 500 May ETF, the Board considered the Adviser’s explanation that the Fund’s returns were within two basis points of estimated expectations. The
Board also considered that the S&P 500 May ETF had commenced operations relatively recently and that it would be prudent to allow the portfolio management team time to further develop its performance record with the Fund.
Calamos Russell 2000 Structured Alt Protection ETFs (July, October, January and April). The Board noted that the Adviser had recommended that the Board evaluate each Fund, which is built around a one-year outcome period, based on completed outcome period results to assess whether such Fund delivered its stated protection and estimated upside participation levels on a net fee basis relative to its reference index. The Board also noted the Adviser’s assertion that trailing returns are not meaningful for performance comparisons and that, because of each Fund’s options-based structure, standard trailing return analysis does not provide a relevant basis for evaluating the Fund against peers or benchmarks. The Board, therefore, considered the Adviser’s statement that, for the applicable outcome period, the returns on a net fee basis of each Fund other than Calamos Russell 2000 Structured Alt Protection ETF – April (“Russell 2000 April ETF”) exceeded the returns that were anticipated in light of each such Fund’s initial cap, stated protection level and the actual returns of its respective reference index. The Board also considered the Adviser’s explanation that the Russell 2000 April ETF’s returns were within eight basis points of estimated expectations due to expenses associated with its options transactions and its relatively low total net

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS ANNUAL REPORT
asset level in light of having commenced operations on April 1, 2025, later than the other Funds. The Board noted that it would be prudent to allow the portfolio management team time to further develop its performance record with the Russell
2000 April ETF.
Calamos Nasdaq-100 Structured Alt Protection ETFs (June, September, December and March). The Board noted that the
Adviser had recommended that the Board evaluate each Fund, which is built around a one-year outcome period, based on completed outcome period results to assess whether such Fund delivered its stated protection and estimated upside participation levels on a net fee basis relative to its reference index. The Board also noted the Adviser’s assertion that trailing returns are not meaningful for performance comparisons and that, because of each Fund’s options-based structure, standard trailing return analysis does not provide a relevant basis for evaluating the Fund against peers or benchmarks. The Board, therefore, considered the Adviser’s statement that, for the applicable outcome period, the returns on a net fee basis of each
Fund exceeded the returns that were anticipated in light of such Fund’s initial cap, stated protection level and the actual returns of its respective reference index.
Calamos Bitcoin Structured Alt Protection ETFs (January and April). The Board noted that the Adviser had recommended that the Board evaluate each Fund, which is built around a one-year outcome period, based on completed outcome period results to assess whether such Fund delivered its stated protection and estimated upside participation levels on a net fee basis relative to its reference index. The Board also noted the Adviser’s assertion that trailing returns are not meaningful for performance comparisons and that, because of each Fund’s options-based structure, standard trailing return analysis does not provide a relevant basis for evaluating the Fund against peers or benchmarks. The Board, therefore, considered the Adviser’s statement that, for the applicable outcome period, the returns on a net fee basis were within estimated expectations by five and two basis points for the Calamos Bitcoin Structured Alt Protection ETF – January and Calamos Bitcoin Structured Alt Protection
ETF – April, respectively. The Board also considered that both Funds had commenced operations relatively recently and that it would be prudent to allow the portfolio management team time to further develop its performance record with each Fund.
Calamos 80 Series Structured Alt Protection ETFs (January and April). The Board noted that the Adviser had recommended that the Board evaluate each Fund, which is built around a one-year outcome period, based on completed outcome period results to assess whether such Fund delivered its stated protection and estimated upside participation levels on a net fee basis relative to its reference index. The Board also noted the Adviser’s assertion that trailing returns are not meaningful for performance comparisons and that, because of each Fund’s options-based structure, standard trailing return analysis does not provide a relevant basis for evaluating the Fund against peers or benchmarks. The Board, therefore, considered the Adviser’s statement that, for the applicable outcome period, the returns on a net fee basis of each Fund exceeded the returns that were anticipated in light of each such Fund’s initial cap, stated protection level and the actual returns of its respective reference index.
Calamos 90 Series Structured Alt Protection ETFs (January and April). The Board noted that the Adviser had recommended that the Board evaluate each Fund, which is built around a one-year outcome period, based on completed outcome period results to assess whether such Fund delivered its stated protection and estimated upside participation levels on a net fee basis relative to its reference index. The Board also noted the Adviser’s assertion that trailing returns are not meaningful for performance comparisons and that, because of each Fund’s options-based structure, standard trailing return analysis does not provide a relevant basis for evaluating the Fund against peers or benchmarks. The Board, therefore, considered the
Adviser’s statement that, for the applicable outcome period, the returns on a net fee basis of Calamos 90 Series Structured
Alt Protection ETF – April exceeded the returns that were anticipated in light of each the Fund’s initial cap, stated protection level and the actual returns of its respective reference index. In the case of Calamos 90 Series Structured Alt Protection ETF
– January, the Board considered the Adviser’s explanation that the Fund’s returns were within estimated expectations by one basis point. The Board also considered that both Funds had commenced operations relatively recently and that it would be prudent to allow the portfolio management team time to further develop its performance record with each Fund.
Calamos Laddered S&P 500 Structured Alt Protection ETF. The Board noted that the Adviser had recommended that the
Board evaluate the Fund’s performance by reference to the results of each underlying Calamos S&P 500 Structured Alt
Protection ETF that the Fund invests in. The Board considered that, while the Fund underperformed its custom Category average for the one-year period, which was the only available period, the Fund’s peers utilize, according to the Adviser, different investment strategies and that the Fund’s downside protection is unique relative to peers. The Board also considered that the Fund had commenced operations relatively recently, on September 9, 2024, and that it would be prudent to allow the portfolio management team time to further develop its performance record with the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF. The Board considered that the Fund had commenced operations relatively recently, on October 14, 2025. The Board noted the Adviser’s assertion that performance data for the
Fund was not available because the Fund had not completed one year of operations.
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF. The Board considered that the Fund had commenced operations relatively recently, on October 14, 2025. The Board noted the Adviser’s assertion that performance data for the
Fund was not available because the Fund had not completed one year of operations.
Calamos Laddered Bitcoin Structured Alt Protection ETF. The Board considered that the Fund had commenced operations relatively recently, on October 14, 2025. The Board noted the Adviser’s assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.
Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated each Fund’s actual management fee rate compared to the median management fee rate for other open-end similar in size, character and investment strategy (the Fund’s “Expense Group”), and the Fund’s total expense ratio compared to the median total expense ratio of the Fund’s Expense Group.
The Board also reviewed the Adviser’s management fee rates for its institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Funds, the differences reflected the Adviser’s greater level of responsibilities and significantly broader scope of services regarding the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to creation and sponsorship of the Funds. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a Fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and (vi) greater exposure to “make whole” errors.
The Board also considered the Adviser’s costs in serving as the Funds’ investment adviser and manager, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage the Funds. The Board reviewed the Adviser’s methodology for allocating costs among the Adviser’s lines of business. The Board also considered information regarding the structure of the Adviser’s compensation program for portfolio managers, analysts and certain other employees, and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser in serving as each Fund’s investment adviser and of the
Adviser and its affiliates in all of their relationships with each Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Funds and the Adviser’s other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the
Adviser’s parent company and discussed its corporate structure.
Further detail considered by the Board regarding the management fee rate and total expense ratio of each Fund is set forth below:
Calamos Convertible Equity Alternative ETF. The Board considered that the Fund’s total expense ratio is lower than the
Expense Group median and the Fund’s management fee is only one basis point higher than the Expense Group median. The
Board reviewed the Fund’s expenses in light of its performance record. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos CEF Income & Arbitrage ETF. The Board considered that the Fund’s management fee rate and total expense ratio are lower than the respective Expense Group medians. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos Nasdaq Equity & Income ETF. The Board considered that the Fund’s total expense ratio and management fee are lower than the respective Expense Group medians. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the
Adviser to the Fund.
Calamos Autocallable Income ETF. The Board considered that the Fund’s management fee rate and total expense ratio are the same as the respective Expense Group medians. The Board also considered that the Fund’s management fee was a

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS ANNUAL REPORT
unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos Nasdaq Autocallable Income ETF. The Board considered that the Fund’s management fee rate and total expense ratio are lower than the respective Expense Group medians. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos S&P 500 Structured Alt Protection ETFs (June, July, August, September, October, November, December, January,
February, March, April and May). The Board considered that each Fund’s management fee rate and total expense ratio are lower than the respective Expense Group medians. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos Russell 2000 Structured Alt Protection ETFs (July, October, January and April). The Board considered that each
Fund’s management fee rate and total expense ratio are lower than the respective Expense Group medians. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos Nasdaq-100 Structured Alt Protection ETFs (June, September, December and March). The Board considered that each Fund’s management fee rate and total expense ratio are the same as the respective Expense Group medians. The
Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos Bitcoin Structured Alt Protection ETFs (January and April); Calamos 80 Series Structured Alt Protection ETFs (January
and April); Calamos 90 Series Structured Alt Protection ETFs (January and April). The Board considered that each Fund’s management fee rate and total expense ratio are lower than the respective Expense Group medians. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos Laddered S&P 500 Structured Alt Protection ETF. The Board considered that the Fund’s total expense ratio and management fee rate are the same as the respective Expense Group medians. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF. The Board considered that the Fund’s total expense ratio and management fee rate are the same as the respective Expense Group medians. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF. The Board considered that the Fund’s total expense ratio and management fee rate are the same as the respective Expense Group medians. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Calamos Laddered Bitcoin Structured Alt Protection ETF. The Board considered that the Fund’s total expense ratio and management fee rate are the same as the respective Expense Group medians. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
Economies of Scale. The Board considered whether each Fund’s management fee shares with shareholders potential economies of scale that may be achieved by the Adviser. The Board also considered the benefits accruing to shareholders from the Adviser’s investments into its infrastructure and investment processes.
Other Benefits Derived from the Relationship with the Funds. The Board also considered other benefits that accrue to the
Adviser and its affiliates from their relationship with the Funds. The Board concluded that while the Adviser may potentially benefit from its relationship with the Funds in ways other than the fees payable by the Funds, the Funds also may benefit from their relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to their agreement with the Funds and the fees payable by the Funds.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
The Board also considered the Adviser’s use of a portion of the commissions paid by the Funds on their portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of the Adviser and concluded, based on reports from the Funds’ Chief Compliance Officer, that the Adviser’s use of “soft” commission dollars to obtain research products and services was consistent with regulatory requirements.
After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for each Fund with the Adviser was in the best interest of each respective Fund and its shareholders.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS ANNUAL REPORT
The Board of Trustees (the “Board” or “Trustees”) of Calamos ETF Trust (the “Trust”) oversees the management of Calamos
Antetokounmpo Global Sustainable Equities ETF (the “Fund”), and, as required by law, determines annually whether to continue the Trust’s management agreement with Calamos Antetokounmpo Asset Management LLC (“Adviser”) pursuant to which the Adviser serves as the investment manager and provides certain administrative services for the Fund, and the investment sub-advisory agreement by and among the Trust, the Adviser and Calamos Advisors LLC (“Sub-Adviser”),
pursuant to which the Sub-Adviser serves as investment sub-adviser for the Fund. The “Independent Trustees,” who comprise more than 80% of the Board, have never been affiliated with the Adviser or the Sub-Adviser.
In connection with their most recent consideration regarding the continuation of the management agreement and investment sub-advisory agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser and Sub-Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreements, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser and Sub-Adviser, they met separately in executive session with their counsel.
At a meeting held on June 24, 2026, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the Trust and the
Adviser and Sub-Adviser on behalf of the Fund was fair in light of the nature, quality and extent of the services provided by the Adviser, Sub-Adviser and their affiliates, as applicable, the fees charged for those services and other matters that the
Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the
Independent Trustees, approved the continuation of the management agreement and investment sub-advisory agreement with respect to the Fund through January 10, 2028, subject to possible earlier termination as provided in each agreement.
In connection with its consideration of the management agreement and sub-advisory agreement of the Trust, the Board considered, among other things: (i) the nature, quality and extent of the Adviser’s and Sub-Adviser’s services, (ii) the investment performance of the Fund as well as performance information for comparable funds and other, comparable clients of the
Adviser and Sub-Adviser, (iii) the fees and other expenses paid by the Fund as well as expense information for comparable funds and for other, comparable clients of the Adviser and Sub-Adviser, (iv) the profitability of the Adviser and Sub-Adviser and their affiliates from their relationship with the Fund, (v) whether economies of scale may be realized as the Fund grows and whether potential economies may be shared, in some measure, with Fund investors and (vi) other benefits to the Adviser and Sub-Adviser from their relationship with the Fund. In the Board’s deliberations, no single factor was responsible for the
Board’s decision to approve the continuation of the management agreement and investment sub-advisory agreement, and each Trustee may have afforded different weight to the various factors.
Nature, Quality and Extent of Services. The Board’s consideration of the nature, quality and extent of the Adviser’s and Sub-
Adviser’s services to the Fund took into account the knowledge gained from the Board’s meetings with the Adviser and/or
Sub-Adviser throughout the years. In addition, the Board considered: the Adviser’s and Sub-Adviser’s history of managing the Fund and the Sub-Adviser’s long-term history of managing other funds in the Calamos fund complex; the consistency of investment approach; the Sub-Adviser’s relatively recent acquisition of Pearl Impact Capital LLC; the background and experience of Messrs. Madden and Tursich and Ms. Williamson (who are now employees of the Sub-Adviser) and other investment personnel responsible for managing the Fund; the Sub-Adviser’s provision of administrative services for other funds in the Calamos funds complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications; and the “dual hatting” arrangement in place between the Adviser and Sub-
Adviser with respect to employees of the Sub-Adviser that provide services to the Adviser. The Board also reviewed the
Adviser’s and Sub- Adviser’s resources and key personnel involved in providing investment management and investment sub-advisory services to the Fund. In addition, the Board considered compliance reports about the Adviser and Sub-Adviser from the Trust’s Chief Compliance Officer.
The Board also considered the information provided by the Adviser and Sub-Adviser regarding the Fund’s performance and the steps the Adviser and Sub-Adviser are taking to improve performance. In particular, the Board noted the additional personnel added to the Sub-Adviser’s investment team, which includes portfolio managers, research analysts, research associates and risk management personnel. The Board also noted the Adviser’s and Sub-Adviser’s significant investment into their infrastructure and investment processes.
Investment Performance of the Fund. The Board considered the Fund’s investment performance over various time periods, including how the Fund performed compared to the average performance of a group of comparable funds (the Fund’s
“Category”) selected by an independent third-party service provider. As noted below, the Category represents a custom group of comparable funds, also selected by the independent third-party service provider. The performance periods considered by

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

www.calamos.com
the Board ended on March 31, 2026, except where otherwise noted. Because the Fund commenced operations on February
3, 2023, five- and ten-year performance was not available and the Board only considered one- and three-year performance.
To the extent the Board considered data for periods other than those ending on March 31, 2026 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds, the data was still produced by an independent third-party service provider.
The Board considered that the Fund outperformed its custom Category average for the three-year period, and it underperformed for the one-year period. The Board noted that, for the three-year period, the Fund’s performance ranked in the second quartile of the Category and that, for the since inception (February 3, 2023) period ended March 31, 2026, the Fund outperformed its Category average. The Board also considered that the Fund had only commenced operations recently and that it would be prudent to allow the portfolio management team time to further develop its performance record with the Fund.
Costs of Services Provided and Profits Realized by the Adviser and Sub-Adviser. Using information provided by an independent third-party service provider, the Board evaluated the Fund’s actual management fee rate and sub-advisory fee rate compared to the median management fee rate and sub-advisory fee rate for other open-end funds similar in size, character and investment strategy (the Fund’s “Expense Group”), and the Fund’s total expense ratio compared to the median total expense ratio of the Fund’s Expense Group.
The Board also reviewed the Adviser’s and Sub-Adviser’s management fee rates for their institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Fund, the differences reflected the Adviser’s and Sub-Adviser’s greater level of responsibilities and significantly broader scope of services regarding the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation and sponsorship of the Fund. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and
Sub-Adviser and (vi) greater exposure to “make whole” errors.
The Board also considered the Adviser’s and Sub-Adviser’s costs in serving as the Fund’s investment adviser and sub-adviser, respectively, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage or sub-advise the Fund. The Board reviewed the Adviser’s and Sub-Adviser’s methodology for allocating costs among their lines of business. The Board also considered information regarding the structure of the Adviser’s and Sub-Adviser’s compensation program for portfolio managers, analysts and certain other employees, and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser and the Sub-Adviser in serving as the Fund’s investment adviser and sub-adviser, respectively, and of the Adviser, Sub-Adviser and their affiliates in all of their relationships with the Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Fund and the Adviser’s and Sub-Adviser’s other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the Adviser’s and Sub-Adviser’s parent companies and discussed their corporate structure.
The Board considered that the Fund’s management fee rate and total expense ratio are higher than the respective medians of the Fund’s Expense Group. The Board also considered that the Fund’s management fee was a unitary or "all-inclusive"
fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.
The Board reviewed the Fund’s expenses in light of its level of assets and longer-term performance record.
Economies of Scale. The Board considered whether the Fund’s management fee shares with shareholders potential economies of scale that may be achieved by the Adviser and Sub-Adviser. The Board also considered the benefits accruing to shareholders from the Adviser’s and Sub-Adviser’s investments into their infrastructure and investment processes.
Other Benefits Derived from the Relationship with the Fund. The Board also considered other benefits that accrue to the
Adviser, Sub-Adviser and their affiliates from their relationship with the Fund. The Board concluded that, while each of the
Adviser and Sub-Adviser may potentially benefit from its relationship with the Fund in ways other than the fees payable by the Fund, the Fund also may benefit from its relationship with the Adviser and Sub-Adviser in ways other than the services to be provided by the Adviser and Sub-Adviser and their affiliates pursuant to their agreements with the Fund and the fees payable by the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)

ETF FAMILY OF FUNDS ANNUAL REPORT
The Board also considered the Sub-Adviser’s use of a portion of the commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of the Sub-Adviser and concluded, based on reports from the Trust’s Chief Compliance Officer, that the Sub-Adviser’s use of “soft” commission dollars to obtain research products and services was consistent with regulatory requirements.
After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for the Fund with the Adviser and the investment sub-advisory agreement with the Sub-Adviser with respect to the Fund were in the best interest of the Fund and its shareholders.

Tax Information
(unaudited)

www.calamos.com
We are providing this information as required by the Internal Revenue Code (Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In February 2027, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2026. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal period ended July 31, 2026:
Under Section 854(b)(2) of the Code, the Funds hereby designate the following amounts, or the maximum amount allowable under the Code, as qualified dividends for the fiscal period ended July 31, 2026:
Under Section 854(b)(2) of the Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the period ended July 31, 2026:
FUND CAPITAL GAINS DIVIDENDS
Calamos CEF Income & Arbitrage ETF $ 180,311
FUND QUALIFIED DIVIDENDS
Calamos Antetokounmpo Global Sustainable Equities ETF $ 141,237
Calamos CEF Income & Arbitrage ETF 262,294
Calamos Convertible Equity Alternative ETF 216,697
FUND DIVIDENDS RECEIVED DEDUCTION
Calamos Antetokounmpo Global Sustainable Equities ETF 55%
Calamos CEF Income & Arbitrage ETF 10
Calamos Convertible Equity Alternative ETF 14

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

1.           Aggregate remuneration paid to all trustees for the period covered by the report was $346,602 for services provided to the Calamos ETF Trust. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr. and John S. Koudounis, the trustees who are “interested persons” of the Calamos ETF Trust, do not receive remuneration for services provided to the Calamos ETF Trust.

2.           Not applicable.

3.           The Chief Compliance Officer of the Trust is the only officer who receives compensation from the Trust. During the period covered by the report, Walter Kelly was paid $102,556 for services provided to the Calamos ETF Trust.

4.           Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Statement Regarding Basis for Approval of Investment Advisory Contracts – Included as part of the financial statements filed under Item 7 of the N-CSR.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics.

(a)(2) Not applicable

(a)(3)(i) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(ii) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos ETF Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 30, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	September 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 30, 2026

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	September 30, 2026